              As filed with the Securities and Exchange Commission
                              on January 30, 2003


                        Registration No. 333-447 811-7505
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                       ----------------------------------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[X]

                           Pre-Effective Amendment No.
[ ]


                        Post-Effective Amendment No. 26

[X]
                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]


                                Amendment No. 29

[X]
                        (Check appropriate box or boxes)


                       AMERICAN INDEPENDENCE FUNDS TRUST
               (Exact name of Registrant as specified in charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219

                Address of Principal Executive Offices Zip Code)

       Registrant's Telephone Number, including Area Code: (888) 266-8787

                              George Stevens, Esq.

                               BISYS Fund Services
                                3435 Stelzer Road

                              Columbus, Ohio 43219
                     (Name and Address of Agent for Service)

                                    Copy to:

                             Thomas Majewski, Esq.

                    Paul, Weiss, Rifkind, Wharton & Garrison
                           1285 Avenue of the Americas

                          New York, New York 10019-6064

             It is proposed that this filing will become effective:

                        immediately upon filing pursuant to Rule 485(b)
                  ---


                   x    on January 31, 2003 pursuant to Rule 485(b)
                  ---


                        60 days after filing pursuant to Rule 485(a)
                  ---
                        75 days after filing pursuant to Rule 485(a)
                  ---


                        on January 31, 2003 pursuant to Rule 485(a)
                  ---



     This Post-Effective Amendment no. 26 to the registration statement on Form N-1A of American Independence Fund Trust (the "Trust") relates only to the NestEgg Funds, each a series of the Trust. The prospectus and the statement of additional information describing the Service Class and the Premium Class of the American Independence Funds series of the Trust included in the post-effective amendment as filed pursuant to Rule 485(b) under the Securities Act of 1933 on January 30, 2002 (File No. 333-447) is hereby incorporated by reference.

   INVESTMENT ADVISER

   INTRUST FINANCIAL SERVICES, INC. ("INTRUST")

   SUB INVESTMENT ADVISER
   LA JOLLA ECONOMICS

                                    QUESTIONS?
                            Call 1-888-266-8787 or your
                            investment representative.

                                 NESTEGG FUNDS

                                   PROSPECTUS
                                JANUARY 31, 2003

                               NESTEGG 2010 FUND
                               NESTEGG 2020 FUND
                               NESTEGG 2030 FUND
                               NESTEGG 2040 FUND
                       NESTEGG CAPITAL PRESERVATION FUND

                                   SERIES OF
                       AMERICAN INDEPENDENCE FUNDS TRUST

                              [NESTEGG FUNDS LOGO]

                                 PREMIUM CLASS

                     THE SECURITIES AND EXCHANGE COMMISSION
                   HAS NOT APPROVED OR DISAPPROVED THE SHARES
                   DESCRIBED IN THIS PROSPECTUS OR DETERMINED
                      WHETHER THIS PROSPECTUS IS ACCURATE
                     OR COMPLETE. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                        THE NOTICE OF PRIVACY POLICY AND
                       PRACTICES OF THE FUNDS IS INCLUDED
                        WITH THIS PROSPECTUS BUT IS NOT
                           CONSIDERED TO BE A PART OF
                                THE PROSPECTUS.

                               TABLE OF CONTENTS

                                                RISK/RETURN SUMMARY AND FUND EXPENSES

--------------------------------------------------------------------------------------------------------

                                [SCALE ICON]
Carefully review this                               4  NestEgg 2010 Fund -- Investment Objectives and
important section, which                                 Principal Investment Strategies
summarizes each Fund's                              6  NestEgg 2020 Fund -- Investment Objectives and
investments, risks and fees.                             Principal Investment Strategies
                                                    7  NestEgg 2030 Fund -- Investment Objectives and
                                                         Principal Investment Strategies
                                                    8  NestEgg 2040 Fund -- Investment Objectives and
                                                         Principal Investment Strategies
                                                    9  NestEgg Capital Preservation Fund -- Investment
                                                         Objectives and Principal Investment Strategies
                                                   10  Principal Risk Factors
                                                   13  Performance Bar Charts and Tables

                                                INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

--------------------------------------------------------------------------------------------------------

                                [MONEY ICON]
Review this section for a                          21  NestEgg Funds
more detailed discussion of
each Fund's investment
objectives, strategies and
risks.

                                                FUND MANAGEMENT

--------------------------------------------------------------------------------------------------------

                                [GRAPH ICON]
Review this section for                            26  The Investment Adviser
details on the people and                          26  The Sub Investment Adviser
organizations who oversee                          26  The Distributor and Administrator
the Funds.

                                                SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------------------------------

                                [BOOK ICON]
Review this section for                            27  Pricing of Fund Shares
shareholder information                            28  Purchasing and Adding to Your Shares
details on how shares are                          31  Selling Your Shares
valued, how to purchase,                           32  General Policies on Selling Shares
sell and exchange shares and                       34  Distribution Arrangements/Sales Charges
payments of dividends and                          35  Distribution (12b-1) Fees
distributions.                                     35  Service Organization Fees
                                                   35  Dividends, Distributions and Taxes
                                                   36  Exchanging Your Shares

                                                FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------

                                                   37  NestEgg Funds

                                                BACK COVER

--------------------------------------------------------------------------------------------------------

                                [FUND ICON]
                                                       Where to Learn More About the Funds

                                                [SCALE ICON]

                                               NESTEGG FUNDS

NESTEGG OVERVIEW

The NestEgg Funds (individually a "Fund", collectively the "Funds") offer investors comprehensive ASSET ALLOCATION investment strategies tailored to the time when they expect to begin withdrawing assets. Each NestEgg Fund invests in shares of unaffiliated mutual funds, including index funds, money market funds and exchange traded funds, representing broad classes of assets, namely stock, bonds and money market instruments, in proportions suggested by its own comprehensive asset allocation strategy which gradually becomes more conservative as the year in the Fund's name approaches. Because each Fund invests in mutual funds, collectively referred to in this prospectus as "underlying mutual funds", each is considered a "fund of funds". The term "we" is used throughout this prospectus to refer to either or both the Funds' investment adviser, INTRUST Financial Services, Inc. ("Adviser" or "INTRUST") and the Funds' sub investment adviser, La Jolla Economics ("Sub-Adviser").

* Prior to October 28, 2002, each Fund operated as a "feeder fund" in a "master feeder" investment structure.

RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [SCALE ICON]




                                               NESTEGG 2010 FUND

INVESTMENT OBJECTIVES


The NestEgg 2010 Fund seeks to maximize assets for retirement or other purposes, consistent with the QUANTITATIVELY MEASURED RISK that investors on average may be willing to accept given their investment TIME HORIZON of the year 2010. This objective is non-fundamental and may be changed by the Trustees of the Fund without shareholder approval.



PRINCIPAL
INVESTMENT STRATEGIES

The NestEgg 2010 Fund, like the other NestEgg Funds, pursues a common strategy of allocating and reallocating investments among underlying mutual funds representing stocks, bonds and money market instruments.

Many of the underlying mutual funds invest, either directly or indirectly, in stocks, bonds or other securities with the goal of matching a specific stock or bond index and are commonly known as index funds and exchange traded funds ("ETFs"). Most of the INDEXES of the underlying equity mutual funds are well-known broad-based market indexes, such as the S&P 500 Index of large company stock. Other stock indexes of underlying stock funds representing a smaller portion of the Fund's investments reflect a particular market segment and include foreign securities, emerging market securities and depositary receipts. The indexes of the underlying bond funds consist of intermediate and long-term bonds, including investment grade bonds that have been rated within the four highest rating categories by a nationally recognized statistical rating organization such as Standard & Poor's Corporation (S&P) or Moody's Investor Service, Inc. (Moody's), corporate debt and government obligations (which include mortgage-backed securities). The Fund also may invest in money market funds.







QUANTITATIVELY MEASURED RISK gauges both the frequency and degree to which an asset class will perform below the long-term expected average.

An investment's TIME HORIZON marks the point when investors plan to start making net withdrawals. As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of short-term loss for the opportunity of achieving greater long-term gains.


INDEXES are composed of groups of securities chosen to represent an entire stock or bond market, or a major market segment. Indexes may include securities that meet objective criteria, such as country of origin, industry sector or company size. Including a security in an index means merely that it has satisfied the selection criteria. It implies no expectation about anticipated performance, good or bad.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [SCALE ICON]



                                               NESTEGG 2010 FUND
                                               PRINCIPAL INVESTMENT STRATEGY
                                               CONTINUED




In allocating among the underlying type of mutual funds for the NestEgg 2010 Fund, INTRUST uses investment research provided by the Sub-Adviser that identifies and analyzes major market trends on an ongoing basis to arrive at a strategy involving those asset classes, countries, sectors and styles of investing the Adviser believes appropriate to the Fund. Based on current assessment of markets, the range of asset allocation represented by the underlying mutual funds of the NestEgg 2010 Fund is:



                                       UNDERLYING MUTUAL FUND   TARGET ALLOCATION-YEAR 2003
                                       ----------------------   ---------------------------
                                       Equity Mutual Funds                35-50%
                                       Bond Mutual Funds                  45-65%
                                       Money Market Funds                  0-10%


As the stated time horizon approaches, the allocation will shift towards more conservative investments and have lower expected returns. By the time the NestEgg 2010 Fund reaches its time horizon, it has tilted as far as it will go in favor of capital preservation at the expense of capital return. This does not mean that it invests exclusively in money market funds. Rather, because we believe most investors are still willing to take some risks in pursuing returns even while drawing on their investments, we continue to allocate a portion of the Fund's assets to stocks and bonds, in addition to money market investments.


PRINCIPAL RISKS



The NestEgg 2010 Fund is subject to Investment Company Risk and Analytical Risk. To a greater degree, the Fund is subject to Bond Investment Risk, Credit Risk and Interest Rate Risk. To a lesser degree, the Fund is subject to Stock Investment Risk and Foreign Investment Risk. See Principal Risk Factors.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [SCALE ICON]

                                               NESTEGG 2020 FUND

INVESTMENT OBJECTIVES


The NestEgg 2020 Fund seeks to maximize assets for retirement or other purposes, consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon of the year 2020. This objective is non-fundamental and may be changed by the Trustees of the Fund without shareholder approval.


PRINCIPAL
INVESTMENT STRATEGIES

The NestEgg 2020 Fund, like the other NestEgg Funds, pursues a common strategy of allocating and reallocating investments among underlying mutual funds representing stocks, bonds and money market instruments.


Many of the underlying mutual funds invest, either directly or indirectly, in stocks, bonds or other securities with the goal of matching a specific stock or bond index and are commonly known as index funds and ETFs. Many of the indexes of the underlying stock funds are well-known broad-based market indexes, such as the S&P 500 Index of large company stock. Other stock indexes of the underlying stock funds representing a smaller portion of the Fund's investments reflect a particular market segment and include foreign securities, emerging market securities and depositary receipts. The indexes of the underlying bond funds consist of intermediate and long-term bonds, including investment grade bonds that have been rated within the four highest rating categories by a nationally recognized statistical rating organization such as S&P or Moody's, corporate debt and government obligations (which include mortgage-backed securities). The Fund also may invest in money market funds.



In allocating among the type of underlying mutual funds for the NestEgg 2020 Fund, INTRUST uses investment research provided by the Sub-Adviser that identifies and analyzes major market trends on an ongoing basis to arrive at a strategy involving those asset classes, countries, sectors and styles of investing the Adviser believes appropriate to the Fund. Based on current assessment of markets, the range of asset allocation represented by the underlying mutual funds of the NestEgg 2020 Fund is:



                                  UNDERLYING MUTUAL FUND   TARGET ALLOCATION-YEAR 2003
                                  ----------------------   ---------------------------
                                  Equity Mutual Funds                50-65%
                                  Bond Mutual Funds                  30-50%
                                  Money Market Funds                  0-10%


As the stated time horizon approaches, the allocation will shift towards more conservative investments and have lower expected returns. By the time the NestEgg 2020 Fund reaches its time horizon, it has tilted as far as it will go in favor of capital preservation at the expense of capital return. This does not mean that it invests exclusively in money market funds. Rather, because we believe most investors are still willing to take some risks in pursuing returns even while drawing on their investments, we continue to allocate a portion of the Fund's assets to stocks and bonds, in addition to money market investments.


PRINCIPAL RISKS



The NestEgg 2020 Fund is subject to Investment Company Risk and Analytical Risk. To a moderate degree, the Fund is subject to Bond Investment Risk, Credit Risk and Interest Rate Risk. To a less moderate degree, the Fund is subject to Stock Investment Risk and Foreign Investment Risk. See Principal Risk Factors.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [SCALE ICON]

                                               NESTEGG 2030 FUND

INVESTMENT OBJECTIVES


The NestEgg 2030 Fund seeks to maximize assets for retirement or other purposes, consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon of the year 2030. This objective is non-fundamental and may be changed by the Trustees of the Fund without shareholder approval.


PRINCIPAL
INVESTMENT STRATEGIES

The NestEgg 2030 Fund, like the other NestEgg Funds, pursues a common strategy of allocating and reallocating investments among underlying mutual funds representing stocks, bonds and money market instruments.


Many of the underlying mutual funds invest, either directly or indirectly, in stocks, bonds or other securities with the goal of matching a specific stock or bond index and are commonly known as index funds and ETFs. Some of the indexes underlying the stock funds are well-known broad-based market indexes, such as the S&P 500 Index of large company stock. Other indexes reflect a particular market segment and include foreign securities, emerging market securities and depositary receipts. The indexes underlying the bond funds consist of intermediate and long-term bonds, including investment grade bonds that have been rated within the four highest rating categories by a nationally recognized statistical rating organization such as S&P or Moody's, corporate debt and government obligations (which include mortgage-backed securities). The Fund also may invest in money market funds.



In allocating among the underlying type of mutual funds for the NestEgg 2030 Fund, INTRUST uses investment research provided by the Sub-Adviser that identifies and analyzes major market trends on an ongoing basis to arrive at a strategy involving those asset classes, countries, sectors and styles of investing the Adviser believes appropriate to the Fund. Based on current assessment of markets, the range of asset allocation represented by the underlying mutual funds of the NestEgg 2030 Fund is:



                                  UNDERLYING MUTUAL FUND   TARGET ALLOCATION-YEAR 2003
                                  ----------------------   ---------------------------
                                  Equity Mutual Funds                65-80%
                                  Bond Mutual Funds                  15-30%
                                  Money Market Funds                  0-10%


As the stated time horizon approaches, the allocation will shift towards more conservative investments and have lower expected returns. By the time the NestEgg 2030 Fund reaches its time horizon, it has tilted as far as it will go in favor of capital preservation at the expense of capital return. This does not mean that it invests exclusively in money market funds. Rather, because we believe most investors are still willing to take some risks in pursuing returns even while drawing on their investments, we continue to allocate a portion of the Fund's assets to stocks and bonds, in addition to money market investments.


PRINCIPAL RISKS



The NestEgg 2030 Fund is subject to Investment Company Risk and Analytical Risk. To a greater degree, the Fund is subject to Stock Investment Risk and Foreign Investment Risk. To a lesser degree, the Fund is subject to Bond Investment Risk, Credit Risk and Interest Rate Risk. See Principal Risk Factors.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [SCALE ICON]

                                               NESTEGG 2040 FUND

INVESTMENT OBJECTIVES


The NestEgg 2040 Fund seeks to maximize assets for retirement or other purposes, consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon of the year 2040. This objective is non-fundamental and may be changed by the Trustees of the Fund without shareholder approval.


PRINCIPAL
INVESTMENT STRATEGIES

The NestEgg 2040 Fund, like the other NestEgg Funds, pursues a common strategy of allocating and reallocating investments among underlying mutual funds representing stocks, bonds and money market instruments.


Many of the underlying mutual funds invest, either directly or indirectly, in stocks, bonds or other securities with the goal of matching a specific stock or bond index and are commonly known as index funds and ETFs. Some of the indexes are well-known broad-based market indexes, such as the S&P 500 Index of large company stock. Other indexes reflect a particular market segment and include foreign securities, emerging market securities and depositary receipts. The indexes underlying the bond funds consist of intermediate and long-term bonds, including investment grade bonds that have been rated within the four highest rating categories by a nationally recognized statistical rating organization such as S&P or Moody's, corporate debt and government obligations (which include mortgage-backed securities). The Fund also may invest in money market funds.


In allocating among underlying mutual funds for the NestEgg 2040 Fund, INTRUST uses investment research provided by the Sub-Adviser that identifies and analyzes major market trends on an ongoing basis to arrive at a strategy involving which asset classes, countries, sectors and styles of investing the Adviser believes appropriate to the Fund. Based on current assessment of markets, the range of asset allocation represented by the underlying mutual funds of the NestEgg 2040 Fund is:


                                  UNDERLYING MUTUAL FUND   TARGET ALLOCATION-YEAR 2003
                                  ----------------------   ---------------------------
                                  Equity Mutual Funds                80-95%
                                  Bond Mutual Funds                   0-15%
                                  Money Market Funds                  0-10%


As the stated time horizon approaches, the allocation will shift towards more conservative investments and have lower expected returns. By the time the NestEgg 2040 Fund reaches its time horizon, it has tilted as far as it will go in favor of capital preservation at the expense of capital return. This does not mean that it invests exclusively in money market funds. Rather, because we believe most investors are still willing to take some risks in pursuing returns even while drawing on their investments, we continue to allocate a portion of the Fund's assets to stocks and bonds, in addition to money market investments.


PRINCIPAL RISKS



The NestEgg 2040 Fund is subject to Investment Company Risk and Analytical Risk. To a greater degree, the Fund is subject to Stock Investment Risk and Foreign Investment Risk. To a lesser degree, the Fund is subject to Bond Investment Risk, Credit Risk and Interest Rate Risk. See Principal Risk Factors.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [SCALE ICON]



                                               NESTEGG CAPITAL PRESERVATION FUND

INVESTMENT OBJECTIVES


The NestEgg Capital Preservation Fund is managed for investors seeking income and moderate long-term growth of capital. This objective is non-fundamental and may be changed by the Trustees of the Fund without shareholder approval.


PRINCIPAL
INVESTMENT STRATEGIES

The NestEgg Capital Preservation Fund, like the other NestEgg Funds, pursues a common strategy of allocating and reallocating investments among underlying mutual funds representing stocks, bonds and money market instruments.


Many of the underlying mutual funds invest, either directly or indirectly, in stocks, bonds or other securities with the goal of matching a specific stock or bond index and are commonly known as index funds and ETFs. Most of the indexes underlying the stock funds are well-known broad-based market indexes, such as the S&P 500 Index of large company stock. Other indexes of the underlying stock funds representing a smaller portion of the Fund's investments reflect a particular market segment and include foreign securities, emerging market securities and depositary receipts. The indexes underlying the bond funds consist of intermediate and long-term bonds, including investment grade bonds that have been rated within the four highest rating categories by a nationally recognized statistical rating organization such as S&P or Moody's, corporate debt and government obligations (which include mortgage-backed securities). The Fund also may invest in money market funds.



In allocating among the type of underlying mutual funds for the NestEgg Capital Preservation Fund, INTRUST uses investment research provided by the Sub-Adviser that identifies and analyzes major market trends on an ongoing basis to arrive at a strategy involving those asset classes, countries, sectors and styles of investing the Adviser believes appropriate to the Fund. Based on current assessment of markets, the range of asset allocation represented by the underlying mutual funds of the NestEgg Capital Preservation Fund is:


                                       UNDERLYING MUTUAL FUND   TARGET ALLOCATION
                                       ----------------------   -----------------
                                       Equity Mutual Funds           20-40%
                                       Bond Mutual Funds             50-80%
                                       Money Market Funds             0-10%



PRINCIPAL RISKS



The NestEgg Capital Preservation Fund is subject to Investment Company Risk and Analytical Risk. To a greater degree, the Fund is subject to Bond Investment Risk, Credit Risk and Interest Rate Risk. To a lesser degree, the Fund is subject to Stock Investment Risk and Foreign Investment Risk. See Principal Risk Factors.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [SCALE ICON]

                                               NESTEGG FUNDS

PRINCIPAL RISK FACTORS

Each Fund has a different level of risk and the amount of risk is reflected in its name. The Funds with shorter time horizons (NestEgg Capital Preservation, NestEgg 2010, and NestEgg 2020) will tend to be less risky and have lower expected returns than the Funds with longer time horizons (NestEgg 2030 and NestEgg 2040).


The value of each NestEgg Fund's investments, and the value of your investments in a NestEgg Fund will fluctuate with market conditions. You may lose money on your investment in a NestEgg Fund, or the Fund could underperform other investments. Each of the NestEgg Funds presents each of the risk factors described below.



RISK DIFFERENCES AMONG FUNDS



The NestEgg Capital Preservation and the NestEgg 2010 Funds are currently subject to the highest levels of Bond Investment Risk, Credit Risk and Interest Rate Risk and lowest levels of Stock Investment Risk and Foreign Investment Risk of all of the NestEgg Funds although they are not free of Stock Investment Risk altogether. The NestEgg 2020 Fund is currently subject to a significant level of Bond Investment Risk, Credit Risk and Interest Rate Risk, but less than the NestEgg Capital Preservation and NestEgg 2010 Funds. Likewise, the NestEgg 2020 Fund is currently subject to a significant level of Stock Investment Risk and Foreign Investment Risk but less than the NestEgg 2030 and 2040 Funds. The NestEgg 2030 and the NestEgg 2040 Funds currently have the highest levels of Stock Investment Risk and Foreign Investment Risk and the lowest levels of Bond Investment Risk, Credit Risk and Interest Rate Risk, although they are not free of Bond Investment Risk, Credit Risk and Interest Rate Risk altogether.




INVESTMENT COMPANIES

By investing in shares of investment companies each NestEgg Fund indirectly pays a portion of the operating, management and other expenses of each investment company. Therefore, you may indirectly pay higher total operating expenses and other costs than you might pay by owning the underlying mutual funds. Because the Funds may invest in open-end funds, you may receive more taxable capital gains distribution than would be the case if you invested directly in the underlying mutual fund. In addition, because a Fund may invest up to 100% of its assets in investment companies, the category of which is considered under the Standard Industry Code to be an "industry", the Fund "concentrates" (that is, it invests more than 25% of) its investments in a single industry.
 10

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [SCALE ICON]

                                               NESTEGG FUNDS
                                               PRINCIPAL RISK FACTORS CONTINUED


STOCK INVESTMENT RISK


To the extent a NestEgg Fund is invested in stock index funds or stock ETFs, it will be subject to the risks of stock investing. These include both short-term and prolonged price declines in the markets. Mid- to small-cap stocks tend to present greater risks than large-cap stocks because they are generally more volatile and can be less liquid. In addition, to the extent a NestEgg Fund invests in a growth stock or value stock index fund and/or an ETF, it will be subject to certain risks inherent in such investment styles. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market and their returns will trail those of other asset classes or the overall stock market. Investment growth stocks may lack the dividend yield that can cushion stock prices in market downturns.


FOREIGN INVESTMENT RISK

Since the Fund's underlying mutual funds may invest in foreign securities, including emerging market investments, the Fund is subject to additional risks. Foreign securities often trade on markets that have less reliable information available and lower transaction volumes than markets in the United States. Consequently, stock and bond prices can be more volatile and more difficult to value. Investing in foreign markets is generally more expensive, due to currency exchange costs, higher commissions on trades and higher custodial fees. Currencies may weaken relative to the U.S. dollar, eroding the dollar value of investments denominated in those currencies.

BOND INVESTMENT RISK

To the extent a NestEgg Fund invests in bond funds or bond ETFs, it is subject to the risks of fixed income investing. Although these risks include short-term and prolonged price declines, such price declines in the bond market have historically been less severe than stock declines.

CREDIT RISK

Bonds also face credit risk. Credit risk is the risk that the borrowers that issued a bond may not repay principal or interest when due. U.S. Treasury bonds have minimal credit risk because they are backed by the U.S. government's full faith and credit. However, not all securities issued by government agencies are backed by the government's full faith and credit. Additionally, corporate bonds are subject to greater credit risk than U.S. government bonds.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [SCALE ICON]

                                               NESTEGG FUNDS
                                               PRINCIPAL RISK FACTORS CONTINUED


INTEREST RATE RISK

Interest rate risk is the chance that bond prices will decline over short or even long periods due to rising interest rates. All bonds, including those issued by the government and its agencies, are subject to interest rate risk. Their prices tend to move in the opposite direction from market interest rate movements. When interest rates are going up, bond prices tend to fall. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities, bonds with interest rate reset provisions, notes or money market instruments. An underlying mutual fund may also invest in mortgage-backed securities which are also subject to prepayment and extension risk. When interest rates decline, such mortgage-backed securities are subject to the risk that the principal amount of the underlying obligation may be repaid prior to the bond's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, the underlying mutual fund is exposed to lower return upon subsequent reinvestment of the principal. When interest rates rise, such securities are subject to the risk that an expected level of prepayments will not occur, resulting in a longer effective maturity of the security. As a result the value of such securities may decline.

ANALYTICAL RISK

We use analytical techniques to anticipate and identify major market trends in order to restructure the Fund's underlying mutual funds. If the Adviser or Sub-Adviser incorrectly judges the anticipated performance of a particular asset class in the market, the Fund may lose opportunities for gains or it may experience losses.


NO TEMPORARY DEFENSIVE POSITIONS


We normally allocate a portion of each NestEgg Fund's assets to money market instruments, but we will not adopt "defensive positions." This means that we expect to remain invested in stocks and bonds even when market conditions might seem to suggest temporarily holding more assets in cash or money market instruments than usual.

An investment in the NestEgg Funds is not a bank deposit or obligation of INTRUST Bank N.A. They are not guaranteed or endorsed by the Federal Deposit Insurance Corporation or any other government agency.


WHO MAY WANT TO INVEST?


WHICH NESTEGG FUND TO CONSIDER. In making your investment decision, you should keep in mind:

- Each NestEgg Fund's investment strategy derives from the risk tolerance of average investors with a particular time horizon.

- Each NestEgg Fund's time horizon is the decade that begins with the year in its name.

Based strictly on statistical considerations, then, you would want to invest in the NestEgg Fund corresponding to the decade when you expect to begin withdrawing your investment (2010, 2020, etc.). But statistical considerations alone may not govern your investment decision, and the five NestEgg Funds allow for that, too. If you are willing to assume greater risk, you might direct some or all of your assets to a NestEgg Fund with a longer time horizon. If you desire a more secure investment, and are willing to forego some potential returns, you might direct some or all of your assets to a NestEgg Fund with a shorter time horizon. The final choice is yours.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [SCALE ICON]


                                               NESTEGG FUNDS

   PERFORMANCE BAR CHARTS AND TABLES

   The bar charts and tables on the following pages show how the respective NestEgg Funds have performed from year to year. The performance shown in the bar charts and tables represents the performance of (1) the respective NestEgg Funds' Service Class Shares since January 4, 1999, the inception date for each of the NestEgg Funds' Service Class Shares, through October, 2002, which performance has been restated to reflect expenses of the Premium Class Shares and (2) the respective NestEgg Funds' Premium Class for the period November 1, 2002 through December 31, 2002. Because the Premium Shares expenses are typically higher than the Service Class Shares' expenses, actual performance of the Premium Class Shares will be lower than the performance of Service Class Shares. In addition, the Performance Table reflects the sales charge applicable to the Premium Class Shares. Prior to November 1, 2002, the NestEgg Funds operated under a "master-feeder" structure.


   The bar charts provide some indication of the risks of investing in the respective NestEgg Funds by showing changes in the Fund's performance from year to year. The performance table below each bar chart indicates risk by comparing the performance of the applicable NestEgg Fund to the performance over time to that of one or more widely recognized, unmanaged indices.

   Both charts assume reinvestment of dividends and distributions. Of course, past performance (before and after tax) does not indicate how the Fund will perform in the future.

    (a) In addition, actual NestEgg Fund performance reflects fee waivers; without such fee waivers performance would have been lower.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [SCALE ICON]

                                               NESTEGG FUNDS
                                               CONTINUED

   NESTEGG 2010 FUND -- PREMIUM CLASS
   YEAR-BY-YEAR RETURNS -- AS OF DECEMBER 31(1)
   [BAR GRAPH]

2000                                                                             -0.33%
2001                                                                             -2.04%
2002                                                                             -8.47%


                                                                   Best quarter:          Q4   2002     5.53%
                                                                   Worst quarter:         Q3   2002    -8.63%


   (1) These annual returns do not include sales charges. If the sales charges were reflected, the annual returns would be lower.

   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.


                                                                                      SINCE INCEPTION
         AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2002            ONE YEAR       (JANUARY 4, 1999)
                                                                      --------------------------------
     RETURN BEFORE TAXES(2)                                            -9.84%             -1.27%
                                                                      --------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS(2)                           -10.50%             -2.18%
                                                                      --------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES(2)         -6.03%             -1.40%
    --------------------------------------------------------------------------------------------------
     LEHMAN BROTHERS AGGREGATE BOND
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)              10.27%              7.24%
                                                                      --------------------------------
     LIPPER FLEXIBLE PORTFOLIO INDEX                                  -14.71%             -3.60%
                                                                      --------------------------------
     WILSHIRE 5000
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)             -17.34%             -5.13%
                                                                      --------------------------------
     MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE AUSTRALASIA AND
      FAR EAST (MSCI EAFE) INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)             -15.66%             -7.63%
    --------------------------------------------------------------------------------------------------



   (2) These returns reflect performance after sales charges and expenses are deducted.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [SCALE ICON]

                                               NESTEGG FUNDS
                                               CONTINUED

   NESTEGG 2020 FUND -- PREMIUM CLASS
   YEAR-BY-YEAR RETURNS -- AS OF DECEMBER 31(1)

   [BAR GRAPH]

2000                                                                             -4.62%
2001                                                                             -7.59%
2002                                                                            -13.01%


                                                                   Best quarter:          Q4   2001     6.89%
                                                                   Worst quarter:         Q3   2002   -11.86%


   (1) These annual returns do not include sales charges. If the sales charges were reflected, the annual returns would be lower.

   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.


                                                                                      SINCE INCEPTION
         AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2002            ONE YEAR       (JANUARY 4, 1999)
                                                                      --------------------------------
     RETURN BEFORE TAXES(2)                                           -14.35%             -4.03%
                                                                      --------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS(2)                           -14.89%             -4.66%
                                                                      --------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES(2)         -8.80%             -3.40%
    --------------------------------------------------------------------------------------------------
     LEHMAN BROTHERS AGGREGATE BOND
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)              10.27%              7.24%
                                                                      --------------------------------
     LIPPER FLEXIBLE PORTFOLIO INDEX                                  -14.71%             -3.60%
                                                                      --------------------------------
     WILSHIRE 5000
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)             -17.34%             -5.13%
                                                                      --------------------------------
     MSCI EAFE INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)             -15.66%             -7.63%
    --------------------------------------------------------------------------------------------------



   (2) These returns reflect performance after sales charges and expenses are deducted.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [SCALE ICON]

                                               NESTEGG FUNDS
                                               CONTINUED

   NESTEGG 2030 FUND -- PREMIUM CLASS
   YEAR-BY-YEAR RETURNS -- AS OF DECEMBER 31(1)

   [BAR GRAPH]

2000                                                                             -6.72%
2001                                                                            -11.18%
2002                                                                            -16.29%


                                                                   Best quarter:          Q4   2001     8.21%
                                                                   Worst quarter:         Q3   2002   -13.95%


   (1) These annual returns do not include sales charges. If the sales charges were reflected, the annual returns would be lower.

   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.


                                                                                      SINCE INCEPTION
         AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2002            ONE YEAR       (JANUARY 4, 1999)
                                                                      ---------------------------------
     RETURN BEFORE TAXES(2)                                           -17.63%              -5.86%
                                                                      ---------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS(2)                           -18.04%              -6.26%
                                                                      ---------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES(2)        -10.81%              -4.72%
    ---------------------------------------------------------------------------------------------------
     LEHMAN BROTHERS AGGREGATE BOND
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)              10.27%               7.24%
                                                                      ---------------------------------
     LIPPER FLEXIBLE PORTFOLIO INDEX                                  -14.71%              -3.60%
                                                                      ---------------------------------
     WILSHIRE 5000
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)             -17.34%              -5.13%
                                                                      ---------------------------------
     MSCI EAFE INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)             -15.66%              -7.63%
    ---------------------------------------------------------------------------------------------------



   (2) These returns reflect performance after sales charges and expenses are deducted.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [SCALE ICON]

                                               NESTEGG FUNDS
                                               CONTINUED

   NESTEGG 2040 FUND -- PREMIUM CLASS
   YEAR-BY-YEAR RETURNS -- AS OF DECEMBER 31(1)

   [BAR GRAPH]

2000                                                                             -10.7%
2001                                                                            -14.52%
2002                                                                            -19.39%


                                                                   Best quarter:          Q4   2001    10.28%
                                                                   Worst quarter:         Q3   2002   -16.10%


   (1) These annual returns do not include sales charges. If the sales charges were reflected, the annual returns would be lower.

   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.


                                                                                      SINCE INCEPTION
         AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2002            ONE YEAR       (JANUARY 4, 1999)
                                                                      --------------------------------
     RETURN BEFORE TAXES(2)                                           -20.60%             -7.77%
                                                                      --------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS(2)                           -20.92%             -7.96%
                                                                      --------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES(2)        -12.64%             -6.09%
    --------------------------------------------------------------------------------------------------
     WILSHIRE 5000
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)             -17.34%             -5.13%
                                                                      --------------------------------
     LIPPER FLEXIBLE PORTFOLIO INDEX                                  -14.71%             -3.60%
                                                                      --------------------------------
     MSCI EAFE INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)             -15.66%             -7.63%
    --------------------------------------------------------------------------------------------------



   (2) These returns reflect performance after sales charges and expenses are deducted.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [SCALE ICON]

                                               NESTEGG FUNDS
                                               CONTINUED

   NESTEGG CAPITAL PRESERVATION FUND -- PREMIUM CLASS
   YEAR-BY-YEAR RETURNS -- AS OF DECEMBER 31(1)
   [BAR CHART]

2000                                                                             3.34%
2001                                                                             2.32%
2002                                                                            -3.01%


                                                                   Best quarter:          Q4   2002    3.98%
                                                                   Worst quarter:         Q3   2002   -4.55%


   (1) These annual returns do not include sales charges. If the sales charges were reflected, the annual returns would be lower.

   PERFORMANCE TABLE

   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.


                                                                                      SINCE INCEPTION
         AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2002            ONE YEAR       (JANUARY 4, 1999)
                                                                      --------------------------------
     RETURN BEFORE TAXES(2)                                            -4.45%              1.11%
                                                                      --------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS(2)                            -5.33%             -0.15%
                                                                      --------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES(2)         -2.73%              0.32%
    --------------------------------------------------------------------------------------------------
     LEHMAN BROTHERS AGGREGATE BOND
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)              10.27%              7.24%
                                                                      --------------------------------
     LIPPER FLEXIBLE PORTFOLIO INDEX                                  -14.71%             -3.60%
    --------------------------------------------------------------------------------------------------



   (2) These returns reflect performance after sales charges and expenses are deducted.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [SCALE ICON]



                                               NESTEGG FUNDS
                                               CONTINUED


As an investor in each NestEgg Fund, you will pay the following fees and expenses when you buy and hold shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Effective May 17, 2002, the Board of Trustees of the American Independence Funds Trust approved a 1.50% sales charge on purchases of shares of the NestEgg Funds' Premium Class which is reflected in the "Shareholder Transaction Expenses" below and the "Expenses Example" in the following page. In addition to bearing the expenses incurred by the NestEgg Funds, you will indirectly bear a proportionate share of the expenses of the underlying mutual funds, including management fees.


                                               FEES AND EXPENSES
                                               PREMIUM SHARES


                                                                                       CAPITAL
       SHAREHOLDER TRANSACTION EXPENSES             2010     2020     2030     2040   PRESERVATION
       (FEES PAID BY YOU DIRECTLY)

       Maximum Sales Charge (Load)
       Imposed on Purchases (as a
       percentage of offering price)               1.50%    1.50%    1.50%    1.50%      1.50%
       -------------------------------------------------------------------------------------------

       ANNUAL FUND OPERATING EXPENSES
       (FEES PAID FROM FUND ASSETS)

       Management fee(1)                           0.70%    0.70%    0.70%    0.70%      0.70%
       -------------------------------------------------------------------------------------------
       Distribution (12b-1) fee                    0.75%    0.75%    0.75%    0.75%      0.75%
       -------------------------------------------------------------------------------------------
       Service Organization fee                    0.25%    0.25%    0.25%    0.25%      0.25%
       -------------------------------------------------------------------------------------------
       Other expenses(2)                           0.58%    0.55%    0.62%    0.64%      0.76%
       -------------------------------------------------------------------------------------------
       Total Fund Operating expenses(1)            2.28%    2.25%    2.32%    2.34%      2.46%
       -------------------------------------------------------------------------------------------
       Fee Waiver/Expense Reimbursement            0.73%    0.70%    0.77%    0.79%      0.91%
       -------------------------------------------------------------------------------------------
       Net Expenses(1)                             1.55%    1.55%    1.55%    1.55%      1.55%
       -------------------------------------------------------------------------------------------



   (1) Includes sub-advisory fee. At least until March 1, 2004, a portion of the management fees and 12b-1 fees are being waived and certain expenses of the Fund are being reimbursed to the extent necessary to limit total operating expenses to 1.55% for Premium Shares.



   (2) "Other expenses" are based upon estimates for the fiscal year ending October 31, 2003.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

                                               NESTEGG FUNDS
                                               CONTINUED

   Use the table below to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     - $10,000 investment
     - 5% annual return
     - redemption at the end of each period
     - no changes in each NestEgg Fund's operating expenses except the expiration of the current contractual fee waivers on March 1, 2004.

   Because this example is hypothetical and for comparison only, your actual costs will be different.

   EXPENSE EXAMPLE


                                                        1       3         5       10
      NESTEGG FUNDS                                   YEAR   YEARS    YEARS    YEARS
      ------------------------------------------------------------------------------
      PREMIUM SHARES                 2010             $305   $783    $1,286   $2,671
                                     2020             $305   $777    $1,274   $2,643
                                     2030             $305   $791    $1,303   $2,708
                                     2040             $305   $795    $1,311   $2,726
                             CAPITAL PRESERVATION     $305   $819    $1,360   $2,836
      ------------------------------------------------------------------------------

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [MONEY ICON]



                                                NESTEGG FUNDS
   THE NESTEGG GOAL
   The NestEgg Funds seek to maximize assets for retirement or other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons. We attempt to manage the investment risk in each NestEgg Fund for investors whose time horizons correspond to the particular NestEgg Fund's name: NestEgg Capital Preservation for investors who are seeking income and moderate long-term growth of capital; and NestEgg 2040 for investors who plan to begin withdrawing a substantial portion of their investment in the decade beginning in the year 2040. Each Fund's investment objective is non-fundamental, which means that it may be changed without prior shareholder approval.

   PRINCIPAL INVESTMENTS

   The NestEgg Funds may invest in underlying funds representing all the following widely recognized asset classes:

      - money market instruments
      - bonds
      - stocks of the largest US companies
      - stocks of all other publicly traded US corporations
      - stocks that trade outside the United States
      - mortgage related securities

   Within stocks and bonds are sub-categories of securities:

      - US government bonds, bonds issued by corporations, mortgage-backed securities and foreign bonds form four separate sub-categories of bond investments. The first two sub-categories are further subdivided by maturity: long-term and intermediate-term.
      - US stocks can be divided according to the value of their outstanding stock (or capitalization), into large-cap, mid-cap and small-cap groupings.
      - Utilities -- closely regulated power generating companies -- are generally mid-size, but their performance has differed enough from other mid-cap stocks to warrant a distinct grouping.
      - Micro-cap stocks -- the smallest 5% of publicly traded companies -- constitute their own grouping apart from the rest of the small-cap universe.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [MONEY ICON]

                                               NESTEGG FUNDS
                                               CONTINUED

   EXAMPLE OF UNDERLYING MUTUAL FUNDS

     INDEX FUNDS                                                EXCHANGE TRADED FUND (ETF)
     Equity Index Fund:                                         Equity ETF:
     Vanguard Institutional Index                               IShares S&P 500 Index
     Vanguard Value Index                                       IShares S&P 500 Growth Index
     Vanguard Growth Index                                      IShares S&P 400 Value Index
     Vanguard MidCap Index Fund                                 IShares S&P 400 Growth Index
     Vanguard Small Cap Index Fund                              IShares Russell 2000 Index
     Vanguard Small Cap Value Index Fund                        IShares Russell 2000 Value Index
     Vanguard Small Cap Growth Index                            IShares Russell 2000 Growth Index
                                                                IShares EAFE Index
    ---------------------------------------------------------------------------------------------------------------
     Bond Index Fund:
     Vanguard Total Bond Market Fund

   Two general rules of investing shape the NestEgg Funds' strategies:

      - The greater an investment's potential return, the greater its potential loss. Historically, for example, stocks have outgained bonds, but the worst year for stocks on record was much worse than the worst year for bonds.

      - Investors with longer time horizons have greater risk tolerance because their investments have more time to recoup any losses.

   We take more risks in the NestEgg Funds with longer time horizons. This assumption of greater risks is linked with these Funds' pursuit of greater returns. As each NestEgg Fund approaches its time horizon, and its investors have less time to recover from market declines, we systematically reduce the level of risk. This systematic shift toward more conservative investments is designed to help stabilize the value of your NestEgg investment as the time nears for you to begin drawing on it.

   We do not limit our analysis to long-term trends, however. We also take into account current market conditions. If conditions in a market have increased risk levels of an investment class or index to a point that its risk outweighs its expected returns, we will not allocate as much of the NestEgg Fund's assets to it as we otherwise might. Conversely, we may reduce a NestEgg Fund's allocation to an investment class or index, even when risks have not increased, because its expected return has fallen. This usually happens because prices in a market have risen to the point that potential for further gains appears limited.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [MONEY ICON]

                                               NESTEGG FUNDS
                                               CONTINUED

   ASSET ALLOCATION STRATEGIES
   INTRUST allocates each NestEgg Fund's assets across investment groups in accordance with information provided by La Jolla Economics. La Jolla Economics conducts ongoing research to ensure that we are keeping pace with the world's constantly changing financial markets. INTRUST identifies and selects the underlying mutual funds which best represent the asset classes targeted by La Jolla Economics. Set forth below is a chart showing each Fund's target allocation range for the asset class represented by underlying index funds and ETFs.


         FUND AND INVESTMENT OBJECTIVE*            FUND OF FUNDS INVESTMENT OPTIONS      TARGET ALLOCATION**
     NESTEGG 2010 FUND is managed for              Equity Index Funds or ETFs            35-50%
        investors planning to retire (or           Bond Index Funds or ETFs              45-65%
        begin to withdraw substantial              Money Market Funds                    0-10%
        portions of their investment)
        approximately in the year 2010.
     NESTEGG 2020 FUND is managed for              Equity Index Funds or ETFs            50-65%
        investors planning to retire (or           Bond Index Funds or ETFs              30-50%
        begin to withdraw substantial              Money Market Funds                    0-10%
        portions of their investment)
        approximately in the year 2020.
     NESTEGG 2030 FUND is managed for              Equity Index Funds or ETFs            65-80%
        investors planning to retire (or           Bond Index Funds or ETFs              15-30%
        begin to withdraw substantial              Money Market Funds                    0-10%
        portions of their investment)
        approximately in the year 2030.
     NESTEGG 2040 FUND is managed for              Equity Index Funds or ETFs            80-95%
        investors planning to retire (or           Bond Index Funds or ETFs              0-15%
        begin to withdraw substantial              Money Market Funds                    0-10%
        portions of their investment)
        approximately in the year 2040.
     NESTEGG CAPITAL PRESERVATION FUND is          Equity Index Funds or ETFs            20-40%
        managed for investors planning to          Bond Index Funds or ETFs              50-80%
        retire (or begin to withdraw               Money Market Funds                    0-10%
        substantial portions of their
        investment) in the near future.
    --------------------------------------------------------------------------------------------------------


    * Each Fund seeks to maximize assets for retirement or for other purposes consistent with the quantitatively measured risk such investors, on average, may be willing to accept given their investment time horizons.

   ** Represents range based on current assessment of markets and will adjust conservatively as the time horizon is approached. The actual allocation may be greater or lesser over time.


   As discussed under the "Risk/Return Summary," to the extent a Fund emphasizes equity investments, it presents a higher degree of Stock Investment Risk. Conversely, to the extent that a Fund emphasizes bond investments, it presents a higher degree of Bond Investment Risk. The following section further discusses risks.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [MONEY ICON]

                                               NESTEGG FUNDS
                                               CONTINUED

   RISKS OF INVESTING IN MUTUAL FUNDS AND EXCHANGE TRADED FUNDS
   Because each underlying mutual fund invests in certain asset classes and/or specific investment style, such as growth stocks or value stocks, the risks associated with that asset class or investment style will affect the underlying mutual fund and the Fund in proportion to the percentage of the Fund's assets invested in that underlying fund. These risks include, as previously described, stock investment risk, foreign investment risk, bond investment risk, credit risk, interest rate risk and analytical risk. In addition, each Fund concentrates its investments in shares of other investment companies (mutual funds) consistent with its objective. Investment companies as an industry may be subject to market and economic factors not associated with other industries and therefore cause the Fund to be more prone to the risks associated with that industry.

   Index funds employ a passive management approach, which is expected to result in performance that is approximately the same as that of the index. Some of the indexes are well-known broad-based market indexes, such as the S&P 500 Index of large company stock. By investing in underlying mutual funds, each Fund would indirectly pay a portion of the operating, management and other expenses of each mutual fund. In addition, each Fund would have to absorb any distributions paid by the underlying mutual funds. While many of the underlying mutual funds have relatively high minimum investment amounts or are available only to institutional investors, the Funds' shareholders may be able to invest directly in the underlying funds and may pay less cost than owning shares of the Funds.

   ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of ETFs are:

     - "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [MONEY ICON]

                                               NESTEGG FUNDS
                                               CONTINUED


     - "Qubes" (QQQ), which are securities that represent ownership in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.


     - "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

     - "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

   ETFs and index funds can experience many of the same risks associated with individual securities. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. Stock ETFs and Index Funds that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a mutual fund can generate brokerage expenses.

    ADDITIONAL RISKS TO THE           Besides the general risks described above under Principal
      FUNDS                           Risk Factors, the NestEgg Funds face additional risks
                                      discussed below. For a further discussion of NestEgg Fund
                                      risks, please refer to the Funds' Statement of Additional
                                      Information (SAI), which is incorporated by reference and is available free of charge by calling 1-800-272-2715.

                                      Derivatives. Index futures contracts and options on index
                                      futures contracts are generally considered
                                      derivatives -- they derive their value from the prices of
                                      the indexes. Compared to conventional securities,
                                      derivatives can be more sensitive to changes in interest
                                      rates or to sudden fluctuations in market prices. The Funds offset this exposure to increased loss with bank deposits or money market investments, stable holdings that offset the
                                      potential volatility of their derivative investments, as
                                      required by the Securities and Exchange Commission.

  FUND MANAGEMENT

                 [GRAPH ICON]

                            THE INVESTMENT ADVISER


   INTRUST Financial Services, Inc., 105 North Main Street, Box One, Wichita, Kansas 67202 is the Adviser for the Funds. INTRUST is a wholly owned subsidiary of INTRUST Bank, N.A. INTRUST Bank is a national banking association which provides a full range of banking and trust services to clients. As of December 31, 2002, total assets under management were approximately $2 billion. Through its portfolio management team, INTRUST continuously reviews and supervises, and is responsible for, the Funds' investment program.


   The NestEgg Funds pay advisory fees as follows:

                                                   PERCENTAGE OF
                                                AVERAGE NET ASSETS
                                          ------------------------------
     NestEgg Capital Preservation Fund                  0.17%*
                                          ------------------------------
     NestEgg 2010 Fund                                  0.17%*
                                          ------------------------------
     NestEgg 2020 Fund                                  0.17%*
                                          ------------------------------
     NestEgg 2030 Fund                                  0.17%*
                                          ------------------------------
     NestEgg 2040 Fund                                  0.17%*
    ---------------------------------------------------------------------


   * Contractual fees (without waivers) for each NestEgg Fund is 0.70% (including fees of 0.02% to the Sub-Adviser). INTRUST has agreed to contractually to waive its advisory fee at least until March 1, 2004.


   Thomas S. Gangel, President of INTRUST, is responsible for the investment management oversight for INTRUST in its role as adviser to the NestEgg Funds. Mr. Gangel has over 13 years of experience in the investment and trust industry, including the development of equity and fixed income investment services and individual portfolio and relationship management. INTRUST discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust. Prior to his employment with INTRUST Bank N.A. in 1997, Mr. Gangel served as a Director with First Asset Management from February, 1996 to June, 1997. From July 1995 to February of 1996, Mr. Gangel was Vice President with the FirstTier Bank.

                            THE SUB ADVISER

   La Jolla Economics, 7608 La Jolla Boulevard, La Jolla, CA is a newly registered investment adviser and, since 1997, has provided investment management, advisory, administrative and asset management consulting to institutional and corporate investors whose collective assets represented approximately $15 million.

                            THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services is the Funds' Distributor and Administrator. Its address is 3435 Stelzer Road, Columbus, Ohio 43219.

   The SAI has more detailed information about the Investment Adviser and other service providers.

  SHAREHOLDER INFORMATION

                         [BOOK ICON]

                                PRICING OF FUND SHARES
   ---------------------------
   HOW NAV IS CALCULATED
   The NAV is calculated by
   adding the total value of
   the Fund's investments and
   other assets, subtracting
   its liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:

              NAV =
   Total Assets - Liabilities
   ------------------------------
        Number of Shares
           Outstanding


   The NAV is calculated
   separately for each class

   of shares.


NESTEGG FUNDS

Per share net asset value (NAV) for each NestEgg Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open. Share prices may fluctuate on days when purchases and sales cannot take place.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated as noted in the section "Distribution Arrangements/Sales Charges", after your order is accepted by the Fund less the applicable sales charges.

Each Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be valued at fair value as determined in good faith by or at the direction of the Funds' Board of Trustees.

  SHAREHOLDER INFORMATION

                         [BOOK ICON]

                                PURCHASING AND ADDING TO YOUR SHARES

                                                                                 MINIMUM       MINIMUM
                                                                                 INITIAL      SUBSEQUENT
                                                           ACCOUNT TYPE         INVESTMENT    INVESTMENT
                                                   Regular (non-retirement)       $1,000         $50
                                                   -----------------------------------------------------
                                                   Retirement (IRA)               $  250         $50
                                                   -----------------------------------------------------
                                                   Automatic Investment Plan      $1,000         $50

                                     All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

                                     A Fund may waive its minimum purchase
                                     requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

                                     * Certain broker-dealers and other
                                     financial intermediaries are authorized to accept purchase orders on behalf of the Fund at the Fund's net asset value next determined after your order is received by an organization in proper order before 4:00 p.m., Eastern time, or such earlier time as may be required by an organization. These organizations may be authorized to designate other intermediaries to act in this capacity. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or the Administrator. These organizations may be the shareholders of record of your shares. These intermediaries are responsible for transmitting requests and delivering funds on a timely basis. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers.
   You may purchase Funds
   through the Funds'
   Distributor or through
   banks, brokers and other
   investment
   representatives, which
   may charge additional
   fees and may require
   higher minimum
   investments or impose
   other limitations on
   buying and selling
   shares.* If you purchase
   shares through an
   investment
   representative, that
   party is responsible for
   transmitting orders by
   close of business and
   may have an earlier
   cut-off time for
   purchase and sale
   requests. Consult your
   investment
   representative or
   institution for specific
   information.

   -----------------------------------------------------------------------------

   AVOID 30% TAX WITHHOLDING

   The Funds are required to withhold 30% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
   -----------------------------------------------------------------------------
 28

  SHAREHOLDER INFORMATION

                         [B0OK ICON]



                                PURCHASING AND ADDING TO YOUR SHARES
                                CONTINUED

   INSTRUCTIONS FOR OPENING OR
   ADDING TO AN ACCOUNT

   BY REGULAR MAIL

   Initial Investment:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, bank draft or money order payable to "American Independence Funds Trust."

   3. Mail to: American Independence Funds Trust, P.O. Box 182498, Columbus, OH 43219-2498.

   Subsequent Investments:

   1. Use the investment slip attached to your account statement.
      Or, if unavailable,

   2. Include the following information on a piece of paper:
      - Fund name
      - Premium Class
      - Amount invested
      - Account name
      - Account number
      Include your account number on your check.

   3. Mail to: American Independence Funds Trust,
      P.O. Box 182498, Columbus, OH 43219-2498.

   BY OVERNIGHT SERVICE

   See instructions 1-2 above for subsequent investments.
   3. Send to: American Independence Funds,
      c/o BISYS Fund Services,
      Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

   ELECTRONIC PURCHASES

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. Bank. Your bank or broker may charge for this service.

   Establish electronic purchase option on your account application or call
   (800) 272-2715. Your account can generally be set up for electronic purchases within 15 days.

   Call (888) 266-8787 to arrange a transfer from your bank account.

                                                     ELECTRONIC VS. WIRE
                                                     TRANSFER

                                                     Wire transfers allow
                                                     financial institutions to
                                                     send funds to each other,
                                                     almost instantaneously.
                                                     With an electronic
                                                     purchase or sale, the
                                                     transaction is made
                                                     through the Automated
                                                     Clearing House (ACH) and
                                                     may take up to eight days
                                                     to clear. There is
                                                     generally no fee for ACH
                                                     transactions.

  SHAREHOLDER INFORMATION

                         [BOOK ICON]

                                PURCHASING AND ADDING TO YOUR SHARES
                                CONTINUED

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   Please phone the Funds at (800) 272-2715 for instructions on opening an account or purchasing additional shares by wire transfer.

   You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

   AUTOMATIC INVESTMENT PLAN

   You can make automatic investments in the Funds from your bank account. Automatic investments can be as little as $50, once you've invested the $1,000 minimum required to open the account.

   To invest regularly from your bank account:

   Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     - Your bank name, address and account number
     - The amount you wish to invest automatically (minimum $50)
     - When you want to invest (on either the fifth or twentieth day of each month)
     - Attach a voided personal check.

   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Capital gains are distributed at least annually.

   Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.
   -----------------------------------------------------------------------------

  SHAREHOLDER INFORMATION

                         [BOOK ICON]



                                SELLING YOUR SHARES

   INSTRUCTIONS FOR SELLING SHARES

   You may sell your shares
   at any time. Your sales
   price will be the next NAV
   after your sell order is
   received by the Fund, its
   transfer agent, or your
   investment representative.
   Your investment
   representative is
   responsible for
   transmitting sell orders
   by close of business and
   may have an earlier
   cut-off time for sell
   requests. Normally you
   will receive your proceeds
   within a week after your
   request is received. See
   section on "General
   Policies on Selling
   Shares" below.

                                   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

                                   As a mutual fund shareholder, you are
                                   technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

   BY TELEPHONE

   (unless you have declined telephone sales privileges)

     1. Call (800) 272-2715 with instructions as to how you wish to receive your funds (mail, wire, and electronic transfer).

   BY MAIL
    1. Call (800) 272-2715 to request redemption forms or write a letter of instruction indicating:
       - your Fund and account number
       - amount you wish to redeem
       - address where your check should be sent
       - account owner signature

    2. Mail to: American Independence Funds, P.O. Box 182498 Columbus, OH 43218-2499

   BY OVERNIGHT SERVICE
     See instruction 1 above.
     2. Send to: American Independence Funds, c/o BISYS Fund Services, Attn:
        T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219

   WIRE TRANSFER
   You must indicate this option on your application.

   Call (800) 272-2715 to request a wire transfer. If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   Note: Your financial institution may charge a separate fee.

  SHAREHOLDER INFORMATION

                         [BOOK ICON]

                                SELLING YOUR SHARES
                                CONTINUED
   ELECTRONIC REDEMPTION

   Call (800) 272-2715 to request an electronic redemption.

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   If you call by 4 p.m. Eastern time, the NAV of your shares will be determined on the same day and the proceeds credited within 7 days.

   Your bank may charge for this service.

   SYSTEMATIC WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

   - Make sure you've checked the appropriate box on the Account Application. Or call (800) 272-2715.
   - Include a voided personal check.
   - Your account must have a value of $10,000 or more to start withdrawals.
   - If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

                                GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts (IRAs).

   2. Redemption requests requiring a signature guarantee, which include each of the following.

   - Redemptions over $10,000
   - Your account registration or the name(s) in your account has changed within the last 15 days
   - The check is not being mailed to the address on your account
   - The check is not being made payable to the owner of the account
   - The redemption proceeds are being transferred to another Fund account with a different registration.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, credit union, clearing agency, or savings association.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

  SHAREHOLDER INFORMATION

                         [BOOK ICON]

                                GENERAL POLICIES ON SELLING SHARES
                                CONTINUED

   REDEMPTION WITHIN 15 BUSINESS DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

   POSTPONEMENT OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   REDEMPTION IN KIND

   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $500 due to redemptions, the Fund may ask you to increase your balance. If it is still below $500 after 30 days from written notice by the Fund to you, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

  SHAREHOLDER INFORMATION

                         [BOOK ICON]

                                DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   This section describes the sales charges and fees you will pay as an investor in the Premium Class offered by the Funds and ways to qualify for sales charge waivers.*

    TYPES OF CHARGES                                      PREMIUM SHARES
     Sales Charge (Load)                                  1.50%
    -----------------------------------------------------------------------------------------------------------
                                                          Subject to annual distribution fees of up to 0.75% of
     Distribution and Service (12b-1) Fee                 the Fund's average daily net assets.
    -----------------------------------------------------------------------------------------------------------
     Fund Expenses                                        Higher annual expenses than Service Shares.
    -----------------------------------------------------------------------------------------------------------

   * The Funds also offer Service Class Shares which are offered by means of a separate prospectus.

                                CALCULATION OF SALES CHARGES
   Premium Class shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. There is no sales charge on reinvested dividends and distributions.

                                SALES CHARGE WAIVERS
   The following qualify for waivers of sales charges applicable to Premium Class shares:

   - Existing shareholders of a Fund upon the reinvestment of dividend and capital gain distributions.

   - Officers, trustees and employees of the Funds; officers, directors, advisory board members, employees and retired employees of INTRUST Bank and its affiliates; and officers, directors and employees of any firm providing the Funds with legal, administrative, distribution, marketing, investment advisory or other services (and spouses, children and parents of each of the foregoing);

   - Investors for whom INTRUST Bank or its affiliates, an INTRUST correspondent bank, any sub-adviser or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity;

   - Fund shares purchased with the proceeds from a distribution from an account for which INTRUST Bank or its affiliates acts in a fiduciary, advisory, custodial, agency, or similar capacity (this waiver applies only to the initial purchase of a Fund subject to a sales load);

   - Investors who purchase Shares of a Fund through a payroll deduction plan, a 401(k) plan, a 403(b) plan, a 457 plan or other defined contribution plan, which by its terms permits the purchases of Shares;

   - Shares purchased in connection with "wrap" type investment programs, non-transaction fee investment programs and programs offered by fee-based financial planners, and other types of financial institutions (including omnibus service providers).

   -----------------------------------------------------------------------------

   REINSTATEMENT PRIVILEGE

   If you have sold shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.
   -----------------------------------------------------------------------------
 34

  SHAREHOLDER INFORMATION

                         [BOOK ICON]

                                DISTRIBUTION (12b-1) FEES
   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.


   Premium Class shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of a Fund. The Distributor has contractually agreed to waive 0.20% of the fee at least until March 1, 2004.


   Over time shareholders will pay more than the equivalent of other types of sales charges because the 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

                                SERVICE ORGANIZATION FEES
   Service Organization fees compensate various banks, trust companies, broker-dealers and other financial organizations for administrative services such as maintaining shareholder accounts and records for those investors purchasing shares through these channels. Shareholders may pay a service organization fee of up to 0.25% of the daily net assets of each Fund for services such as record keeping, communication with and education of shareholders, and asset allocation services.

                                DIVIDENDS, DISTRIBUTIONS AND TAXES
   Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Dividends on the NestEgg Funds are paid quarterly. Capital gains are distributed at least annually.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   An exchange of shares, like a redemption of shares, is considered a sale, and any related gains may subject to applicable taxes.

   Dividends are taxable as ordinary income. Taxation on capital gains will vary with the length of time the Fund has held the security -- not how long the shareholder has been in the Fund.

   Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year.

   You will be notified in January each year about the federal tax status of distributions made by the Fund, Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

  SHAREHOLDER INFORMATION

                         [BOOK ICON]

                                EXCHANGING YOUR SHARES

   Shares of any NestEgg Fund in
   the Trust may be exchanged for
   shares of the same class in
   any other NestEgg Fund or the
   Money Market Fund in the
   Trust. You must meet the
   minimum investment
   requirements for the Fund into
   which you are exchanging.
   Exchanges from one Fund to
   another are taxable.

   NOTES ON EXCHANGES
   - The registration and tax
     identification numbers of
     the two accounts must be
     identical.

   - The Exchange Privilege may
     be changed or eliminated at
     any time upon a 60-day
     notice to shareholders.

   - No transaction fees are
     charged for exchanges.


   - To prevent disruption in the
     management of the Funds, due
     to market timing strategies,
     exchange activity may be
     limited to five exchanges
     within a one year period and
     three exchanges in a
     calendar quarter.


   - You can exchange shares for
     shares of the Money Market
     Fund, a series of American
     Independence Funds Trust;
     however, if your exchange
     originated from the Money
     Market Fund, you must pay
     the sales charge when you
     exchange your shares for
     NestEgg Funds' shares. Be
     sure to request and read
     carefully the Money Market
     Fund prospectus before you
     exchange your NestEgg
     shares.
                                            INSTRUCTIONS FOR EXCHANGING SHARES
                                            Exchanges may be made by sending a
                                            written request to American
                                            Independence Funds, P.O. Box 182498,
                                            Columbus OH 43218-2499, or by
                                            calling (800) 272-2715. Please
                                            provide the following information:

                                              - Your name and telephone number

                                              - The exact name on your account
                                                and account number

                                              - Taxpayer identification number
                                                (usually your Social Security
                                                number)

                                              - Dollar value or number of shares
                                                to be exchanged

                                              - The name of the Fund from which
                                                the exchange is to be made

                                              - The name of the Fund into which
                                                the exchange is being made.

                                            See "Selling Your Shares" for
                                            important information about
                                            telephone transactions.

  FINANCIAL HIGHLIGHTS

          [FUND ICON]


   The financial highlights tables are intended to help you understand each Fund's financial performance for the period of its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the NestEgg Funds' Service Class Shares have been audited by KPMG LLP, whose report, along with the Funds' financial statements are included in the NestEgg Funds' Annual Report. No financial information for NestEgg Funds' Premium Class is shown because such class commenced operations on November 1, 2002. Prior to October 31, 2002, each Fund operated as a "feeder fund" which invested substantially all of its assets in a corresponding series of the Master Investment Portfolio.





                                                                      SERVICE SHARES
                                          -----------------------------------------------------------------------
                                                                     NESTEGG 2010 FUND
                                          -----------------------------------------------------------------------
                                            PERIOD          YEAR
                                             ENDED         ENDED           YEAR           YEAR          PERIOD
                                            OCTOBER       FEBRUARY        ENDED          ENDED         ENDED(a)
                                              31,           28,          FEBRUARY       FEBRUARY       FEBRUARY
                                            2002(f)         2002         28, 2001       29, 2000       28, 1999
                                          -----------   ------------   ------------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF
      PERIOD............................    $  9.77       $ 10.14        $ 10.37        $  9.92         $10.00
                                            -------       -------        -------        -------         ------
    INVESTMENT ACTIVITIES:
      Net investment income.............       0.10          0.21           0.28           0.21           0.03
      Net realized and unrealized gains
         (losses) on investments........      (0.83)        (0.37)         (0.14)          0.50          (0.11)
                                            -------       -------        -------        -------         ------
         Total from Investment
           Activities...................      (0.73)        (0.16)          0.14           0.71          (0.08)
                                            -------       -------        -------        -------         ------
    DISTRIBUTIONS:
      Net investment income.............      (0.08)        (0.21)         (0.28)         (0.24)            --
      In excess of net investment
         income.........................         --                           --**           --             --
      Net realized gains on investment
         transactions...................         --            --          (0.09)         (0.02)            --
      Tax return of capital.............         --            --             --             --             --
                                            -------       -------        -------        -------         ------
         Total Distributions............      (0.08)        (0.21)         (0.37)         (0.26)            --
                                            -------       -------        -------        -------         ------
    NET ASSET VALUE, END OF PERIOD
      (EXCLUDES SALES CHARGE)...........    $  8.96       $  9.77        $ 10.14        $ 10.37         $ 9.92
                                            =======       =======        =======        =======         ======
    TOTAL RETURN........................      (7.52%)(b)     (1.60%)        1.39%          7.24%         (0.80%)(b)
    RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (000's)...    $14,531       $16,503        $14,505        $13,671         $2,729
    Ratios to average net assets:(d)
      Expenses..........................       1.27%(c)      1.33%          1.44%          1.50%          1.29%(c)
      Net investment income.............       1.60%(c)      2.14%          2.60%          2.27%          2.46%(c)
      Expenses*.........................       1.60%(c)      1.58%          1.76%          2.94%          8.26%(c)
    Portfolio turnover rate(e)..........         61%           86%            54%            49%            38%


   ------------------


    * During the period certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.



   ** The amount is less than $0.005.



   (a) Period from January 4, 1999 (commencement of operations).



   (b) Not annualized.



   (c) Annualized.



   (d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the corresponding Master Portfolios.



   (e) Represents annualized portfolio turnover rate of corresponding Master Portfolio.



   (f) The Funds changed their fiscal year end from February 28 to October 31.

  FINANCIAL HIGHLIGHTS

          [FUND ICON]





                                                                      SERVICE SHARES
                                          -----------------------------------------------------------------------
                                                                     NESTEGG 2020 FUND
                                          -----------------------------------------------------------------------
                                            PERIOD
                                             ENDED          YEAR           YEAR           YEAR          PERIOD
                                            OCTOBER        ENDED          ENDED          ENDED         ENDED(a)
                                              31,       FEBRUARY 28,   FEBRUARY 28,     FEBRUARY       FEBRUARY
                                            2002(g)         2002           2001         29, 2000       28, 1999
                                          -----------   ------------   ------------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF
      PERIOD............................    $  9.36       $ 10.07        $ 10.76        $  9.93         $10.00
                                            -------       -------        -------        -------         ------
    INVESTMENT ACTIVITIES:
      Net investment income.............       0.07          0.13           0.18           0.07           0.01(f)
      Net realized and unrealized gains
         (losses) on investments........      (1.12)        (0.71)         (0.58)          0.94          (0.08)
                                            -------       -------        -------        -------         ------
         Total from Investment
           Activities...................      (1.05)        (0.58)         (0.40)          1.01          (0.07)
                                            -------       -------        -------        -------         ------
    DISTRIBUTIONS:
      Net investment income.............      (0.06)        (0.13)         (0.18)         (0.13)            --
      In excess of net investment
         income.........................         --            --             --**           --             --
      Net realized gains on investment
         transactions...................         --            --          (0.07)         (0.05)            --
      In excess of net realized gains on
         investment transactions........         --            --          (0.04)            --             --
                                            -------       -------        -------        -------         ------
         Total Distributions............      (0.06)        (0.13)         (0.29)         (0.18)            --
                                            -------       -------        -------        -------         ------
    NET ASSET VALUE, END OF PERIOD
      (EXCLUDES SALES CHARGE)...........    $  8.25       $  9.36        $ 10.07        $ 10.76         $ 9.93
                                            =======       =======        =======        =======         ======
    TOTAL RETURN........................     (11.29%)(b)     (5.78%)       (3.78%)        10.20%         (0.70%)(b)
    RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (000's)...    $21,987       $23,749        $23,513        $18,830         $7,149
    Ratios to average net assets:(d)
      Expenses..........................       1.25%(c)      1.23%          1.34%          1.50%          1.69%(c)
      Net investment income.............       1.25%(c)      1.40%          1.60%          1.30%          0.81%(c)
      Expenses*.........................       1.64%(c)      1.48%          1.59%          3.47%          5.69%(c)
    Portfolio turnover rate(e)..........         51%           86%            39%            43%            36%


   ------------------


    * During the period certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.



   ** The amount is less than $0.005.



   (a) Period from January 4, 1999 (commencement of operations).



   (b) Not annualized.



   (c) Annualized.



   (d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the corresponding Master Portfolios.



   (e) Represents annualized portfolio turnover rate of corresponding Master Portfolio.



   (f) Per share net investment income has been calculated using the daily average share method.



   (g) The Funds changed their fiscal year end from February 28 to October 31.

  FINANCIAL HIGHLIGHTS

          [FUND ICON]





                                                                      SERVICE SHARES
                                          -----------------------------------------------------------------------
                                                                     NESTEGG 2030 FUND
                                          -----------------------------------------------------------------------
                                            PERIOD
                                             ENDED          YEAR           YEAR           YEAR          PERIOD
                                            OCTOBER        ENDED          ENDED          ENDED         ENDED(a)
                                              31,       FEBRUARY 28,   FEBRUARY 28,     FEBRUARY       FEBRUARY
                                            2002(f)         2002           2001         29, 2000       28, 1999
                                          -----------   ------------   ------------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF
      PERIOD............................    $  9.17       $ 10.18        $ 11.02         $ 9.92         $10.00
                                            -------       -------        -------         ------         ------
    INVESTMENT ACTIVITIES:
      Net investment income.............       0.05          0.08           0.09           0.07             --**
      Net realized and unrealized gains
         (losses) on investments........      (1.35)        (0.97)         (0.79)          1.14          (0.08)
                                            -------       -------        -------         ------         ------
         Total from Investment
           Activities...................      (1.30)        (0.89)         (0.70)          1.21          (0.08)
                                            -------       -------        -------         ------         ------
    DISTRIBUTIONS:
      Net investment income.............      (0.03)        (0.08)         (0.09)         (0.06)            --
      In excess of net investment
         income.........................         --            --             --**           --             --
      Net realized gains on investment
         transactions...................         --         (0.04)         (0.04)         (0.05)            --
      In excess of net realized gains on
         investment transactions........         --            --          (0.01)            --             --
                                            -------       -------        -------         ------         ------
         Total Distributions............      (0.03)        (0.12)         (0.14)         (0.11)            --
                                            -------       -------        -------         ------         ------
    NET ASSET VALUE, END OF PERIOD
      (EXCLUDES SALES CHARGE)...........    $  7.84       $  9.17        $ 10.18         $11.02         $ 9.92
                                            =======       =======        =======         ======         ======
    TOTAL RETURN........................     (14.04%)(b)     (8.74%)       (6.42%)        12.28%         (0.80%)(b)
    RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (000's)...    $10,476       $11,304        $10,896         $7,371         $1,198
    Ratios to average net assets:(d)
      Expenses..........................       1.27%         1.36%          1.49%          1.49%          1.50%(c)
      Net investment income.............       0.91%         0.80%          0.79%          0.72%          0.40%(c)
      Expenses*.........................       1.67%         1.68%          1.91%          2.48%         17.19%(c)
    Portfolio turnover rate(e)..........         51%           53%            27%            26%            19%


   ------------------


    * During the period certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.



   ** The amount is less than $0.005.



   (a) Period from January 4, 1999 (commencement of operations).



   (b) Not annualized.



   (c) Annualized.



   (d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the corresponding Master Portfolios.



   (e) Represents annualized portfolio turnover rate of corresponding Master Portfolio.



   (f) The Funds changed their fiscal year end from February 28 to October 31.

  FINANCIAL HIGHLIGHTS

          [FUND ICON]





                                                                      SERVICE SHARES
                                          -----------------------------------------------------------------------
                                                                     NESTEGG 2040 FUND
                                          -----------------------------------------------------------------------
                                            PERIOD
                                             ENDED          YEAR           YEAR           YEAR          PERIOD
                                            OCTOBER        ENDED          ENDED          ENDED         ENDED(a)
                                              31,       FEBRUARY 28,   FEBRUARY 28,     FEBRUARY       FEBRUARY
                                            2002(f)         2002           2001         29, 2000       28, 1999
                                          -----------   ------------   ------------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF
      PERIOD............................    $ 8.86        $ 10.03        $ 11.42         $ 9.95         $10.00
                                            ------        -------        -------         ------         ------
    INVESTMENT ACTIVITIES:
      Net investment loss...............      0.03           0.02             --**           --**        (0.01)
      Net realized and unrealized gains
         (losses) on investments........     (1.51)         (1.16)         (1.27)          1.52          (0.04)
                                            ------        -------        -------         ------         ------
         Total from Investment
           Activities...................     (1.48)         (1.14)         (1.27)          1.52          (0.05)
                                            ------        -------        -------         ------         ------
    DISTRIBUTIONS:
      Net investment income.............        --**        (0.03)         (0.01)         (0.01)            --
      Net realized gains on investment
         transactions...................        --             --**        (0.09)         (0.04)            --
      In excess of net realized gains on
         investment transactions........        --             --          (0.02)            --             --
                                            ------        -------        -------         ------         ------
         Total Distributions............        --          (0.03)         (0.12)         (0.05)            --
                                            ------        -------        -------         ------         ------
    NET ASSET VALUE, END OF PERIOD
      (EXCLUDES SALES CHARGE)...........    $ 7.38        $  8.86        $ 10.03         $11.42         $ 9.95
                                            ======        =======        =======         ======         ======
    TOTAL RETURN........................    (16.53%)(b)    (11.37%)       (11.22%)        15.36%         (0.05%)(b)
    RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (000's)...    $9,159        $10,112        $10,250         $8,028         $  876
    Ratios to average net assets:(d)
      Expenses..........................      1.27%(c)       1.37%          1.46%          1.48%          1.50%(c)
      Net investment loss...............      0.63%(c)       0.18%         (0.01%)        (0.05%)        (0.51%)(c)
      Expenses*.........................      1.59%(c)       1.72%          1.86%          2.32%         14.00%(c)
    Portfolio turnover rate(e)..........        42%            15%            20%            29%            19%


   ------------------


    * During the period certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.



   ** The amount is less than $0.005.



   (a) Period from January 4, 1999 (commencement of operations).



   (b) Not annualized.



   (c) Annualized.



   (d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the corresponding Master Portfolios.



   (e) Represents annualized portfolio turnover rate of corresponding Master Portfolio.



   (f) The Funds changed their fiscal year end from February 28 to October 31.

  FINANCIAL HIGHLIGHTS

          [ICON]





                                                                       SERVICE SHARES
                                          ------------------------------------------------------------------------
                                                             NESTEGG CAPITAL PRESERVATION FUND
                                          ------------------------------------------------------------------------
                                                             YEAR
                                             PERIOD         ENDED           YEAR           YEAR          PERIOD
                                             ENDED         FEBRUARY        ENDED          ENDED         ENDED(a)
                                          OCTOBER 31,        28,          FEBRUARY       FEBRUARY       FEBRUARY
                                            2002(f)          2002         28, 2001       29, 2000       28, 1999
                                          ------------   ------------   ------------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF
      PERIOD............................     $ 9.84         $ 9.94         $ 9.95         $ 9.89         $10.00
                                             ------         ------         ------         ------         ------
    INVESTMENT ACTIVITIES:
      Net investment income.............       0.14           0.26           0.36           0.31           0.03
      Net realized and unrealized gains
         (losses) on investments........      (0.40)         (0.08)          0.18           0.09          (0.14)
                                             ------         ------         ------         ------         ------
         Total from Investment
           Activities...................      (0.27)          0.18           0.54           0.40          (0.11)
                                             ------         ------         ------         ------         ------
    DISTRIBUTIONS:
      Net investment income.............      (0.10)         (0.28)         (0.35)         (0.34)            --
      Net realized gains on investment
         transactions...................      (0.01)         (0.02)         (0.18)            --             --
      Tax return of capital.............         --             --             --             --**           --
                                             ------         ------         ------         ------         ------
         Total Distributions............      (0.11)         (0.30)         (0.53)         (0.34)            --
                                             ------         ------         ------         ------         ------
    NET ASSET VALUE, END OF PERIOD
      (EXCLUDES SALES CHARGE)...........     $ 9.47         $ 9.84         $ 9.96         $ 9.95         $ 9.89
                                             ======         ======         ======         ======         ======
    TOTAL RETURN........................      (2.63%)(b)      1.79%          5.51%          4.19%         (1.10%)(b)
    RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (000's)...     $5,366         $5,595         $5,074         $5,876         $1,316
    Ratios to average net assets:
      Expenses..........................       1.24%(c)       1.36%          1.50%          1.49%          1.50%(c)
      Net investment income.............       2.18%(c)       2.61%          3.45%          3.12%          2.68%(c)
      Expenses*.........................       1.84%(c)       1.67%          2.12%          3.16%         12.20%(c)
    Portfolio turnover rate(e)..........         49%           116%            58%            55%            66%


   ------------------


    * During the period certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.



   ** The amount is less than $0.005.



   (a) Period from January 4, 1999 (commencement of operations).



   (b) Not annualized.



   (c) Annualized.



   (d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the corresponding Master Portfolios.



   (e) Represents annualized portfolio turnover rate of corresponding Master Portfolio.



   (f) The Funds changed their fiscal year end from February 28 to October 31.

  AMERICAN INDEPENDENCE FUNDS


                                               AMERICAN INDEPENDENCE FUNDS
                                               NOTICE OF PRIVACY POLICY &
                                               PRACTICES

   American Independence Funds recognizes and respects the privacy concerns and expectations of our customers(1).

   We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with American Independence Funds.

    COLLECTION OF CUSTOMER            We collect nonpublic personal information about our customers
      INFORMATION                     from the following sources:
                                      -    Account Applications and other forms, which may include a
                                           customer's name, address, social security number, and
                                           information about a customer's investment goals and risk
                                           tolerance;
                                      -    Account History, including information about the
                                           transactions and balances in a customer's accounts; and
                                      -    Correspondence, written, telephonic or electronic between a customer and American Independence Funds or service
                                           providers to American Independence Funds.
    DISCLOSURE OF CUSTOMER            We may disclose all of the information described above to certain
      INFORMATION                     third parties who are not affiliated with American Independence
                                      Funds under one or more of these circumstances:
                                      -    As Authorized -- if you request or authorize the disclosure of the information.
                                      -    As Permitted by Law -- for example, sharing information with companies who maintain or service customer accounts for the
                                           American Independence Funds is permitted and is essential
                                           for us to provide shareholders with necessary or useful
                                           services with respect to their accounts.
                                      -    Under Joint Agreements -- we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint
                                           marketing agreements.
    SECURITY OF CUSTOMER              We require service providers to the American Independence Funds:
    INFORMATION                       -    to maintain policies and procedures designed to assure only appropriate access to, and use of information about
                                           customers of the American Independence Funds; and
                                      -    to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non public
                                           personal information of customers of the American
                                           Independence Funds.

   We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of American Independence Funds.

   ---------------

   (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to American Independence Funds, but do not invest in American Independence Funds shares.

                        This is not part of the Prospectus.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS:

The Funds' annual and semi-annual reports to shareholders, when available, contain additional information on each Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                            AMERICAN INDEPENDENCE FUNDS
                            TRUST -- NESTEGG FUNDS
                            3435 STELZER ROAD
                            COLUMBUS, OHIO 43219
                            TELEPHONE: (800) 272-2715

You can review and copy the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

- For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, (for information on the operation of the Public Reference Room call the Commission at 1-202-942-8090), or by electronic request to the following e-mail address: publicinfo@sec.gov.

- Free from the Commission's Website at www.sec.gov.

Investment Company Act file no. 811-7505.

   INVESTMENT ADVISER

   INTRUST FINANCIAL SERVICES, INC. ("INTRUST")

   SUB INVESTMENT ADVISER
   LA JOLLA ECONOMICS

                                    QUESTIONS?
                            Call 1-888-266-8787 or your
                            investment representative.

                                 NESTEGG FUNDS

                                   PROSPECTUS
                                JANUARY 31, 2003

                               NESTEGG 2010 FUND
                               NESTEGG 2020 FUND
                               NESTEGG 2030 FUND
                               NESTEGG 2040 FUND
                       NESTEGG CAPITAL PRESERVATION FUND

                                   SERIES OF
                       AMERICAN INDEPENDENCE FUNDS TRUST

                              [NESTEGG FUNDS LOGO]

                                 SERVICE CLASS
                     THE SECURITIES AND EXCHANGE COMMISSION
                   HAS NOT APPROVED OR DISAPPROVED THE SHARES
                   DESCRIBED IN THIS PROSPECTUS OR DETERMINED
                      WHETHER THIS PROSPECTUS IS ACCURATE
                     OR COMPLETE. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.
                        THE NOTICE OF PRIVACY POLICY AND
                       PRACTICES OF THE FUNDS IS INCLUDED
                        WITH THIS PROSPECTUS BUT IS NOT
                           CONSIDERED TO BE A PART OF
                                THE PROSPECTUS.

                                                              TABLE OF CONTENTS


                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                   [ICON]
Carefully review this                               4  NestEgg 2010 Fund -- Investment Objectives and
important section, which                                 Principal Investment Strategies
summarizes each Fund's                              6  NestEgg 2020 Fund -- Investment Objectives and
investments, risks and fees.                             Principal Investment Strategies
                                                    7  NestEgg 2030 Fund -- Investment Objectives and
                                                         Principal Investment Strategies
                                                    8  NestEgg 2040 Fund -- Investment Objectives and
                                                         Principal Investment Strategies
                                                    9  NestEgg Capital Preservation Fund -- Investment
                                                         Objectives and Principal Investment Strategies
                                                   10  Principal Risk Factors
                                                   13  Performance Bar Charts and Tables

                                                INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                   [ICON]
Review this section for a                          21  NestEgg Funds
more detailed discussion of
each Fund's investment
objectives, strategies and
risks.

                                                FUND MANAGEMENT

                                   [ICON]
Review this section for                            26  The Investment Adviser
details on the people and                          26  The Sub Investment Adviser
organizations who oversee                          26  The Distributor and Administrator
the Funds.

                                                SHAREHOLDER INFORMATION

                                   [ICON]
Review this section for                            27  Pricing of Fund Shares
shareholder information                            28  Purchasing and Adding to Your Shares
details on how shares are                          31  Selling Your Shares
valued, how to purchase,                           32  General Policies on Selling Shares
sell and exchange shares and                       34  Distribution (12b-1) Fees
payments of dividends and                          34  Service Organization Fees
distributions.                                     34  Dividends, Distributions and Taxes
                                                   35  Exchanging Your Shares

                                                FINANCIAL HIGHLIGHTS

                                                   36  NestEgg Funds

                                                BACK COVER

                                   [ICON]
                                                       Where to Learn More About the Funds

                                                [ICON]

NESTEGG FUNDS

NESTEGG OVERVIEW

The NestEgg Funds (individually a "Fund", collectively the "Funds") offer investors comprehensive ASSET ALLOCATION investment strategies tailored to the time when they expect to begin withdrawing assets. Each NestEgg Fund invests in shares of unaffiliated mutual funds, including index funds, money market funds and exchange traded funds, representing broad classes of assets, namely stock, bonds and money market instruments, in proportions suggested by its own comprehensive asset allocation strategy which gradually becomes more conservative as the year in the Fund's name approaches. Because each Fund invests in mutual funds, collectively referred to in this prospectus as "underlying mutual funds", each is considered a "fund of funds". The term "we" is used throughout this prospectus to refer to either or both the Funds' investment adviser, INTRUST Financial Services, Inc. ("Adviser" or "INTRUST") and the Funds' sub investment adviser, La Jolla Economics ("Sub-Adviser").

* Prior to October 28, 2002, each Fund operated as a "feeder fund" in a "master feeder" investment structure.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

NESTEGG 2010 FUND

INVESTMENT OBJECTIVES


The NestEgg 2010 Fund seeks to maximize assets for retirement or other purposes, consistent with the QUANTITATIVELY MEASURED RISK that investors on average may be willing to accept given their investment TIME HORIZON of the year 2010. This objective is non-fundamental and may be changed by the Trustees of the Fund without shareholder approval.



PRINCIPAL
INVESTMENT STRATEGIES

The NestEgg 2010 Fund, like the other NestEgg Funds, pursues a common strategy of allocating and reallocating investments among underlying mutual funds representing stocks, bonds and money market instruments.


Many of the underlying mutual funds invest, either directly or indirectly, in stocks, bonds or other securities with the goal of matching a specific stock or bond index and are commonly known as index funds and exchange traded funds ("ETFs"). Most of the INDEXES of the underlying equity mutual funds are well-known broad-based market indexes, such as the S&P 500 Index of large company stock. Other stock indexes of the underlying stock funds representing a smaller portion of the Fund's investments reflect a particular market segment and include foreign securities, emerging market securities and depositary receipts. The indexes of the underlying bond funds consist of intermediate and long-term bonds, including investment grade bonds that have been rated within the four highest rating categories by a nationally recognized statistical rating organization such as Standard & Poor's Corporation (S&P) or Moody's Investor Service, Inc. (Moody's), corporate debt and government obligations (which include mortgage-backed securities). The Fund also may invest in money market funds.


 QUANTITATIVELY MEASURED RISK gauges both the frequency and degree to which an asset class will perform below the long-term expected average.

 An investment's TIME HORIZON marks the point when investors plan to start making net withdrawals. As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of short-term loss for the opportunity of achieving greater long-term gains.

 INDEXES are composed of groups of securities chosen to represent an entire stock or bond market, or a major market segment. Indexes may include securities that meet objective criteria, such as country of origin, industry sector or company size. Including a security in an index means merely that it has satisfied the selection criteria. It implies no expectation about anticipated performance, good or bad.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]



NESTEGG 2010 FUND
PRINCIPAL INVESTMENT STRATEGY CONTINUED




In allocating among the underlying type of mutual funds for the NestEgg 2010 Fund, INTRUST uses investment research provided by the Sub-Adviser that identifies and analyzes major market trends on an ongoing basis to arrive at a strategy involving those asset classes, countries, sectors and styles of investing the Adviser believes appropriate to the Fund. Based on current assessment of markets, the range of asset allocation represented by the underlying mutual funds of the NestEgg 2010 Fund is:



                                       UNDERLYING MUTUAL FUND   TARGET ALLOCATION-YEAR 2003
                                       ----------------------   ---------------------------
                                       Equity Mutual Funds                35-50%
                                       Bond Mutual Funds                  45-65%
                                       Money Market Funds                  0-10%


As the stated time horizon approaches, the allocation will shift towards more conservative investments and have lower expected returns. By the time the NestEgg 2010 Fund reaches its time horizon, it has tilted as far as it will go in favor of capital preservation at the expense of capital return. This does not mean that it invests exclusively in money market funds. Rather, because we believe most investors are still willing to take some risks in pursuing returns even while drawing on their investments, we continue to allocate a portion of the Fund's assets to stocks and bonds, in addition to money market investments.


PRINCIPAL RISKS



The NestEgg 2010 Fund is subject to Investment Company Risk and Analytical Risk. To a greater degree, the Fund is subject to Bond Investment Risk, Credit Risk and Interest Rate Risk. To a lesser degree, the Fund is subject to Stock Investment Risk and Foreign Investment Risk. See Principal Risk Factors.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

NESTEGG 2020 FUND


INVESTMENT OBJECTIVES



The NestEgg 2020 Fund seeks to maximize assets for retirement or other purposes, consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon of the year 2020. This objective is non-fundamental and may be changed by the Trustees of the Fund without shareholder approval.



PRINCIPAL

INVESTMENT STRATEGIES


The NestEgg 2020 Fund, like the other NestEgg Funds, pursues a common strategy of allocating and reallocating investments among underlying mutual funds representing stocks, bonds and money market instruments.



Many of the underlying mutual funds invest, either directly or indirectly, in stocks, bonds or other securities with the goal of matching a specific stock or bond index and are commonly known as index funds and ETFs. Many of the indexes of the underlying stock funds are well-known broad-based market indexes, such as the S&P 500 Index of large company stock. Other stock indexes of the underlying stock funds representing a smaller portion of the Fund's investments reflect a particular market segment and include foreign securities, emerging market securities and depositary receipts. These indexes of the underlying bond funds consist of intermediate and long-term bonds, including investment grade bonds that have been rated within the four highest rating categories by a nationally recognized statistical rating organization such as S&P or Moody's, corporate debt and government obligations (which include mortgage-backed securities). The Fund also may invest in money market funds.



In allocating among the type of underlying mutual funds for the NestEgg 2020 Fund, INTRUST uses investment research provided by the Sub-Adviser that identifies and analyzes major market trends on an ongoing basis to arrive at a strategy involving those asset classes, countries, sectors and styles of investing the Adviser believes appropriate to the Fund. Based on current assessment of markets, the range of asset allocation represented by the underlying mutual funds of the NestEgg 2020 Fund is:



                                       UNDERLYING MUTUAL FUND   TARGET ALLOCATION-YEAR 2003
                                       ----------------------   ---------------------------
                                       Equity Mutual Funds                50-65%
                                       Bond Mutual Funds                  30-50%
                                       Money Market Funds                  0-10%


As the stated time horizon approaches, the allocation will shift towards more conservative investments and have lower expected returns. By the time the NestEgg 2020 Fund reaches its time horizon, it has tilted as far as it will go in favor of capital preservation at the expense of capital return. This does not mean that it invests exclusively in money market funds. Rather, because we believe most investors are still willing to take some risks in pursuing returns even while drawing on their investments, we continue to allocate a portion of the Fund's assets to stocks and bonds, in addition to money market investments.


PRINCIPAL RISKS



The NestEgg 2020 Fund is subject to Investment Company Risk and Analytical Risk. To a moderate degree, the Fund is subject to Bond Investment Risk, Credit Risk and Interest Rate Risk. To a less moderate degree, the Fund is subject to Stock Investment Risk and Foreign Investment Risk. See Principal Risk Factors.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

NESTEGG 2030 FUND


INVESTMENT OBJECTIVES



The NestEgg 2030 Fund seeks to maximize assets for retirement or other purposes, consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon of the year 2030. This objective is non-fundamental and may be changed by the Trustees of the Fund without shareholder approval.



PRINCIPAL

INVESTMENT STRATEGIES


The NestEgg 2030 Fund, like the other NestEgg Funds, pursues a common strategy of allocating and reallocating investments among underlying mutual funds representing stocks, bonds and money market instruments.



Many of the underlying mutual funds invest, either directly or indirectly, in stocks, bonds or other securities with the goal of matching a specific stock or bond index and are commonly known as index funds and ETFs. Some of the indexes underlying the stock funds are well-known broad-based market indexes, such as the S&P 500 Index of large company stock. Other indexes reflect a particular market segment and include foreign securities, emerging market securities and depositary receipts. The indexes underlying the bond funds consist of intermediate and long-term bonds, including investment grade bonds that have been rated within the four highest rating categories by a nationally recognized statistical rating organization such as S&P or Moody's, corporate debt and government obligations (which include mortgage-backed securities). The Fund also may invest in money market funds.



In allocating among the underlying type of mutual funds for the NestEgg 2030 Fund, INTRUST uses investment research provided by the Sub-Adviser that identifies and analyzes major market trends on an ongoing basis to arrive at a strategy involving those asset classes, countries, sectors and styles of investing the Adviser believes appropriate to the Fund. Based on current assessment of markets, the range of asset allocation represented by the underlying mutual funds of the NestEgg 2030 Fund is:



                                       UNDERLYING MUTUAL FUND   TARGET ALLOCATION-YEAR 2003
                                       ----------------------   ---------------------------
                                       Equity Mutual Funds                65-80%
                                       Bond Mutual Funds                  15-30%
                                       Money Market Funds                  0-10%


As the stated time horizon approaches, the allocation will shift towards more conservative investments and have lower expected returns. By the time the NestEgg 2030 Fund reaches its time horizon, it has tilted as far as it will go in favor of capital preservation at the expense of capital return. This does not mean that it invests exclusively in money market funds. Rather, because we believe most investors are still willing to take some risks in pursuing returns even while drawing on their investments, we continue to allocate a portion of the Fund's assets to stocks and bonds, in addition to money market investments.


PRINCIPAL RISKS



The NestEgg 2030 Fund is subject to Investment Company Risk and Analytical Risk. To a greater degree, the Fund is subject to Stock Investment Risk and Foreign Investment Risk. To a lesser degree, the Fund is subject to Bond Investment Risk, Credit Risk and Interest Rate Risk. See Principal Risk Factors.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

NESTEGG 2040 FUND


INVESTMENT OBJECTIVES



The NestEgg 2040 Fund seeks to maximize assets for retirement or other purposes, consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon of the year 2040. This objective is non-fundamental and may be changed by the Trustees of the Fund without shareholder approval.



PRINCIPAL

INVESTMENT STRATEGIES


The NestEgg 2040 Fund, like the other NestEgg Funds, pursues a common strategy of allocating and reallocating investments among underlying mutual funds representing stocks, bonds and money market instruments.



Many of the underlying mutual funds invest, either directly or indirectly, in stocks, bonds or other securities with the goal of matching a specific stock or bond index and are commonly known as index funds and ETFs. Some of the indexes are well-known broad-based market indexes, such as the S&P 500 Index of large company stock. Other indexes reflect a particular market segment and include foreign securities, emerging market securities and depositary receipts. The indexes underlying the bond funds consist of intermediate and long-term bonds, including investment grade bonds that have been rated within the four highest rating categories by a nationally recognized statistical rating organization such as S&P or Moody's, corporate debt and government obligations (which include mortgage-backed securities). The Fund also may invest in money market funds.


In allocating among underlying mutual funds for the NestEgg 2040 Fund, INTRUST uses investment research provided by the Sub-Adviser that identifies and analyzes major market trends on an ongoing basis to arrive at a strategy involving which asset classes, countries, sectors and styles of investing the Adviser believes appropriate to the Fund. Based on current assessment of markets, the range of asset allocation represented by the underlying mutual funds of the NestEgg 2040 Fund is:


                                       UNDERLYING MUTUAL FUND   TARGET ALLOCATION-YEAR 2003
                                       ----------------------   ---------------------------
                                       Equity Mutual Funds                80-95%
                                       Bond Mutual Funds                   0-15%
                                       Money Market Funds                  0-10%


As the stated time horizon approaches, the allocation will shift towards more conservative investments and have lower expected returns. By the time the NestEgg 2040 Fund reaches its time horizon, it has tilted as far as it will go in favor of capital preservation at the expense of capital return. This does not mean that it invests exclusively in money market funds. Rather, because we believe most investors are still willing to take some risks in pursuing returns even while drawing on their investments, we continue to allocate a portion of the Fund's assets to stocks and bonds, in addition to money market investments.


PRINCIPAL RISKS



The NestEgg 2040 Fund is subject to Investment Company Risk and Analytical Risk. To a greater degree, the Fund is subject to Stock Investment Risk and Foreign Investment Risk. To a lesser degree, the Fund is subject to Bond Investment Risk, Credit Risk and Interest Rate Risk. See Principal Risk Factors.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

NESTEGG CAPITAL PRESERVATION FUND

INVESTMENT OBJECTIVES


The NestEgg Capital Preservation Fund is managed for investors seeking income and moderate long-term growth of capital. This objective is non-fundamental and may be changed by the Trustees of the Fund without shareholder approval.


PRINCIPAL
INVESTMENT STRATEGIES

The NestEgg Capital Preservation Fund, like the other NestEgg Funds, pursues a common strategy of allocating and reallocating investments among underlying mutual funds representing stocks, bonds and money market instruments.


Many of the underlying mutual funds invest, either directly or indirectly, in stocks, bonds or other securities with the goal of matching a specific stock or bond index and are commonly known as index funds and ETFs. Most of the indexes are underlying the stock funds well-known broad-based market indexes, such as the S&P 500 Index of large company stock. Other indexes of the underlying stock funds representing a smaller portion of the Fund's investments reflect a particular market segment and include foreign securities, emerging market securities and depositary receipts. The indexes underlying the bond funds consist of intermediate and long-term bonds, including investment grade bonds that have been rated within the four highest rating categories by a nationally recognized statistical rating organization such as S&P or Moody's, corporate debt and government obligations (which include mortgage-backed securities). The Fund also may invest in money market funds.


In allocating among underlying mutual funds for the NestEgg Capital Preservation Fund, INTRUST uses investment research provided by the Sub-Adviser that identifies and analyzes major market trends on an ongoing basis to arrive at a strategy involving those asset classes, countries, sectors and styles of investing the Adviser believes appropriate to the Fund. Based on current assessment of markets, the range of asset allocation represented by the underlying mutual funds of the NestEgg Capital Preservation Fund is:

                                       UNDERLYING MUTUAL FUND   TARGET ALLOCATION
                                       ----------------------   -----------------
                                       Equity Mutual Funds           20-40%
                                       Bond Mutual Funds             50-80%
                                       Money Market Funds             0-10%



PRINCIPAL RISKS



The NestEgg Capital Preservation Fund is subject to Investment Company Risk and Analytical Risk. To a greater degree, the Fund is subject to Bond Investment Risk, Credit Risk and Interest Rate Risk. To a lesser degree, the Fund is subject to Stock Investment Risk and Foreign Investment Risk. See Principal Risk Factors.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

                                               NESTEGG FUNDS



    PRINCIPAL RISK FACTORS          Each Fund has a different level of risk and the amount of
                                    risk is reflected in its name. The Funds with shorter time horizons (NestEgg Capital Preservation, NestEgg 2010, and
                                    NestEgg 2020) will tend to be less risky and have lower
                                    expected returns than the Funds with longer time horizons
                                    (NestEgg 2030 and NestEgg 2040).
                                    The value of each NestEgg Fund's investments, and the value of your investments in a NestEgg Fund will fluctuate with
                                    market conditions. You may lose money on your investment in a NestEgg Fund, or the Fund could underperform other
                                    investments. Each of the NestEgg Funds presents each of the risk factors described below.

    RISK DIFFERENCES AMONG FUNDS    The NestEgg Capital Preservation and the NestEgg 2010 Funds
                                    are currently subject to the highest levels of Bond
                                    Investment Risk, Credit Risk and Interest Rate Risk and
                                    lowest levels of Stock Investment Risk and Foreign
                                    Investment Risk of all of the NestEgg Funds although they
                                    are not free of Stock Investment Risk altogether. The
                                    NestEgg 2020 Fund is currently subject to a significant
                                    level of Bond Investment Risk, Credit Risk and Interest Rate
                                    Risk, but less than the NestEgg Capital Preservation and
                                    NestEgg 2010 Funds. Likewise, the NestEgg 2020 Fund is
                                    currently subject to a significant level of Stock Investment
                                    Risk and Foreign Investment Risk but less than the NestEgg
                                    2030 and 2040 Funds. The NestEgg 2030 and the NestEgg 2040
                                    Funds currently have the highest levels of Stock Investment
                                    Risk and Foreign Investment Risk and the lowest levels of
                                    Bond Investment Risk, Credit Risk and Interest Rate Risk,
                                    although they are not free of Bond Investment Risk, Credit
                                    Risk and Interest Rate Risk altogether.

    INVESTMENT COMPANIES            By investing in shares of investment companies each NestEgg
                                    Fund indirectly pays a portion of the operating, management and other expenses of each investment company. Therefore,
                                    you may indirectly pay higher total operating expenses and other costs than you might pay by owning the underlying
                                    mutual funds. Because the Funds may invest in open-end
                                    funds, you may receive more taxable capital gains
                                    distribution than would be the case if you invested directly in the underlying mutual fund. In addition, because a Fund may invest up to 100% of its assets in investment companies, the category of which is considered under the Standard
                                    Industry Code to be an "industry", the Fund "concentrates"
                                    (that is, it invests more than 25% of) its investments in a single industry.

  RISK/RETURN SUMMARY AND FUND EXPENSES


                                                [ICON]


                                               NESTEGG FUNDS


                                               PRINCIPAL RISK FACTORS CONTINUED




STOCK INVESTMENT RISK



To the extent a NestEgg Fund is invested in stock index funds or stock ETFs, it will be subject to the risks of stock investing. These include both short-term and prolonged price declines in the markets. Mid- to small-cap stocks tend to present greater risks than large-cap stocks because they are generally more volatile and can be less liquid. In addition, to the extent a NestEgg Fund invests in a growth stock or value stock index fund and/or an ETF, it will be subject to certain risks inherent in such investment styles. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market and their returns will trail those of other asset classes or the overall stock market. Investment growth stocks may lack the dividend yield that can cushion stock prices in market downturns.



FOREIGN INVESTMENT RISK



Since the Fund's underlying mutual funds may invest in foreign securities, including emerging market investments, the Fund is subject to additional risks. Foreign securities often trade on markets that have less reliable information available and lower transaction volumes than markets in the United States. Consequently, stock and bond prices can be more volatile and more difficult to value. Investing in foreign markets is generally more expensive, due to currency exchange costs, higher commissions on trades and higher custodial fees. Currencies may weaken relative to the U.S. dollar, eroding the dollar value of investments denominated in those currencies.



BOND INVESTMENT RISK



To the extent a NestEgg Fund invests in bond funds or bond ETFs, it is subject to the risks of fixed income investing. Although these risks include short-term and prolonged price declines, such price declines in the bond market have historically been less severe than stock declines.



CREDIT RISK



Bonds also face credit risk. Credit risk is the risk that the borrowers that issued a bond may not repay principal or interest when due. U.S. Treasury bonds have minimal credit risk because they are backed by the U.S. government's full faith and credit. However, not all securities issued by government agencies are backed by the government's full faith and credit. Additionally, corporate bonds are subject to greater credit risk than U.S. government bonds.

  RISK/RETURN SUMMARY AND FUND EXPENSES


                                                [ICON]


                                               NESTEGG FUNDS


                                               PRINCIPAL RISK FACTORS CONTINUED




INTEREST RATE RISK



Interest rate risk is the chance that bond prices will decline over short or even long periods due to rising interest rates. All bonds, including those issued by the government and its agencies, are subject to interest rate risk. Their prices tend to move in the opposite direction from market interest rate movements. When interest rates are going up, bond prices tend to fall. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities, bonds with interest rate reset provisions, notes or money market instruments. An underlying mutual fund may also invest in mortgage-backed securities which are also subject to prepayment and extension risk. When interest rates decline, such mortgage-backed securities are subject to the risk that the principal amount of the underlying obligation may be repaid prior to the bond's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, the underlying mutual fund is exposed to lower return upon subsequent reinvestment of the principal. When interest rates rise, such securities are subject to the risk that an expected level of prepayments will not occur, resulting in a longer effective maturity of the security. As a result the value of such securities may decline.



ANALYTICAL RISK



We use analytical techniques to anticipate and identify major market trends in order to restructure the Fund's underlying mutual funds. If the Adviser or Sub-Adviser incorrectly judges the anticipated performance of a particular asset class in the market, the Fund may lose opportunities for gains or it may experience losses.



NO TEMPORARY DEFENSIVE POSITIONS



We normally allocate a portion of each NestEgg Fund's assets to money market instruments, but we will not adopt "defensive positions." This means that we expect to remain invested in stocks and bonds even when market conditions might seem to suggest temporarily holding more assets in cash or money market instruments than usual.



An investment in the NestEgg Funds is not a bank deposit or obligation of INTRUST Bank N.A. They are not guaranteed or endorsed by the Federal Deposit Insurance Corporation or any other government agency.


WHO MAY WANT TO INVEST?


WHICH NESTEGG FUND TO CONSIDER. In making your investment decision, you should keep in mind:



- Each NestEgg Fund's investment strategy derives from the risk tolerance of average investors with a particular time horizon.



- Each NestEgg Fund's time horizon is the decade that begins with the year in its name.



Based strictly on statistical considerations, then, you would want to invest in the NestEgg Fund corresponding to the decade when you expect to begin withdrawing your investment (2010, 2020, etc.). But statistical considerations alone may not govern your investment decision, and the five NestEgg Funds allow for that, too. If you are willing to assume greater risk, you might direct some or all of your assets to a NestEgg Fund with a longer time horizon. If you desire a more secure investment, and are willing to forego some potential returns, you might direct some or all of your assets to a NestEgg Fund with a shorter time horizon. The final choice is yours.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]


                                               NESTEGG FUNDS

   PERFORMANCE BAR CHARTS AND TABLES
   The bar charts and tables on the following pages show how the respective NestEgg Funds have performed from year to year. The performance shown in the bar charts and tables represents the actual performance of the respective NestEgg Funds' Service Class Shares since January 4, 1999, the inception date for each of the NestEgg Funds' Service Class Shares, through December 31, 2002. Prior to November 1, 2002, the NestEgg Funds operated under a "master-feeder" structure.

   The bar charts provide some indication of the risks of investing in the respective NestEgg Funds by showing changes in the Fund's performance from year to year. The performance table below each bar chart indicates risk by comparing the performance of the applicable NestEgg Fund to the performance over time to that of one or more widely recognized, unmanaged indices.

   Both charts assume reinvestment of dividends and distributions. Of course, past performance (before and after tax) does not indicate how the Fund will perform in the future.

    (a) In addition, actual NestEgg Fund performance reflects fee waivers; without such fee waivers performance would have been lower.

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

                                               NESTEGG FUNDS
                                               CONTINUED

   NESTEGG 2010 FUND -- SERVICE CLASS

   YEAR-BY-YEAR RETURNS -- AS OF DECEMBER 31

   [GRAPH]

2000                                                                              0.42
2001                                                                             -1.31
2002


                                                                   Best quarter:          Q4   2002     5.69%
                                                                   Worst quarter:         Q3   2002    -8.46%



   PERFORMANCE TABLE


   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.


                                                                                      SINCE INCEPTION
         AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2002         ONE YEAR          (JANUARY 4, 1999)
                                                                     ----------------------------------
     RETURN BEFORE TAXES                                            -7.83%                  0.16%
                                                                     ----------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS                            -8.54%                 -1.09%
                                                                     ----------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES         -4.80%                 -0.53%
    ---------------------------------------------------------------------------------------------------
     LEHMAN BROTHERS AGGREGATE BOND
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)           10.27%                  7.26%
                                                                     ----------------------------------
     LIPPER FLEXIBLE PORTFOLIO INDEX                               -14.71%                 -3.60%
                                                                     ----------------------------------
     WILSHIRE 5000
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)          -17.34%                 -5.13%
                                                                     ----------------------------------
     MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA
      AND FAR EAST (MSCI EAFE) INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)          -15.66%                 -7.63%
    ---------------------------------------------------------------------------------------------------

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

                                               NESTEGG FUNDS
                                               CONTINUED

   NESTEGG 2020 FUND -- SERVICE CLASS

   YEAR-BY-YEAR RETURNS -- AS OF DECEMBER 31


   [GRAPH]

2000                                                                             -3.9
2001                                                                             -6.9
2002


                                                                   Best quarter:          Q4   2001     7.09%
                                                                   Worst quarter:         Q3   2002   -11.69%



   PERFORMANCE TABLE


   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.


                                                                                      SINCE INCEPTION
         AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2002         ONE YEAR          (JANUARY 4, 1999)
                                                                  ----------------------------------
     RETURN BEFORE TAXES                                           -12.40%                 -2.96%
                                                                  --------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS                           -12.97%                 -3.60%
                                                                  --------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES         -7.60%                 -2.58%
    ---------------------------------------------------------------------------------------------------
     LEHMAN BROTHERS AGGREGATE BOND
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)           10.27%                  7.26%
                                                                  --------------------------------
     LIPPER FLEXIBLE PORTFOLIO INDEX                               -14.71%                 -3.60%
                                                                  --------------------------------
     WILSHIRE 5000
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)          -17.34%                 -5.13%
                                                                  --------------------------------
     MSCI EAFE INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)          -15.66%                 -7.63%
    ---------------------------------------------------------------------------------------------------

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

                                               NESTEGG FUNDS
                                               CONTINUED

   NESTEGG 2030 FUND -- SERVICE CLASS

   YEAR-BY-YEAR RETURNS -- AS OF DECEMBER 31


   [GRAPH]

2000                                                                             -6.02
2001                                                                            -10.52
2002                                                                             -15.7


                                                                   Best quarter:          Q4   2001     8.42%
                                                                   Worst quarter:         Q3   2002   -13.79%



   PERFORMANCE TABLE


   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.


                                                                                      SINCE INCEPTION
         AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2002         ONE YEAR          (JANUARY 4, 1999)
                                                                  ----------------------------------
     RETURN BEFORE TAXES                                           -15.70%                 -4.78%
                                                                  --------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS                           -16.15%                 -5.19%
                                                                  --------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES         -9.63%                 -3.89%
    ---------------------------------------------------------------------------------------------------
     LEHMAN BROTHERS AGGREGATE BOND
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)           10.27%                  7.26%
                                                                  --------------------------------
     LIPPER FLEXIBLE PORTFOLIO INDEX                               -14.71%                 -3.60%
                                                                  --------------------------------
     WILSHIRE 5000
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)          -17.34%                 -5.13%
                                                                  --------------------------------
     MSCI EAFE INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)          -15.66%                 -7.63%
    ---------------------------------------------------------------------------------------------------

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

                                               NESTEGG FUNDS
                                               CONTINUED

   NESTEGG 2040 FUND -- SERVICE CLASS

   YEAR-BY-YEAR RETURNS -- AS OF DECEMBER 31


   [GRAPH]

2000                                                                            -10.03
2001                                                                            -13.88
2002                                                                            -18.93


                                                                   Best quarter:          Q4   2001    10.48%
                                                                   Worst quarter:         Q3   2002   -15.94%



   PERFORMANCE TABLE


   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.


                                                                                      SINCE INCEPTION
         AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2002         ONE YEAR          (JANUARY 4, 1999)
                                                                  ----------------------------------
     RETURN BEFORE TAXES                                           -18.93%                 -6.77%
                                                                  --------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS                           -19.27%                 -6.97%
                                                                  --------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES        -11.62%                 -5.33%
    ---------------------------------------------------------------------------------------------------
     WILSHIRE 5000
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)          -17.34%                 -5.13%
                                                                  --------------------------------
     LIPPER FLEXIBLE PORTFOLIO INDEX                               -14.71%                 -3.60%
                                                                  --------------------------------
     MSCI EAFE INDEX
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)          -15.66%                 -7.63%
    ---------------------------------------------------------------------------------------------------

                                               NESTEGG FUNDS
                                               CONTINUED

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

   NESTEGG CAPITAL PRESERVATION FUND -- SERVICE CLASS


   YEAR-BY-YEAR RETURNS -- AS OF DECEMBER 31


   [BAR CHART]

2000                                                                             4.11
2001                                                                             3.09
2002


                                                                   Best quarter:         Q4   2002     4.24%
                                                                   Worst quarter:        Q3   2002    -4.37%



   PERFORMANCE TABLE


   After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans.


                                                                                      SINCE INCEPTION
         AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2002         ONE YEAR          (JANUARY 4, 1999)
                                                                  ----------------------------------
     RETURN BEFORE TAXES                                            -2.22%                  2.27%
                                                                  --------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS                            -3.15%                  0.98%
                                                                  --------------------------------
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF SHARES         -1.36%                  1.23%
    ---------------------------------------------------------------------------------------------------
     LEHMAN BROTHERS AGGREGATE BOND
      (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)           10.27%                  7.26%
                                                                  --------------------------------
     LIPPER FLEXIBLE PORTFOLIO INDEX                               -14.71%                 -3.60%
    ---------------------------------------------------------------------------------------------------

                                               NESTEGG FUNDS
                                               CONTINUED

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]


   As an investor in each NestEgg Fund, you will pay the following fees and expenses when you buy and hold shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. In addition to bearing the expenses incurred by the NestEgg Funds, you will indirectly bear a proportionate share of the expenses of the underlying mutual funds, including management fees.


                                               FEES AND EXPENSES
                                               SERVICE SHARES


                                                                                      CAPITAL
       SHAREHOLDER TRANSACTION EXPENSES           2010     2020     2030     2040    PRESERVATION
       (FEES PAID BY YOU DIRECTLY)

       Maximum Sales Charge (Load)
       Imposed on Purchases (as a
       percentage of offering price)               N/A      N/A      N/A      N/A         N/A

       ANNUAL FUND OPERATING EXPENSES
       (FEES PAID FROM FUND ASSETS)

       Management fee(1)                         0.70%    0.70%    0.70%    0.70%       0.70%
       Distribution (12b-1) fee                  0.25%    0.25%    0.25%    0.25%       0.25%
       Service Organization fee                  0.25%    0.25%    0.25%    0.25%       0.25%
       Other expenses(2)                         0.58%    0.55%    0.62%    0.64%       0.76%
       Total Fund Operating expenses(1)          1.78%    1.75%    1.82%    1.84%       1.96%
       Fee Waiver/Expense Reimbursement          0.78%    0.75%    0.82%    0.84%       0.96%
       Net Expenses(1)                           1.00%    1.00%    1.00%    1.00%       1.00%



   (1) Includes sub-advisory fee. At least until March 1, 2004, a portion of the management fees and 12b-1 fees are being waived and certain expenses of the Fund are being reimbursed to the extent necessary to limit total operating expenses to 1.00% for Service Shares.



   (2) "Other expenses" are based upon estimates for the fiscal year ending October 31, 2003.

                                               NESTEGG FUNDS
                                               CONTINUED

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]

   Use the table below to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     - $10,000 investment
     - 5% annual return
     - redemption at the end of each period
     - no changes in each NestEgg Fund's operating expenses except the expiration of the current contractual fee waivers on March 1, 2004.

   Because this example is hypothetical and for comparison only, your actual costs will be different.

   EXPENSE EXAMPLE


                                                        1       3      5        10
      NESTEGG FUNDS                                   YEAR   YEARS   YEARS   YEARS
      SERVICE SHARES
                                     2010             $102   $484    $892   $2,030
                                     2020             $102   $478    $879   $2,000
                                     2030             $102   $493    $909   $2,070
                                     2040             $102   $497    $917   $2,090
                             CAPITAL PRESERVATION     $102   $522    $968   $2,208

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [ICON]



                                                NESTEGG FUNDS
   THE NESTEGG GOAL
   The NestEgg Funds seek to maximize assets for retirement or other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons. We attempt to manage the investment risk in each NestEgg Fund for investors whose time horizons correspond to the particular NestEgg Fund's name: NestEgg Capital Preservation for investors who are seeking income and moderate long-term growth of capital; and NestEgg 2040 for investors who plan to begin withdrawing a substantial portion of their investment in the decade beginning in the year 2040. Each Fund's investment objective is non-fundamental, which means that it may be changed without prior shareholder approval.

   PRINCIPAL INVESTMENTS

   The NestEgg Funds may invest in underlying funds representing all the following widely recognized asset classes:

      - money market instruments
      - bonds
      - stocks of the largest US companies
      - stocks of all other publicly traded US corporations
      - stocks that trade outside the United States
      - mortgage related securities

   Within stocks and bonds are sub-categories of securities:

      - US government bonds, bonds issued by corporations, mortgage-backed securities and foreign bonds form four separate sub-categories of bond investments. The first two sub-categories are further subdivided by maturity: long-term and intermediate-term.
      - US stocks can be divided according to the value of their outstanding stock (or capitalization), into large-cap, mid-cap and small-cap groupings.
      - Utilities -- closely regulated power generating companies -- are generally mid-size, but their performance has differed enough from other mid-cap stocks to warrant a distinct grouping.
      - Micro-cap stocks -- the smallest 5% of publicly traded companies -- constitute their own grouping apart from the rest of the small-cap universe.

                                                NESTEGG FUNDS
                                                CONTINUED

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [ICON]

   EXAMPLE OF UNDERLYING MUTUAL FUNDS

     INDEX FUNDS                                                EXCHANGE TRADED FUND (ETF)
     Equity Index Fund:                                         Equity ETF:
     Vanguard Institutional Index                               IShares S&P 500 Index
     Vanguard Value Index                                       IShares S&P 500 Growth Index
     Vanguard Growth Index                                      IShares S&P 400 Value Index
     Vanguard MidCap Index Fund                                 IShares S&P 400 Growth Index
     Vanguard Small Cap Index Fund                              IShares Russell 2000 Index
     Vanguard Small Cap Value Index Fund                        IShares Russell 2000 Value Index
     Vanguard Small Cap Growth Index                            IShares Russell 2000 Growth Index
                                                                IShares EAFE Index
     Bond Index Fund:
     Vanguard Total Bond Market Fund

   Two general rules of investing shape the NestEgg Funds' strategies:

      - The greater an investment's potential return, the greater its potential loss. Historically, for example, stocks have outgained bonds, but the worst year for stocks on record was much worse than the worst year for bonds.

      - Investors with longer time horizons have greater risk tolerance because their investments have more time to recoup any losses.

   We take more risks in the NestEgg Funds with longer time horizons. This assumption of greater risks is linked with these Funds' pursuit of greater returns. As each NestEgg Fund approaches its time horizon, and its investors have less time to recover from market declines, we systematically reduce the level of risk. This systematic shift toward more conservative investments is designed to help stabilize the value of your NestEgg investment as the time nears for you to begin drawing on it.

   We do not limit our analysis to long-term trends, however. We also take into account current market conditions. If conditions in a market have increased risk levels of an investment class or index to a point that its risk outweighs its expected returns, we will not allocate as much of the NestEgg Fund's assets to it as we otherwise might. Conversely, we may reduce a NestEgg Fund's allocation to an investment class or index, even when risks have not increased, because its expected return has fallen. This usually happens because prices in a market have risen to the point that potential for further gains appears limited.

                                                NESTEGG FUNDS
                                                CONTINUED

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [ICON]

   ASSET ALLOCATION STRATEGIES
   INTRUST allocates each NestEgg Fund's assets across investment groups in accordance with information provided by La Jolla Economics. La Jolla Economics conducts ongoing research to ensure that we are keeping pace with the world's constantly changing financial markets. INTRUST identifies and selects the underlying mutual funds which best represent the asset classes targeted by La Jolla Economics. Set forth below is a chart showing each Fund's target allocation range for the asset class represented by underlying index funds and ETFs.


     FUND AND INVESTMENT OBJECTIVE*                     FUND OF FUNDS INVESTMENT OPTIONS         TARGET ALLOCATION**
     NESTEGG 2010 FUND is managed for investors         Equity Index Funds or ETFs               35-50%
       planning to retire (or begin to withdraw         Bond Index Funds or ETFs                 45-65%
       substantial portions of their investment)        Money Market Funds                       0-10%
       approximately in the year 2010.
     NESTEGG 2020 FUND is managed for investors         Equity Index Funds or ETFs               50-65%
        planning to retire (or begin to withdraw        Bond Index Funds or ETFs                 30-50%
        substantial portions of their investment)       Money Market Funds                       0-10%
        approximately in the year 2020.
     NESTEGG 2030 FUND is managed for investors         Equity Index Funds or ETFs               65-80%
        planning to retire (or begin to withdraw        Bond Index Funds or ETFs                 15-30%
        substantial portions of their investment)       Money Market Funds                       0-10%
        approximately in the year 2030.
     NESTEGG 2040 FUND is managed for investors         Equity Index Funds or ETFs               80-95%
        planning to retire (or begin to withdraw        Bond Index Funds or ETFs                 0-15%
        substantial portions of their investment)       Money Market Funds                       0-10%
        approximately in the year 2040.
     NESTEGG CAPITAL PRESERVATION FUND is managed       Equity Index Funds or ETFs               20-40%
        for investors planning to retire (or begin      Bond Index Funds or ETFs                 50-80%
        to withdraw substantial portions of their       Money Market Funds                       0-10%
        investment) in the near future.


    * Each Fund seeks to maximize assets for retirement or for other purposes consistent with the quantitatively measured risk such investors, on average, may be willing to accept given their investment time horizons.

   ** Represents range based on current assessment of markets and will adjust conservatively as the time horizon is approached. The actual allocation may be greater or lesser over time.


   As discussed under the "Risk/Return Summary," to the extent a Fund emphasizes equity investments, it presents a higher degree of Stock Investment Risk. Conversely, to the extent that a Fund emphasizes bond investments, it presents a higher degree of Bond Investment Risk. The following section further discusses risks.

                                                NESTEGG FUNDS
                                                CONTINUED

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [ICON]

   RISKS OF INVESTING IN MUTUAL FUNDS AND EXCHANGE TRADED FUNDS
   Because each underlying mutual fund invests in certain asset classes and/or specific investment style, such as growth stocks or value stocks, the risks associated with that asset class or investment style will affect the underlying mutual fund and the Fund in proportion to the percentage of the Fund's assets invested in that underlying fund. These risks include, as previously described, stock investment risk, foreign investment risk, bond investment risk, credit risk, interest rate risk and analytical risk. In addition, each Fund concentrates its investments in shares of other investment companies (mutual funds) consistent with its objective. Investment companies as an industry may be subject to market and economic factors not associated with other industries and therefore cause the Fund to be more prone to the risks associated with that industry.

   Index funds employ a passive management approach, which is expected to result in performance that is approximately the same as that of the index. Some of the indexes are well-known broad-based market indexes, such as the S&P 500 Index of large company stock. By investing in underlying mutual funds, each Fund would indirectly pay a portion of the operating, management and other expenses of each mutual fund. In addition, each Fund would have to absorb any distributions paid by the underlying mutual funds. While many of the underlying mutual funds have relatively high minimum investment amounts or are available only to institutional investors, the Funds' shareholders may be able to invest directly in the underlying funds and may pay less cost than owning shares of the Funds.

   ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of ETFs are:

     - "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

                                                NESTEGG FUNDS
                                                CONTINUED

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                  [ICON]


     - "Qubes" (QQQ), which are securities that represent ownership in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.


     - "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

     - "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

   ETFs and index funds can experience many of the same risks associated with individual securities. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. Stock ETFs and Index Funds that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a mutual fund can generate brokerage expenses.

    ADDITIONAL RISKS TO THE           Besides the general risks described above under Principal
      FUNDS                           Risk Factors, the NestEgg Funds face additional risks
                                      discussed below. For a further discussion of NestEgg Fund
                                      risks, please refer to the Funds' Statement of Additional
                                      Information (SAI), which is incorporated by reference and is available free of charge by calling 1-800-272-2715.

                                      Derivatives. Index futures contracts and options on index
                                      futures contracts are generally considered
                                      derivatives -- they derive their value from the prices of
                                      the indexes. Compared to conventional securities,
                                      derivatives can be more sensitive to changes in interest
                                      rates or to sudden fluctuations in market prices. The Funds offset this exposure to increased loss with bank deposits or money market investments, stable holdings that offset the
                                      potential volatility of their derivative investments, as
                                      required by the Securities and Exchange Commission.

  FUND MANAGEMENT

                 [ICON]

                            THE INVESTMENT ADVISER


   INTRUST Financial Services, Inc., 105 North Main Street, Box One, Wichita, Kansas 67202 is the Adviser for the Funds. INTRUST is a wholly owned subsidiary of INTRUST Bank, N.A. INTRUST Bank is a national banking association which provides a full range of banking and trust services to clients. As of December 31, 2002, total assets under management were approximately $2 billion. Through its portfolio management team, INTRUST continuously reviews and supervises, and is responsible for, the Funds' investment program.


   The NestEgg Funds pay advisory fees as follows:

                                                   PERCENTAGE OF
                                                AVERAGE NET ASSETS
                                          ------------------------------
     NestEgg Capital Preservation Fund                  0.17%*
                                          ------------------------------
     NestEgg 2010 Fund                                  0.17%*
                                          ------------------------------
     NestEgg 2020 Fund                                  0.17%*
                                          ------------------------------
     NestEgg 2030 Fund                                  0.17%*
                                          ------------------------------
     NestEgg 2040 Fund                                  0.17%*
    ---------------------------------------------------------------------


   * Contractual fees (without waivers) for each NestEgg Fund is 0.70% (including fees of 0.02% to the Sub-Adviser). INTRUST has agreed to contractually to waive its advisory fee at least until March 1, 2004.


   Thomas S. Gangel, President of INTRUST, is responsible for the investment management oversight for INTRUST in its role as adviser to the NestEgg Funds. Mr. Gangel has over 13 years of experience in the investment and trust industry, including the development of equity and fixed income investment services and individual portfolio and relationship management. INTRUST discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust. Prior to his employment with INTRUST Bank N.A. in 1997, Mr. Gangel served as a Director with First Asset Management from February, 1996 to June, 1997. From July 1995 to February of 1996, Mr. Gangel was Vice President with the FirstTier Bank.

                            THE SUB ADVISER

   La Jolla Economics, 7608 La Jolla Boulevard, La Jolla, CA is a newly registered investment adviser and, since 1997, has provided investment management, advisory, administrative and asset management consulting to institutional and corporate investors whose collective assets represented approximately $15 million of assets under management.

                            THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services is the Funds' Distributor and Administrator. Its address is 3435 Stelzer Road, Columbus, Ohio 43219.

   The SAI has more detailed information about the Investment Adviser and other service providers.

  SHAREHOLDER INFORMATION

                         [ICON]

                                PRICING OF FUND SHARES
   ---------------------------
   HOW NAV IS CALCULATED
   The NAV is calculated by
   adding the total value of
   the Fund's investments and
   other assets, subtracting
   its liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:
              NAV =
   Total Assets - Liabilities
   ------------------------------
        Number of Shares
           Outstanding


   The NAV is calculated
   separately for each class

   of shares.


NESTEGG FUNDS

Per share net asset value (NAV) for each NestEgg Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open. Share prices may fluctuate on days when purchases and sales cannot take place.

Your order for purchase, sale or exchange of shares is priced at the next determined NAV, calculated after your order is received in good order.

Each Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be valued at fair value as determined in good faith by or at the direction of the Funds' Board of Trustees.

  SHAREHOLDER INFORMATION

                         [ICON]



                                PURCHASING AND ADDING TO YOUR SHARES

                                                                                 MINIMUM       MINIMUM
                                                                                 INITIAL      SUBSEQUENT
                                                           ACCOUNT TYPE         INVESTMENT    INVESTMENT
                                                   Regular (non-retirement)       $1,000         $50
                                                   -----------------------------------------------------
                                                   Retirement (IRA)               $  250         $50
                                                   -----------------------------------------------------
                                                   Automatic Investment Plan      $1,000         $50

                                     All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

                                     A Fund may waive its minimum purchase
                                     requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

                                     * Certain broker-dealers and other
                                     financial intermediaries are authorized to accept purchase orders on behalf of the Fund at the Fund's net asset value next determined after your order is received by an organization in proper order before 4:00 p.m., Eastern time, or such earlier time as may be required by an organization. These organizations may be authorized to designate other intermediaries to act in this capacity. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or the Administrator. These organizations may be the shareholders of record of your shares. These intermediaries are responsible for transmitting requests and delivering funds on a timely basis. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers.

   -----------------------------------------------------------------------------

   AVOID 30% TAX WITHHOLDING
   The Funds are required to withhold 30% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

   -----------------------------------------------------------------------------

You may purchase Funds
through the Funds'
Distributor or through
banks, brokers and other
investment representatives,
which may charge additional
fees and may require higher
minimum investments or
impose other limitations on
buying and selling shares.*
If you purchase shares
through an investment
representative, that party
is responsible for
transmitting orders by
close of business and may
have an earlier cut-off
time for purchase and sale
requests. Consult your
investment representative
or institution for specific
information.

  SHAREHOLDER INFORMATION

                         [ICON]



                                PURCHASING AND ADDING TO YOUR SHARES
                                CONTINUED

   INSTRUCTIONS FOR OPENING OR
   ADDING TO AN ACCOUNT

   BY REGULAR MAIL
   Initial Investment:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, bank draft or money order payable to "American Independence Funds Trust."

   3. Mail to: American Independence Funds Trust, P.O. Box 182498, Columbus, OH 43219-2498.

   Subsequent Investments:

   1. Use the investment slip attached to your account statement. Or, if unavailable,

   2. Include the following information on a piece of paper:
      - Fund name
      - Premium Class
      - Amount invested
      - Account name
      - Account number
      Include your account number on your check.

   3. Mail to: American Independence Funds Trust, P.O. Box 182498, Columbus, OH 43219-2498.

   BY OVERNIGHT SERVICE
   See instructions 1-2 above for subsequent investments.
   3. Send to: American Independence Funds,
      c/o BISYS Fund Services,
      Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

   ELECTRONIC PURCHASES
   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. Bank. Your bank or broker may charge for this service.

   Establish electronic purchase option on your account application or call
   (800) 272-2715. Your account can generally be set up for electronic purchases within 15 days.

   Call (888) 266-8787 to arrange a transfer from your bank account.

                                                     ELECTRONIC VS. WIRE
                                                     TRANSFER
                                                     Wire transfers allow
                                                     financial institutions to
                                                     send funds to each other,
                                                     almost instantaneously.
                                                     With an electronic
                                                     purchase or sale, the
                                                     transaction is made
                                                     through the Automated
                                                     Clearing House (ACH) and
                                                     may take up to eight days
                                                     to clear. There is
                                                     generally no fee for ACH
                                                     transactions.

  SHAREHOLDER INFORMATION

                         [ICON]

                                PURCHASING AND ADDING TO YOUR SHARES
                                CONTINUED

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   Please phone the Funds at (800) 272-2715 for instructions on opening an account or purchasing additional shares by wire transfer.

   You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

   AUTOMATIC INVESTMENT PLAN

   You can make automatic investments in the Funds from your bank account. Automatic investments can be as little as $50, once you've invested the $1,000 minimum required to open the account.

   To invest regularly from your bank account:

   Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     - Your bank name, address and account number
     - The amount you wish to invest automatically (minimum $50)
     - When you want to invest (on either the fifth or twentieth day of each month)
     - Attach a voided personal check.

   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Capital gains are distributed at least annually.

   Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.
   -----------------------------------------------------------------------------

  SHAREHOLDER INFORMATION

                         [ICON]



                                SELLING YOUR SHARES
   INSTRUCTIONS FOR SELLING SHARES
   You may sell your shares
   at any time. Your sales
   price will be the next NAV
   after your sell order is
   received by the Fund, its
   transfer agent, or your
   investment representative.
   Your investment
   representative is
   responsible for
   transmitting sell order by
   close of business and may
   have an earlier cut-off
   time for sell requests.
   Normally you will receive
   your proceeds within a
   week after your request is
   received. See section on
   "General Policies on
   Selling Shares" below.
                                   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

                                   As a mutual fund shareholder, you are
                                   technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

   BY TELEPHONE

   (unless you have declined telephone sales privileges)

     1. Call (800) 272-2715 with instructions as to how you wish to receive your funds (mail, wire, and electronic transfer).

   BY MAIL
    1. Call (800) 272-2715 to request redemption forms or write a letter of instruction indicating:
       - your Fund and account number
       - amount you wish to redeem
       - address where your check should be sent
       - account owner signature

    2. Mail to: American Independence Funds, P.O. Box 182498 Columbus, OH 43218-2499

   BY OVERNIGHT SERVICE
     See instruction 1 above.
     2. Send to: American Independence Funds, c/o BISYS Fund Services, Attn:
        T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219

   WIRE TRANSFER
   You must indicate this option on your application.

   Call (800) 272-2715 to request a wire transfer. If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   Note: Your financial institution may charge a separate fee.

  SHAREHOLDER INFORMATION

                         [ICON]

                                SELLING YOUR SHARES
                                CONTINUED
   ELECTRONIC REDEMPTION

   Call (800) 272-2715 to request an electronic redemption.

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   If you call by 4 p.m. Eastern time, the NAV of your shares will be determined on the same day and the proceeds credited within 7 days.

   Your bank may charge for this service.

   SYSTEMATIC WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

   - Make sure you've checked the appropriate box on the Account Application. Or call (800) 272-2715.
   - Include a voided personal check.
   - Your account must have a value of $10,000 or more to start withdrawals.
   - If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

                                GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts (IRAs).

   2. Redemption requests requiring a signature guarantee, which include each of the following.

   - Redemptions over $10,000
   - Your account registration or the name(s) in your account has changed within the last 15 days
   - The check is not being mailed to the address on your account
   - The check is not being made payable to the owner of the account
   - The redemption proceeds are being transferred to another Fund account with a different registration.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, credit union, clearing agency, or savings association.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

  SHAREHOLDER INFORMATION

                         [ICON]

                                GENERAL POLICIES ON SELLING SHARES
                                CONTINUED
   REDEMPTION WITHIN 15 BUSINESS DAYS OF INITIAL INVESTMENT
   When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

   POSTPONEMENT OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   REDEMPTION IN KIND

   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $500 due to redemptions, the Fund may ask you to increase your balance. If it is still below $500 after 30 days from written notice by the Fund to you, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

  SHAREHOLDER INFORMATION

                         [ICON]

                                DISTRIBUTION (12b-1) FEES
   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

   Service Class shares pay a 12b-1 fee of up to 0.25% of the average daily net assets of a Fund. The Distributor has contractually agreed to waive all of the fee at least until March 1, 2004.

   Over time shareholders will pay more than the equivalent of other types of sales charges because the 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

                                SERVICE ORGANIZATION FEES
   Service Organization fees compensate various banks, trust companies, broker-dealers and other financial organizations for administrative services such as maintaining shareholder accounts and records for those investors purchasing shares through these channels. Shareholders may pay a service organization fee of up to 0.25% of the daily net assets of each Fund for services such as record keeping, communication with and education of shareholders, and asset allocation services.

                                DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Dividends on the NestEgg Funds are paid quarterly. Capital gains are distributed at least annually.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   An exchange of shares, like a redemption of shares, is considered a sale, and any related gains may subject to applicable taxes.

   Dividends are taxable as ordinary income. Taxation on capital gains will vary with the length of time the Fund has held the security -- not how long the shareholder has been in the Fund.

   Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year.

   You will be notified in January each year about the federal tax status of distributions made by the Fund, Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.
 34

  SHAREHOLDER INFORMATION

                         [ICON]

                                EXCHANGING YOUR SHARES

   Shares of any NestEgg Fund in
   the Trust may be exchanged for
   shares of the same class in
   any other NestEgg Fund or the
   Money Market Fund in the
   Trust. You must meet the
   minimum investment
   requirements for the Fund into
   which you are exchanging.
   Exchanges from one Fund to
   another are taxable.

   NOTES ON EXCHANGES
   - The registration and tax
     identification numbers of
     the two accounts must be
     identical.

   - The Exchange Privilege may
     be changed or eliminated at
     any time upon a 60-day
     notice to shareholders.

   - No transaction fees are
     charged for exchanges.

   - Effective August 31, 2001,
     to prevent disruption in the
     management of the Funds, due
     to market timing strategies,
     exchange activity may be
     limited to five exchanges
     within a one year period and
     three exchanges in a
     calendar quarter.

   - You can exchange shares for
     shares of the Money Market
     Fund, a series of American
     Independence Funds Trust;
     however, if your exchange
     originated from the Money
     Market Fund, you must pay
     the sales charge when you
     exchange your shares for
     NestEgg Funds' shares. Be
     sure to request and read
     carefully the Money Market
     Fund prospectus before you
     exchange your NestEgg
     shares.
                                            INSTRUCTIONS FOR EXCHANGING SHARES
                                            Exchanges may be made by sending a
                                            written request to American
                                            Independence Funds, P.O. Box 182498,
                                            Columbus OH 43218-2499, or by
                                            calling (800) 272-2715. Please
                                            provide the following information:

                                              - Your name and telephone number

                                              - The exact name on your account
                                                and account number

                                              - Taxpayer identification number
                                                (usually your Social Security
                                                number)

                                              - Dollar value or number of shares
                                                to be exchanged

                                              - The name of the Fund from which
                                                the exchange is to be made

                                              - The name of the Fund into which
                                                the exchange is being made.

                                            See "Selling Your Shares" for
                                            important information about
                                            telephone transactions.

  FINANCIAL HIGHLIGHTS

          [ICON]


   The financial highlights tables are intended to help you understand each Fund's financial performance for the period of its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the NestEgg Funds' Service Class Shares have been audited by KPMG LLP, whose report, along with the Funds' financial statements are included in the NestEgg Funds' Annual Report.



   Prior to October 31, 2002, each Fund operated as a "feeder fund" which invested substantially all of its assets in a corresponding series of the Master Investment Portfolio.




                                   SERVICE SHARES
                                   -----------
                                   NESTEGG 2010 FUND
                                   -----------
                                     PERIOD
                                    ENDED(A)
                                   OCTOBER 31,
                                      2002
                                   -----------
    NET ASSET VALUE, BEGINNING OF
      PERIOD.....................    $  9.77
                                     -------
    INVESTMENT ACTIVITIES:
      Net investment income......       0.10
      Net realized and unrealized
         gains (losses) on
         investments.............      (0.83)
                                     -------
         Total from Investment
           Activities............      (0.73)
                                     -------
    DISTRIBUTIONS:
      Net investment income......      (0.08)
      Net realized gains on
         investment
         transactions............         --
                                     -------
         Total Distributions.....      (0.08)
                                     -------
    NET ASSET VALUE, END OF
      PERIOD (EXCLUDES SALES
      CHARGE)....................    $  8.96
                                     =======
    TOTAL RETURN.................      (7.52%)(c)
    RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period
      (000's)....................    $14,531
    Ratios to average net
      assets:(d)
      Expenses...................       1.27%(e)
      Net investment income......       1.60%(e)
      Expenses(*)................       1.60%(e)
    Portfolio turnover rate(f)...         61%

                                                        SERVICE SHARES
                                   ------------------------------------------------------------
                                                      NESTEGG 2010 FUND
                                   ------------------------------------------------------------
                                       YEAR            YEAR            YEAR           PERIOD
                                      ENDED           ENDED           ENDED          ENDED(B)
                                   FEBRUARY 28,    FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,
                                       2002            2001            2000            1999
                                   ------------    ------------    ------------    ------------
    NET ASSET VALUE, BEGINNING OF
      PERIOD.....................    $ 10.14         $ 10.37         $  9.92          $10.00
                                     -------         -------         -------          ------
    INVESTMENT ACTIVITIES:
      Net investment income......       0.21            0.28            0.21            0.03
      Net realized and unrealized
         gains (losses) on
         investments.............      (0.37)          (0.14)           0.50           (0.11)
                                     -------         -------         -------          ------
         Total from Investment
           Activities............      (0.16)           0.14            0.71           (0.08)
                                     -------         -------         -------          ------
    DISTRIBUTIONS:
      Net investment income......      (0.21)          (0.28)          (0.24)             --
      Net realized gains on
         investment
         transactions............         --           (0.09)          (0.02)             --
                                     -------         -------         -------          ------
         Total Distributions.....      (0.21)          (0.37)          (0.26)             --
                                     -------         -------         -------          ------
    NET ASSET VALUE, END OF
      PERIOD (EXCLUDES SALES
      CHARGE)....................    $  9.77         $ 10.14         $ 10.37          $ 9.92
                                     =======         =======         =======          ======
    TOTAL RETURN.................      (1.60%)          1.39%           7.24%          (0.80%)(c)
    RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period
      (000's)....................    $16,503         $14,505         $13,671          $2,729
    Ratios to average net
      assets:(d)
      Expenses...................       1.33%           1.44%           1.50%           1.29%(e)
      Net investment income......       2.14%           2.60%           2.27%           2.46%(e)
      Expenses(*)................       1.58%           1.76%           2.94%           8.26%(e)
    Portfolio turnover rate(f)...         86%             54%             49%             38%


   ------------------


    * During the period certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.



   ** The amount is less than $0.005.



   (a) The Funds changed their fiscal year end from February 28 to October 31.



   (b) Period from January 4, 1999 (commencement of operations).



   (c) Not annualized.



   (d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the corresponding Master Portfolios.



   (e) Annualized.



   (f) Represents annualized portfolio turnover rate of corresponding Master Portfolio.

  FINANCIAL HIGHLIGHTS


          [ICON]





                                                                     SERVICE SHARES
                                        -------------------------------------------------------------------------
                                                                    NESTEGG 2020 FUND
                                        -------------------------------------------------------------------------
                                           PERIOD           YEAR           YEAR           YEAR          PERIOD
                                          ENDED(A)         ENDED          ENDED          ENDED         ENDED(B)
                                        OCTOBER 31,     FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,
                                            2002            2002           2001           2000           1999
                                        ------------    ------------   ------------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF
      PERIOD..........................    $   9.36        $ 10.07        $ 10.76        $  9.93         $10.00
                                          --------        -------        -------        -------         ------
    INVESTMENT ACTIVITIES:
      Net investment income...........        0.07           0.13           0.18           0.07(f)        0.01(c)
      Net realized and unrealized
         gains (losses) on
         investments..................       (1.12)         (0.71)         (0.58)          0.94          (0.08)
                                          --------        -------        -------        -------         ------
         Total from Investment
           Activities.................       (1.05)         (0.58)         (0.40)          1.01          (0.07)
                                          --------        -------        -------        -------         ------
    DISTRIBUTIONS:
      Net investment income...........       (0.06)         (0.13)         (0.18)         (0.13)            --
      In excess of net investment
         income.......................          --             --             --**           --             --
      Net realized gains on investment
         transactions.................          --             --          (0.07)         (0.05)            --
      In excess of net realized gains
         on investment transactions...          --             --          (0.04)            --             --
                                          --------        -------        -------        -------         ------
         Total Distributions..........       (0.06)         (0.13)         (0.29)         (0.18)            --
                                          --------        -------        -------        -------         ------
    NET ASSET VALUE, END OF PERIOD....    $   8.25        $  9.36        $ 10.08        $ 10.76         $ 9.93
                                          ========        =======        =======        =======         ======
    TOTAL RETURN (EXCLUDES SALES
      CHARGE).........................      (11.29%)(b)     (5.78%)        (3.78%)        10.20%         (0.70%)(d)
    RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period
      (000's).........................    $ 21,987        $23,749        $23,513        $18,830         $7,149
    Ratios to average net assets:(e)
      Expenses........................        1.25%(f)       1.23%          1.34%          1.50%          1.69%(f)
      Net investment income...........        1.25%(f)       1.40%          1.60%          1.30%          0.81%(f)
      Expenses(*).....................        1.64%(f)       1.48%          1.59%          3.47%          5.69%(f)
    Portfolio turnover rate(g)........          51%            86%            39%            43%            36%


   ------------------


    * During the period certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.



   ** The amount is less than $0.005.



   (a) The Funds changed their fiscal year end from February 28 to October 31.



   (b) Period from January 4, 1999 (commencement of operations).



   (c) Per share net investment income has been calculated using the daily average share method.



   (d) Not annualized.



   (e) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the corresponding Master Portfolios.



   (f) Annualized.



   (g) Represents annualized portfolio turnover rate of corresponding Master Portfolio.

  FINANCIAL HIGHLIGHTS

          [ICON]





                                                                     SERVICE SHARES
                                        -------------------------------------------------------------------------
                                                                    NESTEGG 2030 FUND
                                        -------------------------------------------------------------------------
                                           PERIOD           YEAR           YEAR           YEAR          PERIOD
                                          ENDED(A)         ENDED          ENDED          ENDED         ENDED(B)
                                        OCTOBER 31,     FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,
                                            2002            2002           2001           2000           1999
                                        ------------    ------------   ------------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF
      PERIOD..........................    $  9.17         $ 10.18        $ 11.02        $  9.92         $10.00
                                          -------         -------        -------        -------         ------
    INVESTMENT ACTIVITIES:
      Net investment income...........       0.05            0.08           0.09           0.07             --**
      Net realized and unrealized
         gains (losses) on
         investments..................      (1.35)          (0.97)         (0.79)          1.14          (0.08)
                                          -------         -------        -------        -------         ------
         Total from Investment
           Activities.................      (1.30)          (0.89)         (0.70)          1.21          (0.08)
                                          -------         -------        -------        -------         ------
    DISTRIBUTIONS:
      Net investment income...........      (0.03)          (0.08)         (0.09)         (0.06)            --
      Net realized gains on investment
         transactions.................         --           (0.04)         (0.04)         (0.05)            --
      In excess of net realized gains
         on investment transactions...         --              --          (0.01)            --             --
                                          -------         -------        -------        -------         ------
         Total Distributions..........      (0.03)          (0.12)         (0.14)         (0.11)            --
                                          -------         -------        -------        -------         ------
    NET ASSET VALUE, END OF PERIOD....    $  7.84         $  9.17        $ 10.18        $ 11.02         $ 9.92
                                          =======         =======        =======        =======         ======
    TOTAL RETURN (EXCLUDES SALES
      CHARGE).........................     (14.04%)(c)      (8.74%)        (6.42%)        12.28%         (0.80%)(c)
    RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period
      (000's).........................    $10,476         $11,304        $10,896        $ 7,371         $1,198
    Ratios to average net assets:(d)
      Expenses........................       1.27%(e)        1.36%          1.49%          1.49%          1.50%(e)
      Net investment income...........       0.91%(e)        0.80%          0.79%          0.72%          0.40%(e)
      Expenses(*).....................       1.67%(e)        1.68%          1.91%          2.48%         17.19%(e)
    Portfolio turnover rate(f)........         51%             53%            27%            26%            19%


   ------------------


    * During the period certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.



   ** The amount is less than $0.005.



   (a) The Funds changed their fiscal year end from February 28 to October 31.



   (b) Period from January 4, 1999 (commencement of operations).



   (c) Not annualized.



   (d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the corresponding Master Portfolios.



   (e) Annualized.



   (f) Represents annualized portfolio turnover rate of corresponding Master Portfolio.

  FINANCIAL HIGHLIGHTS

          [ICON]





                                                                   SERVICE SHARES
                                      ------------------------------------------------------------------------
                                                                 NESTEGG 2040 FUND
                                      ------------------------------------------------------------------------
                                        PERIOD           YEAR       FISCAL YEAR       PERIOD         PERIOD
                                       ENDED(A)         ENDED          ENDED          ENDED         ENDED(B)
                                      OCTOBER 31,    FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,
                                         2002            2002           2001           2000           1999
                                      -----------    ------------   ------------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF
      PERIOD........................    $  8.86        $ 10.03        $ 11.42         $ 9.95         $10.00
                                        -------        -------        -------         ------         ------
    INVESTMENT ACTIVITIES:
      Net investment loss...........       0.03           0.02             --**           --**        (0.01)
      Net realized and unrealized
         gains (losses) on
         investments................      (1.51)         (1.16)         (1.27)          1.52          (0.04)
                                        -------        -------        -------         ------         ------
         Total from Investment
           Activities...............      (1.48)         (1.14)         (1.27)          1.52          (0.05)
                                        -------        -------        -------         ------         ------
    DISTRIBUTIONS:
      Net investment income.........         --**        (0.03)         (0.01)         (0.01)            --
      Net realized gains on
         investment transactions....         --             --**        (0.09)         (0.04)            --
      In excess of net realized
         gains on investment
         transactions...............         --             --          (0.02)            --             --
                                        -------        -------        -------         ------         ------
         Total Distributions........         --          (0.03)         (0.12)         (0.05)            --
                                        -------        -------        -------         ------         ------
    NET ASSET VALUE, END OF
      PERIOD........................    $  7.38        $  8.86        $ 10.03         $11.42         $ 9.95
                                        =======        =======        =======         ======         ======
    TOTAL RETURN (EXCLUDES SALES
      CHARGE).......................     (16.53%)(c)    (11.37%)       (11.22%)        15.36%         (0.05%)(c)
    RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period
      (000's).......................    $ 9,159        $10,112        $10,250         $8,028         $  876
    Ratios to average net assets:(d)
      Expenses......................       1.27%(e)       1.37%          1.46%          1.48%          1.50%(e)
      Net investment loss...........       0.63%(e)       0.18%         (0.01%)        (0.05%)        (0.51%)(e)
      Expenses(*)...................       1.69%(e)       1.72%          1.86%          2.32%         14.00%(e)
    Portfolio turnover rate(e)......         42%            15%            20%            29%            19%


   ------------------


    During the period certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.



   ** The amount is less than $0.005.



   (a) The Funds changed their fiscal year end from February 28 to October 31.



   (b) Period from January 4, 1999 (commencement of operations).



   (c) Not annualized.



   (d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the corresponding Master Portfolios.



   (e) Annualized.



   (f) Represents annualized portfolio turnover rate of corresponding Master Portfolio.

  FINANCIAL HIGHLIGHTS

          [ICON]





                                                                           SERVICE SHARES
                                               -----------------------------------------------------------------------
                                                                  NESTEGG CAPITAL PRESERVATION FUND
                                               -----------------------------------------------------------------------
                                                 PERIOD          YEAR           YEAR           YEAR          PERIOD
                                                ENDED(A)        ENDED          ENDED          ENDED         ENDED(B)
                                               OCTOBER 31,   FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,
                                                  2002           2002           2001           2000           1999
                                               -----------   ------------   ------------   ------------   ------------
    NET ASSET VALUE, BEGINNING OF PERIOD.....    $ 9.84         $ 9.96         $ 9.95         $ 9.89         $10.00
                                                 ------         ------         ------         ------         ------
    INVESTMENT ACTIVITIES:
      Net investment income..................      0.14           0.26           0.36           0.31           0.03
      Net realized and unrealized gains
         (losses) on investments.............     (0.40)         (0.08)          0.18           0.09          (0.14)
                                                 ------         ------         ------         ------         ------
         Total from Investment Activities....     (0.27)          0.18           0.54           0.40          (0.11)
                                                 ------         ------         ------         ------         ------
    DISTRIBUTIONS:
      Net investment income..................     (0.10)         (0.28)         (0.35)         (0.34)            --
      Net realized gains on investment
         transactions........................     (0.01)         (0.02)         (0.18)            --             --
      Tax return of capital..................        --             --             --             --**           --
                                                 ------         ------         ------         ------         ------
         Total Distributions.................     (0.11)         (0.30)         (0.53)         (0.34)            --
                                                 ------         ------         ------         ------         ------
    NET ASSET VALUE, END OF PERIOD (EXCLUDES
      SALES CHARGE)..........................    $ 9.47         $ 9.84         $ 9.96         $ 9.95         $ 9.89
                                                 ======         ======         ======         ======         ======
    TOTAL RETURN.............................     (2.63%)(c)      1.79%          5.51%          4.19%         (1.10%)(c)
    RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of period (000's)........    $5,366         $5,595         $5,074         $5,876         $1,316
    Ratios to average net assets:(d)
      Expenses...............................      1.24%(e)       1.36%          1.50%          1.49%          1.50%(e)
      Net investment income..................      2.18%(e)       2.61%          3.45%          3.12%          2.68%(e)
      Expenses(*)............................      1.84%(e)       1.67%          2.12%          3.16%         12.20%(e)
    Portfolio turnover rate(f)...............        49%           116%            58%            55%            66%


   ------------------


    * During the period certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.



   ** The amount is less than $0.005.



   (a) The Funds changed their fiscal year end from February 28 to October 31.



   (b) Period from January 4, 1999 (commencement of operations).



   (c) Not annualized.



   (d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the corresponding Master Portfolios.



   (e) Annualized.



   (f) Represents annualized portfolio turnover rate of corresponding Master Portfolio.

  AMERICAN INDEPENDENCE FUNDS


                                               AMERICAN INDEPENDENCE FUNDS
                                               NOTICE OF PRIVACY POLICY &
                                               PRACTICES

   American Independence Funds recognizes and respects the privacy concerns and expectations of our customers(1).

   We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with American Independence Funds.

    COLLECTION OF CUSTOMER            We collect nonpublic personal information about our customers from the
      INFORMATION                     following sources:
                                      -  Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;
                                      -  Account History, including information about the transactions and balances in a customer's accounts; and
                                      -  Correspondence, written, telephonic or electronic between a customer and
                                         American Independence Funds or service providers to American
                                         Independence Funds.
    DISCLOSURE OF CUSTOMER            We may disclose all of the information described above to certain third
      INFORMATION                     parties who are not affiliated with American Independence Funds under one or more of these circumstances:
                                      -  As Authorized -- if you request or authorize the disclosure of the information.
                                      -  As Permitted by Law -- for example, sharing information with companies who maintain or service customer accounts for the American Independence
                                         Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.
                                      -  Under Joint Agreements -- we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.
    SECURITY OF CUSTOMER              We require service providers to the American Independence Funds:
      INFORMATION                     -  to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the American
                                         Independence Funds; and
                                      -  to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non public personal information of customers of the American Independence Funds.

   We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of American Independence Funds.

   ---------------

   (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to American Independence Funds, but do not invest in American Independence Funds shares.

                        This is not part of the Prospectus.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS:

The Funds' annual and semi-annual reports to shareholders, when available, contain additional information on each Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                            AMERICAN INDEPENDENCE FUNDS
                            TRUST --
                            NESTEGG FUNDS
                            3435 STELZER ROAD
                            COLUMBUS, OHIO 43219
                            TELEPHONE: (800) 272-2715

You can review and copy the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

- For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, (for information on the operation of the Public Reference Room call the Commission at 1-202-942-8090), or by electronic request to the following e-mail address: publicinfo@sec.gov.

- Free from the Commission's Website at www.sec.gov.

Investment Company Act file no. 811-7505.

                      AMERICAN INDEPENDENCE FUNDS TRUST
                   3435 STELZER ROAD, COLUMBUS, OHIO 43219
               GENERAL AND ACCOUNT INFORMATION: (888) 266-8787

            INTRUST FINANCIAL SERVICES, INC. - INVESTMENT ADVISER
                         ("INTRUST" OR THE "ADVISER")

                             BISYS FUND SERVICES
                        ADMINISTRATOR AND DISTRIBUTOR
            ("BISYS" OR THE "ADMINISTRATOR" OR THE "DISTRIBUTOR")


                     STATEMENT OF ADDITIONAL INFORMATION
                               [PREMIUM CLASS]
                               [SERVICE CLASS]


                              NestEgg 2010 Fund
                              NestEgg 2020 Fund
                              NestEgg 2030 Fund
                              NestEgg 2040 Fund
                      [NESTEGG CAPITAL PRESERVATION FUND
                        (FORMERLY NESTEGG 2000 FUND)]

         This Statement of Additional Information (the "SAI") describes five NestEgg Funds (each a "Fund", collectively the "NestEgg Funds") offered by American Independence Funds Trust (the "Trust"). The Trust is a registered open[-]end investment company that currently offers eleven series.


         INTRUST Financial Services, Inc. ("INTRUST") serves as investment adviser (the "Adviser") to the Funds.


         Each Fund constitutes a separate investment portfolio with distinct investment objectives and policies. Shares of the Funds are sold to the public by BISYS, as Distributor to the Funds, as an investment vehicle for individuals, institutions, corporations and fiduciaries, including customers of INTRUST or its affiliates.


         This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by a prospectus for the Funds dated January [31], 2003 (the "Prospectus"). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Financial Statements included in the NestEgg Funds' Annual Report dated October 31, 2002 is incorporated by reference to this SAI. The Prospectus and Annual Report may be obtained without charge by writing the Funds at the address above or calling 1-888-266-8787.




January [31], 2003

                              TABLE OF CONTENTS


                                                                        PAGE


DESCRIPTIONS OF THE FUNDS AND THEIR INVESTMENTS AND RISKS..........     3

PORTFOLIO SECURITIES...............................................     [6]

RISK CONSIDERATIONS................................................     [15]

MANAGEMENT ........................................................     [16]

ADMINISTRATION AND FUND ACCOUNTING SERVICES........................     [22]

EXPENSES ..........................................................     [24]

DETERMINATION OF NET ASSET VALUE ..................................     [24]

PORTFOLIO TRANSACTIONS ............................................     [24]

TAXATION ..........................................................     [25]

OTHER INFORMATION .................................................     [29]


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                        IMPORTANT: CHANGE IN STRUCTURE


On October 28, 2002, shareholders of the Funds approved a conversion from the "master-fund" structure to a "fund of funds" structure. In connection with this approval, the Funds withdrew all of their assets from the Master Portfolios, each separate portfolio of the Master Investment Portfolio ("MIP"), and invested such assets in accordance with the "fund of funds" structure set forth in the Prospectus. In addition, certain other changes occurred as a result of the conversion, including: (1) retention of a new sub-investment adviser, La Jolla Economics, for the Funds; (2) retention of INTRUST Bank as Custodian of the Funds; (3) retention of BISYS Fund Services Ohio Inc as Fund Accounting Agent for the Funds; and (4) change in the fiscal and tax year end to October 31 to coincide with the tax and fiscal year end of other series of the Trust. Accordingly, the disclosures in this SAI have been revised to reflect such changes.


           DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

         INVESTMENT OBJECTIVES. The Funds consist of five asset allocation funds, each of which is a diversified fund. The Prospectus for the Funds discusses the investment objectives and strategies for each Fund and explains how each allocates its assets among the different types of underlying mutual funds (the "Underlying Funds") that each Fund may invest in. Each Fund is a "fund of funds," which means that each Fund invests in other mutual funds, primarily passively-managed index funds. Typically, the underlying index fund's investment objective is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of a specified securities index. Underlying Funds invest in stocks, bonds and other securities and reflect varying amounts of potential investment risk and reward. Periodically, each Fund will adjust its asset allocation to maximize assets consistent with the quantitatively measured risk such investors, on average, may be willing to accept given their investment time horizons.

         As with all mutual funds, there can be no assurance that the investment objective of each Fund will be achieved. Each Fund's investment objective may be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of such Fund's outstanding voting shares.

         INVESTMENT POLICIES. The Funds invest in Underlying Funds which in turn invest in a wide range of U.S. and foreign equity and debt securities and money market instruments. Each Fund is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year stated in the title of the Fund in which they invest (e.g., investors in the NestEgg Capital Preservation Fund plan to retire before the year 2010). As each target date approaches, each Fund will invest more conservatively, so that over time, stock investments are reduced and bond and money market investments are increased.

         The NestEgg Funds contain both "strategic" and "tactical" components, with the strategic component weighted more heavily than the tactical component. The strategic component of the Funds evaluates the risk that investors, on average, may be willing to accept given their investment time horizons. The strategic component thus determines the changing investment risk level of each NestEgg Fund as time passes. The tactical component addresses short-term market conditions. The tactical component thus adjusts the amount of investment risk taken by eachFund without regard to time horizon, but rather in consideration of the relative risk-adjusted short-term attractiveness of various asset classes. The Funds may invest in Underlying Funds covering a wide range of U.S. and foreign investments and market sectors and may shift their allocations among investments and sectors from time to time. To manage the NestEgg Funds, INTRUST employs La Jolla Economics to provide extensive financial and economic data, including risk correlation and expected return statistics with respect to domestic and international equity markets. INTRUST uses this information to allocate the Funds' investments among Underlying Funds representing equity securities, debt securities and money market instruments.

         EQUITY SECURITIES. The Funds may seek U.S. equity market exposure through investment in Underlying Funds which in invest in securities representative of the following indices of common stocks:

       - The Standard and Poors ("S&P")/BARRA 500 Stock Index (consisting of primarily large-capitalization U.S> stocks). Included within this index is the following:


       - The Standard and Poors ("S&P")/BARRA Value Stock Index (consisting of primarily large-capitalization U.S. stocks with lower-than-average price/book ratios).

       - The S&P/BARRA Growth Stock Index (consisting of primarily large-capitalization U.S. stocks with higher-than-average price/book ratios).







     [] The Russell 2000 Stock Index (consisting of primarily small-capitalization U.S. Stocks)


         The Funds seek foreign equity market exposure through investment in Underlying Funds which invest in foreign equity securities, American Depositary Receipts, Global Depository Receipts or European Depositary Receipts of issuers whose securities are representative of the following indices of foreign equity securities:

     - The Morgan Stanley Capital International (MSCI) Japan Index (consisting of primarily large-capitalization Japanese stocks).

     - The Morgan Stanley Capital International Europe, Australasia, Far East(R) Index (MSCI EAFE(R)) Ex-Japan Index (consisting of primarily large-capitalization foreign stocks, excluding Japanese stocks).

         The Funds also may seek U.S. and foreign equity market exposure through investment in Underlying Funds which invest in equity securities of U.S. and foreign issuers that are included in other indices.

         DEBT SECURITIES. The Funds may seek U.S. debt market exposure through investment [IN] Underlying Funds which invest in securities representative of the following indices of U.S. debt securities:

     - The Lehman Brothers Aggregate Bond Index (consisting of all U.S. investment-grade corporate bonds)

     - The Lehman Brothers Long-Term Government Bond Index (consisting of all U.S. Government bonds with maturities of at least ten years).

     - The Lehman Brothers Intermediate-Term Government Bond Index (consisting of all U.S. Government bonds with maturities of less than ten years and greater than one year).

     - The Lehman Brothers Long-Term Corporate Bond Index (consisting of all U.S. investment-grade corporate bonds with maturities of at least ten years).

     - The Lehman Brothers Intermediate-Term Corporate Bond Index (consisting of all U.S. investment-grade corporate bonds with maturities of less than ten years and greater than one year).

     - The Lehman Brothers Mortgage-Backed Securities Index (consisting of all fixed-coupon mortgage pass-throughs issued by the Federal National Mortgage Association, Government National Mortgage Association and Federal Home Loan Mortgage Corporation with maturities greater than one year).

         MONEY MARKET FUNDS. Each Fund may invest in Underlying Funds which in turn invest in high-quality money market instruments, including U.S. Government obligations, obligations of domestic and foreign banks, short-term corporate debt instruments and repurchase agreements.

         INVESTMENT RESTRICTIONS. Each Fund has adopted investment policies which may be fundamental or non-fundamental. Fundamental policies cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the outstanding voting securities of such Fund, as the case may be.

         Non-fundamental policies may be changed without shareholder approval by vote of a majority of the Trustees of the Trust, as the case may be, at any time.

         FUNDAMENTAL INVESTMENT RESTRICTIONS. Each Fund is subject to the following investment restrictions, all of which are fundamental policies.

         Each Fund may not:

         (1) purchase the securities of any single issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's cash or cash items, investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.

         (2) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

         (3) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

         (4) borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder.

         (5) make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

         (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;.

         (7) purchase the securities of issuers conducting their principal business activity in the same industry, if immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. Government securities.

              With respect to paragraph 4, the 1940 Act currently allows a Fund to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. With respect to paragraph 5, the 1940 Act and regulatory interpretations currently limit the percentage of a Fund's securities that may be loaned to one-third of the value of its total assets.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. Each of the Funds are subject to the following non-fundamental policies.

         As a matter of non-fundamental policy:

         (1) The Funds may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, a Fund's investment in such securities currently is limited in that, immediately after such purchase not more than 3% of the total voting stock of such issuer is owned by the Fund. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a Fund.

         (2) Each Fund may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

         (3) Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of a Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year. Currently, the Funds do not invest in individual securities.

         (4) purchase securities on margin, but each Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

                             PORTFOLIO SECURITIES

         THE FUNDS' UNDERLYING FUNDS MAY PARTICIPATE IN THE FOLLOWING PERMITTED INVESTMENT ACTIVITIES AS INDICATED:


         U.S. GOVERNMENT OBLIGATIONS. The Underlying [FUNDS] may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.


         SECURITIES OF NON-U.S. ISSUERS. The Underlying Funds may invest in certain securities of non-U.S. issuers as discussed below.


         OBLIGATIONS OF FOREIGN GOVERNMENTS, SUPRANATIONAL ENTITIES AND BANKS. The Underlying Funds may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Underlying Fund's [INVESTMENT] adviser to be of comparable quality to the other obligations in which such Underlying Fund may invest. The Underlying Funds may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of each [UNDERLYING FUND'S] assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.


         The Underlying Funds may invest a portion of its total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

         FOREIGN EQUITY SECURITIES AND DEPOSITARY RECEIPTS. The Underlying Funds may invest in equity securities of foreign issuers and American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") of such issuers.

         ADRs, EDRs and GDRs may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of underlying foreign securities, EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally,

ADRs in registered form are designed for use in the United States securities markets and EDRs, CDRs and GDRs in bearer form are designed for use in Europe. An Underlying Fund may invest in ADRs, EDRs and CDRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

         MORTGAGE-BACKED SECURITIES. The Underlying Funds may invest in mortgage-backed securities ("MBSs"), which are securities representing interests in a pool of loans secured by mortgages. The resulting cash flow from these mortgages is used to pay principal and interest on the securities. MBSs are assembled for sale to investors generally by various government-sponsored enterprises such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") or are guaranteed by such governmental agencies as the Government National Mortgage Association ("GNMA"). Regardless of the type of guarantee, all MBSs are subject to interest rate risk (i.e., exposure to loss due to changes in interest rates) and prepayment risk. Prepayment risk is the risk to the Underlying Funds that, as interest rates fall, homeowners will refinance existing mortgages, causing mortgage-backed securities to have reduced yields.

         GNMA MBSs include GNMA Mortgage Pass-through Certificates (also known as "Ginnie Maes") which are guaranteed as to the full and timely payment of principal and interest by GNMA and such guarantee is backed by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development and, as such, Ginnie Maes are backed by the full faith and credit of the federal government. In contrast, MBSs issued by FNMA include FNMA Guaranteed Mortgage Pass-through Certificates ("Fannie Maes") which are solely the obligations of FNMA and are neither backed by nor entitled to the full faith and credit of the federal government). FNMA is a government-sponsored enterprise which is also a private corporation whose stock trades on the NYSE. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. MBSs issued by FHLMC include FHLMC Mortgage Participation Certificates ("Freddie Macs" or "PCs"). FHLMC is a government-sponsored enterprise whose MBSs are solely obligations of FHLMC. Therefore, Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. FHLMC guarantees timely payment of interest, but only ultimate payment of principal due under the obligations it issues. FHLMC may, under certain circumstances, remit the guaranteed payment of principal at any time after default on an underlying mortgage, but in no event later than one year after the guarantee becomes payable.


         FUTURES CONTRACTS AND OPTIONS TRANSACTIONS. The Funds may use futures contracts as a hedge against the effects of interest rate changes or changes in the market value of the stocks comprising the index in which such Fund or Underlying Fund invests. The Funds do not expect to engage in these transactions at this time or in the near future. A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. An Index Futures Contract provides for the delivery, at a designated date, time and place of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the contract is originally struck, no physical delivery of the securities comprising the index is made. Options on Futures contracts are similar to options on securities or currencies except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Futures contracts and options are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are subject to market risk (i.e., exposure to adverse price changes). At the time it enters into a futures transaction, a Fund or Underlying Fund is required to make a performance deposit (initial margin) of cash or liquid securities in a segregated account in the name of the futures broker. Subsequent payments of "variation margin" are then made on a daily basis, depending on the value of the futures position which is continually "marked to market."


         A Fund may engage only in futures contract transactions involving (i) the sale of a futures contract (i.e., short positions) to hedge the value of securities held by such Fund; (ii) the purchase of a futures contract when such Fund hold a short position having the same delivery month (i.e., a long position offsetting a short position); or (iii) the purchase of a futures contract to permit theFund to, in effect, participate in the market for the designated securities underlying the futures contract without actually owning such designated securities. When a Fund purchases a futures contracts, it will create a segregated account consisting of cash or other liquid assets in an amount equal to the total market value of such futures contract, less the amount of initial margin for the contract.


         If a Fund enters into a short position in a futures contract as a hedge against anticipated adverse market movements and the market then rises, the increase in the value of the hedged securities will be offset, in whole or in part, by a loss on the futures contract. If instead a Fund purchases a futures contract as a substitute for investing in the designated underlying securities, a [FUND] experiences gains or losses that correspond generally to gains or losses in the underlying securities. The latter type of futures contract transactions permits a Fund to experience the results of being fully invested in a particular asset class, while maintaining the liquidity needed to manage cash flows into or out of the Fund (e.g., from purchases and redemptions of Fund shares). Under normal market conditions, futures contract positions may be closed out on a daily basis. The Funds expect to apply a portion of their cash or cash equivalents maintained for liquidity needs to such activities.



         Transactions by a Fund in futures contracts involve certain risks. One risk in employing futures contracts as a hedge against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in the Underlying Fund's investment portfolio. Similarly, in employing futures contracts as a substitute for purchasing the designated underlying securities, there is a risk that the performance of the futures contract may correlate imperfectly with the performance of the direct investments for which the futures contract is a substitute. In addition, commodity exchanges generally limit the amount of fluctuation permitted in futures contract prices during a single trading day, and the existence of such limits may prevent the prompt liquidation of futures positions in certain cases. Limits on price fluctuations are designed to stabilize prices for the benefit of market participants; however, there could be cases where the Fund or Underlying Fund could incur a larger loss due to the delay in trading than it would have if no limit rules had been in effect.


         In order to comply with undertakings made by the Fund pursuant to Commodity Futures Trading Commission ("CFTC") Regulation 4.5, the Funds will use futures and option contracts solely for bona fide hedging purposes within the meaning and intent of CFTC Reg. 1.3(z); provided, however, that in addition, with respect to positions in commodity futures or commodity option contracts which do not come within the meaning and intent of CFTC Reg. 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed five percent of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such contract it has entered into; and provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount as defined in CFTC Reg. 190.01(x) may be excluded in computing such five percent.


         STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES. Each Fund may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when a Fund decides to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.


         Options on stock indices are similar to options on stock except that
(a) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount depends upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of case received is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiplier. The writer of the option is obligated in return for the premium received, to make delivery of this amount. The writer may offset a position in stock index options prior to expiration by entering into a closing transaction on an exchange or the writer may let the option expire unexercised.

     EXCHANGE-TRADED FUNDS. The Funds may purchase shares of exchange-traded funds ("ETFs"). Typically, a Fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Fund. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. Most ETFs are investment companies. Therefore, a Fund's purchases of ETF shares generally are subject to the limitations described under the heading "Investment Company Securities" below.

     An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the stocks owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

         INTEREST-RATE FUTURES CONTRACTS AND OPTIONS ON INTEREST-RATE FUTURES CONTRACTS. The Underlying Funds may invest in interest-rate futures contracts and options on interest-rate futures contracts as a substitute for a comparable market position in the underlying securities. The Underlying Fund may also sell options on interest-rate futures contracts as part of closing purchase transactions to terminate their options positions. No assurance can be given that such closing transactions can be effected or the degree of correlation between price movements in the options on interest rate futures and price movements in the Underlying Fund's securities which are the subject of the transaction.

         INTEREST RATE AND INDEX SWAPS. Each Fund or Underlying Fund may enter into interest rate and index swaps in pursuit of its investment objectives. Interest-rate swaps involve the exchange by a Fund or Underlying Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments on fixed-rate payments). Index swaps involve the exchange by a Fund or Underlying Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. A Fund or Underlying Fund will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with a Fund or Underlying Fund receiving or paying, as the case may be, only the net amount of the two payments. If a Fund or Underlying Fund enters into a swap, it will maintain cash or liquid securities in a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, a Fund or Underlying Fund will have contractual remedies pursuant to the agreements related to the transaction.

         The use of interest-rate and index swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by a Fund or Underlying Fund. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund or Underlying Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case {a Master Portfolio} [AN UNDERLYING FUND] may not receive net amount of payments that a Fund or Underlying Fund contractually is entitled to receive.


         FOREIGN CURRENCY AND FUTURES TRANSACTIONS. Foreign currency transactions may occur on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market or on a forward basis. A forward currency exchange contract involves an obligation to purchase or sell a specific currency at a set price on a future date which must be more than two days from the date of the contract. The forward foreign currency market offers less protection against default than is available when trading currencies on an exchange, since a forward currency contract is not guaranteed by an exchange or clearinghouse. Therefore, a default on a forward currency contract would deprive [AN UNDERLYING FUND] of unrealized profits or force such Underlying Fund to cover its commitments for purchase or resale, if any, at the current market price.

         The Underlying Funds may combine forward currency exchange contracts with investments in securities denominated in other currencies.

         The Underlying Funds also may maintain short positions in forward currency exchange transactions, which would involve the Underlying Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency such Underlying Fund contracted to receive in the exchange.

         Unlike trading on domestic futures exchanges, trading on foreign futures exchanges is not regulated by the CFTC and generally is subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that an Underlying Fund might realize in trading could be eliminated by adverse changes in the exchange rate; adverse exchange rate changes also could cause an Underlying Fund to incur losses. Transactions on foreign exchanges may include both futures contracts which are traded on domestic exchanges and those which are not. Such transactions may also be subject to withholding and other taxes imposed by foreign governments. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or by the failure to intervene, or by currency controls or political developments in the United States or abroad. The Underlying Funds may engage in foreign currency transactions to maintain the same foreign currency exposure as the relevant foreign securities index through which the Underlying funds seek foreign equity market exposure, but not as part of a defensive strategy to protect against fluctuations in exchange rates. If an Underlying fund enters into a foreign currency transaction or forward contract, such Underlying Fund deposits, if required by applicable regulations, with the Underlying Fund's custodian cash or high-grade debt securities in a segregated account of the Underlying Fund in an amount at least equal to the value of the Underlying Fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional cash or securities is placed in the account so that the value of the account equals the amount of the Underlying Fund's commitment with respect to the contract.

         At or before the maturity of a forward contract, an Underlying Fund may either sell a portfolio security and make delivery of the currency, or may retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which such Underlying Fund obtains, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, such Underlying Fund, at the time of execution of the offsetting transaction, incurs a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the Underlying Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Underlying Fund realizes a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Underlying Fund suffers a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

         The cost to an Underlying Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange usually are conducted on a principal basis, no fees or commissions are involved. The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. If a devaluation generally is anticipated, the Underlying Fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

         The purchase of options on currency futures allows a Underlying Fund, for the price of the premium it must pay for the option, to decide whether or not to buy (in the case of a call option) or to sell (in the case of a put option) a futures contract at a specified price at any time during the period before the option expires.

         FUTURE DEVELOPMENTS. Each Fund or Underlying Fund may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by such Fund or Underlying Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for the Fund or Underlying Fund. Before entering into such transactions or making any such investment, a Fund would provide appropriate disclosure in its prospectus or this SAI.


         INVESTMENT COMPANY SECURITIES. Each Fund may invest in securities issued by other investment companies. Under the 1940 Act, a [FUND'S] investment in such securities currently is limited, in accordance with the following certain exceptions (i) immediately after such purchase not more than 3% of the total voting stock of such issuer is owned by the Fund, and (ii) the Fund's offering price does not involve a sales load of more than 1.5%. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. The Fund may also purchase shares of exchange listed closed-end funds. Each investment company will be a registered investment company and will operate subject to a variety of regulatory constraints. While such regulation does not guarantee the investment success of an investment company, or assure that it will not suffer investment losses, the Adviser believes that such investment companies provide a sound foundation upon which to base an investment portfolio.


         About Index Funds. The underlying index funds are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, each underlying index fund, utilizing essentially a "passive" or "indexing" investment approach, seeks to replicate, before each such index fund's expenses (which can be expected to reduce the total return of that fund), the total return of its respective index. The investment performance of each index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, and any incremental operating costs (e.g., transfer agency, accounting) that will be borne by the index funds. Since each index fund seeks to replicate the total return of its target index, the investment adviser of the index fund generally will not attempt to judge the merits of any particular security as an investment. Under normal circumstances, it is anticipated that an underlying index fund's total return over periods of one year and longer will approximate, but not match, the total return of the applicable indices.

         ILLIQUID SECURITIES. Each Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating and variable-rate demand obligations as to which the Fund cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.



         SHORT-TERM INSTRUMENTS AND TEMPORARY INVESTMENTS. Each Fund may invest in the following high-quality money market instruments on an ongoing basis to provide liquidity, for temporary purposes when there is an unexpected level of shareholder purchases or redemptions or when "defensive' strategies are appropriate [(CURRENTLY THE ADVISER DOES NOT VIEW DEFENSIVE STRATEGIES AS APPROPRIATE)]: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime1" by Moody's or "A1+" or "A1" by S&P, or, if unrated, of comparable quality as determined by [INTRUST]; (iv) nonconvertible corporate debt securities
(e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and (vi) short-term, U.S. dollar denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of INTRUST are of comparable quality to obligations of U.S. banks which may be purchased by the Fund.



         BANK OBLIGATIONS. The Funds may invest [TEMPORARILY] in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.


         Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

         Time deposits are nonnegotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by an Underlying Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation (the "FDIC").

         Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable-interest rates.


         Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit ("CDs") may be purchased by an Underlying Fund are insured by the FDIC (although such insurance may not be of material benefit to the Underlying Fund, depending on the principal amount of the CDs of each bank held by the Underlying Fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by each [FUND] generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.


         Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and/or governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

         Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

         In addition, federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the appropriate regulatory authority, by depositing assets with a designated bank within the relevant state, a certain percentage of their assets as fixed from time to time by such regulatory authority; and
(2) maintain assets within the relevant state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.


         In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, [INTRUST] carefully evaluates such investments on a case-by-case basis.



         The Funds may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, provided that such institutions are members of the FDIC, and further provided such Underlying Fund purchases any such CD in a principal amount of not more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC.

         COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT INSTRUMENTS. The Funds may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.


         The Underlying Funds also may invest in nonconvertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement.


         REPURCHASE AGREEMENTS. The Underlying Funds may each engage in a repurchase agreement with respect to any security in which it is authorized to invest, including government securities and mortgage-related securities, regardless of their remaining maturities. The Underlying Fund may enter into repurchase agreements wherein the seller of a security to the Underlying Fund agrees to repurchase that security from the Underlying Fund at a mutually agreed-upon time and price that involves the acquisition by the Underlying
Fund of an underlying debt instrument, subject to the seller's obligation to repurchase, and the Underlying Fund's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. The
Underlying Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the [UNDERLYING FUND] under a repurchase agreement. Certain costs may be incurred by the Underlying Fund in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Underlying Fund may be delayed or limited. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Underlying Fund in connection with insolvency proceedings), it is the policy of the Underlying Fund to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. Repurchase agreements are considered to be loans by a Underlying Fund under the 1940 Act.


         FORWARD COMMITMENTS, WHEN ISSUED PURCHASES AND DELAYED DELIVERY TRANSACTIONS. Each Underlying Fund may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although an Underlying Fund will generally purchase securities with the intention of acquiring them, an Underlying Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the adviser.

         BORROWING MONEY. As a fundamental policy, each Fund is permitted to borrow to the extent permitted under the 1940 Act. However, each Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes, and may borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of a Fund's total assets, the Fund will not make any new investments.


         LENDING PORTFOLIO SECURITIES. [THE FUNDS DO NOT INTEND TO LEND PORTFOLIO SECURITIES. TO THE] extent each Underlying Fund [LENDS] its portfolio securities to brokers, dealers and other financial institutions (but not individuals), [IT MAY BE SUBJECT TO CERTAIN LIMITATIONS]. By lending its portfolio securities, [AN] Underlying Fund can increase its income through the investment of the cash collateral or by receipt of a loan premium from the borrower.

         The principal risk of portfolio lending for [AN] Underlying Fund is the potential default or insolvency of the borrower. In either of these cases, [AN] Underlying Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Underlying Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.



         The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Underlying Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) the Underlying Fund must be able to terminate the loan at any time; (4) the Underlying Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Underlying Fund may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Board of Trustees must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification.

         CONVERTIBLE SECURITIES. Each Underlying Fund may purchase fixed-income convertible securities, such as bonds or preferred stock, which may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to nonconvertible debt securities. While providing a fixed-income stream (generally higher in yield than the income from a common stock but lower than that afforded by a nonconvertible debt security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.

         In general, the market value of a convertible security is the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., the value of the underlying shares of common stock if the security is converted). As a fixed-income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. However, the price of a convertible security also is influenced by the market value of the security's underlying common stock. Thus, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

         WARRANTS. Each Underlying Fund may invest in warrants acquired in units or attached to securities. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities.

         FIXED INCOME OBLIGATIONS. Investors should be aware that even though interest-bearing obligations are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term obligations are affected to a greater extent by interest rates than shorter term obligations. The values of fixed-income obligations also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of an Underlying Fund's portfolio security has been changed to a rating below investment grade, the particular Underlying Fund considers all circumstances deemed relevant in determining whether to continue to hold the security. Securities which are rated "Baa" by Moody's are considered medium-grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Obligations rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and, while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than in higher rated categories. Obligations rated "BBB" by Fitch are considered investment grade and of satisfactory credit quality; however, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on these obligations and, therefore, impair timely payment. Obligations rated "BBB" by Duff have below average protection factors but nonetheless are considered sufficient for prudent investment. If a security held by an Underlying Fund is downgraded to a rating below investment grade, such Underlying Fund may continue to hold the obligation until such time as the Underlying Fund's investment adviser determines it to be advantageous for the Underlying Fund to sell the obligation.

         RATINGS. The ratings of Moody's, S&P, Fitch and Duff represent their opinions as to the quality of the obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. It also is possible that a rating agency might not timely change the rating on a particular issue to reflect subsequent events.

         FLOATING- AND VARIABLE-RATE OBLIGATIONS. Each Underlying Fund may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding 13 months. Variable-rate demand notes include master demand notes, which are obligations that permit an Underlying Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Underlying Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepare in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Underlying Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Underlying Fund may invest in obligations which are not so rated only if the Underlying Fund's investment adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Underlying Fund may invest.

                             RISK CONSIDERATIONS

         GENERAL. Since the investment characteristics and, therefore, investment risks directly associated with each Fund correspond to those of the Underlying Fund in which such Fund invests, the following is a discussion of the risks associated with the investment classes of Underlying Funds. The net asset value per share of each Fund is neither insured nor guaranteed, is not fixed and should be expected to fluctuate.

         EQUITY SECURITIES. The stock investments of the Underlying Funds are subject to equity market risk. Equity market risk is the possibility that common stock prices will fluctuate or decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline.

         DEBT SECURITIES. The debt instruments in which the Underlying Funds invest are subject to credit and interest rate risk. Credit risk is the risk that issuers of the debt instruments in which the Underlying Funds invest may default on the payment of principal and/or interest. Interest rate risk is the risk that increases in market interest rates may adversely affect the value of the debt instruments in which the Underlying Funds invest. The value of the debt instruments generally changes inversely to market interest rates. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of these investments. Although some of the Underlying Fund's portfolio securities are guaranteed by the U.S. Government, its agencies or instrumentalities, such securities are subject to interest rate risk and the market value of these securities, upon which the Underlying Fund 's daily net asset value is based, will fluctuate. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

         MORTGAGE BACKED SECURITIES. Investments in mortgage-backed securities are subject to additional risks besides interest rate risk and credit risk that are common to all types of bonds. Mortgage-backed securities are subject to prepayment risk and extension risk, either of which can reduce the rate of return on a portfolio. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. If the underlying mortgages are paid off sooner than expected, the Portfolio may have to reinvest the money in mortgage-backed or other securities that have lower yields. Conversely, extension risk is the risk that borrowers extend the repayment of their mortgages longer than expected, which also may affect the investment's average life and yield.


         FOREIGN SECURITIES. The Underlying Funds may invest in debt obligations and equity securities of foreign issuers and may invest in [ADRS AND EDRS] of such issuers. Investing in the securities of issuers in any foreign country, including through ADRs and EDRs, involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political, social and monetary or diplomatic developments that could affect U.S. investments in foreign countries. Additionally, dispositions of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including withholding taxes. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. An Underlying Fund's performance may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments.



         OTHER INVESTMENT CONSIDERATIONS. Because the Funds may shift investment allocations significantly from time to time, their performance may differ from funds which invest in one asset class or from funds with a stable mix of assets. Portfolio turnover also can generate short-term capital gains tax consequences. During those periods in which a high percentage of a Underlying [FUND'S] assets are invested in long-term bonds, the Underlying Funds' exposure to interest rate risk will be greater because the longer maturity of such securities means they are generally more sensitive to changes in market interest rates than short-term securities.





                                  MANAGEMENT

TRUSTEES AND OFFICERS

     The Board of Trustees governs the Trust. The Trustees are responsible for generally overseeing the conduct of the Trust's business. The Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds. In addition, the Trustees review contractual arrangements with companies that provide services to the Trust and review the Funds' performance. The Trust is composed of eleven portfolios.

     The table below shows the value of each Trustee's holdings in the Trust and all of the Funds as of December 31, [2002].




------------------------------------------------------------------------------------------------
                                     DOLLAR RANGE OF SECURITIES IN:
                                     ------------------------------


                            NESTEGG
                            CAPITAL       NESTEGG  NESTEGG  NESTEGG  NESTEGG AGGREGATE DOLLAR
                            PRESERVATION  2010     2020     2030     2040    RANGE OF SECURITIES
INTERESTED TRUSTEES*        FUND          FUND     FUND     FUND     FUND    IN THE FUND COMPLEX
------------------------------------------------------------------------------------------------
Phillip J. Owings             0             0        0        0        0              0
------------------------------------------------------------------------------------------------
Rodney D. Pitts               0             0        0        0        0              0
------------------------------------------------------------------------------------------------
Troy Jordan                   0             0        0        0        0              0
------------------------------------------------------------------------------------------------
Ronald L. Baldwin             0             0        0        0        0              0
------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES[**]
------------------------------------------------------------------------------------------------
Terry L. Carter               0             0        0        0        0              0
------------------------------------------------------------------------------------------------
Thomas F. Kice                0             0        0        0        0              0
------------------------------------------------------------------------------------------------
George Mileusnic              0             0        0        0        0              0
------------------------------------------------------------------------------------------------
John J. Pileggi               0             0        0        0        0              0
------------------------------------------------------------------------------------------------
Peter Ochs                    0             0        0        0        0              0
------------------------------------------------------------------------------------------------



 * Trustees who are or may be deemed "interested persons" (as defined in the Investment Company Act of 1940) of the Trust, INTRUST Bank or INTRUST Financial Services, Inc ("Interested Trustees"). Messrs. Owings, Pitts, Jordan and Baldwin are deemed "interested persons" by virtue of their positions as officers of the Trust, or officers of INTRUST Bank N.A. or officers of INTRUST Financial Services, Inc. Rodney D. Pitts is a Senior Vice President of INTRUST Bank. Troy Jordan is a Senior Vice President of INTRUST Bank. Ronald
L. Baldwin is a Director of INTRUST Financial Services, Inc. and President and Chief Operating Officer of INTRUST Bank. Phillip J. Owings is formerly {a Director and} [AN] Executive Vice President of INTRUST Bank. In addition, Mr. Owings is employed by Sungard Wealth Management Services which provides certain services related to back office operations to [INTRUST BANK AND] certain [OF ITS] affiliates.


** Trustees who are not "interested persons" of the Trust as defined under the 1940 Act.

     The age, address and principal occupations for the past five years of each Trustee and executive officers of the Trust are listed below. The address of each, unless otherwise indicated, is 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee serves in such capacity for all 11 series of the Trust, of which five series represent the NestEgg Funds.


                                 POSITION, TERM OF
                                 OFFICE AND LENGTH
NAME, DATE OF BIRTH (AGE) AND     OF TIME SERVED     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD
ADDRESS                           WITH THE TRUST                                    BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
                                       Term
                                 Lifetime of Trust
                                  until removal,
                                  resignation or
                                    retirement

Phillip J. Owings (Age: 57)     Trustee since        President and Division Manager Sungard Wealth Management Services, LLC[,
8200 Thorn Drive, Suite 125     8/29/00              (2001 - PRESENT)]; formerly, Executive Vice President of
Wichita, Kansas 67226                                INTRUST [BANK, (1996-2001)].
-------------------------------------------------------------------------------------------------------------------------------
Rodney D. Pitts (Age: [42)]     Trustee since        Senior Vice President of INTRUST Bank N.A.; formerly Vice President of
105 North Main Street           9/24/01              Nationsbank, N.A.
Wichita, Kansas 67202
-------------------------------------------------------------------------------------------------------------------------------
Troy Jordan (Age: [40)]         Trustee since        Senior Vice President of INTRUST Bank N.A.
105 North Main Street           9/24/01
Wichita, Kansas 67202
-------------------------------------------------------------------------------------------------------------------------------
Ronald L. Baldwin (Age: 48)     Trustee since        Director INTRUST Financial Services, Inc.;
105 North Main Street           8/29/00              President [AND CHIEF OPERATING OFFICER] of INTRUST Bank
Wichita, Kansas 67202                                N.A.
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
                                      Term
                                Lifetime of Trust
                                 until removal,
                                 resignation or
                                   retirement

Terry L. Carter                 Trustee since        Senior Vice President of QuickTrip Corporation
[(54)]                          11/25/96
1235 East 26th Street
Tulsa Oklahoma 74114

Thomas F. Kice                  Trustee since        President of Kice Industries, Inc.
[(53)]                          11/25/96
1150 Woodridge Dr.
Wichita Kansas 67206

George Mileusnic                Trustee since        Chief Financial Officer of Caribou Coffee (2001-present). Chief
[(48)]                          11/25/96             Financial Officer of Dean & Deluca (2000-2001). [EMPLOYMENT HIATUS
9422 Cross Creek                                     1998-2000).] Executive Vice President of The Coleman Company
Wichita, Kansas 67206                                (9/89-9/98).

John J. Pileggi (Age: 48)       Trustee since        Chairman of the Board of Trustees. President and Chief Executive
Two Hopkins Plaza               11/25/96             Officer, Mercantile Capital Advisors Inc. Formerly, President and Chief
PO Box 2257, 10th Floor                              Executive Officer, PLUSFunds.com (2000-2002).  Formerly, President and
Baltimore, Maryland 21203                            CEO of ING Mutual Fund Management Co. LLC (1998-2000). Formerly,
                                                     Director of Furman Selz LLC (1994- 1998).

Peter Ochs (Age: 49)            Trustee since        Manager of Ochs & Associates, Inc.
319 South Oak Street            9/24/01
Wichita, Kansas 67213
-------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS

                                       Term
                                 Lifetime of Trust
                                  until removal,
                                  resignation or
                                    retirement

[GEORGE STEVENS (AGE 50)        PRESIDENT SINCE      Vice President, BISYS Fund Services Ohio, Inc. since 1998; Client
                                12/19/02]            Services Manager, BISYS Fund Services Ohio, Inc. (1996 - 1998).


[TRENT STATZCAR (AGE: 31)       TREASURER SINCE      DIRECTOR OF FINANCIAL SERVICES OF BISYS FUND SERVICES (2000 - PRES.).
                                4/29/02              EMPLOYED BY BISYS (1993 - PRES.).
CURTIS BARNES (AGE: 49)         SECRETARY SINCE      VICE PRESIDENT, BISYS FUND SERVICES, INC., 1995-PRESENT.
                                12/06/02

KAREN BLAIR (AGE 36)]           Vice President       DIRECTOR], Client Services, BISYS Fund Services, Inc., [1997] to
                                since [12/06/02      Present.

Thomas S. Gangel [(AGE 47)]     Vice President       President , INTRUST Financial Services, Inc.
                                since [8/22/02]
------------------------------- -------------------- --------------------------------------------------------------------------

                  The Trust has an Audit Committee, consisting of Messrs. Carter, Kice, Mileusnic, Pileggi [AND OCHS. THE] members of the committee are not "interested persons" of the Trust as defined by the 1940 Act ("Independent Trustees"). As set forth in its charter, the primary duties of the Trust's Audit Committee are: 1) to recommend to the Board auditors to be retained for the next fiscal year, 2) to meet with the Trust's independent auditors as necessary, 3) to consider the effect upon each Fund of any changes in accounting principles or practices proposed by the INTRUST Manager or the auditors, 4) to review the fees charged by the auditors for audit and non-audit services, 5) to investigate improprieties or suspected improprieties in Fund operations, 6) to review the findings of SEC examinations and consult with INTRUST on appropriate responses, and 7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate. The Audit Committee met three times during the fiscal year ended October 31, 2002.



                  The Trust also has a Nominating Committee that is comprised of the Independent Trustees. The Nominating Committee's primary responsibility is to nominate Trustee candidates when there is a vacancy on the Board. The Nominating Committee [DID NOT MEET] during the fiscal year ended October 31, 2002. The Nominating Committee will not consider nominees recommended by shareholders.



         Trustees of the Trust not affiliated with INTRUST or Distributor receive from the Trust an annual retainer of $1,000 and a fee of $1,000 for each Board of Trustees meeting and $1,000 for each Board committee meeting of the Trust attended. [CERTAIN] Trustees who are affiliated with INTRUST (Messrs. Baldwin, Pitts and Jordan) do not receive compensation from the Trust. All Trustees (Interested and [INDEPENDENT)] are reimbursed for all out-of-pocket expenses (e.g. travel and lodging) relating to attendance at such meetings. The following table shows the compensation received by the Trustees for the fiscal year ended October 31, 2002.



                                                     PENSION OR         ESTIMATED ANNUAL          TOTAL
                               AGGREGATE         RETIREMENT BENEFITS      BENEFITS UPON     COMPENSATION FROM
                              COMPENSATION       ACCRUED AS PART OF        RETIREMENT        THE FUND COMPLEX
NAME OF TRUSTEE*               THE TRUST        THE TRUST'S EXPENSES

                                                 INTERESTED TRUSTEES
Phillip J. Owings               [$2,500]                 N/A                   N/A               [$2,500]
Rodney D. Pitts                    $0                    N/A                   N/A                  $0
Troy Jordan                        $0                    N/A                   N/A                  $0
---------------------------------------------------------------------------------------------------------------
Ronald L. Baldwin                  $0                                          N/A                  $0
---------------------------------------------------------------------------------------------------------------
                                                   NON-INTERESTED
                                                      TRUSTEES
Terry L. Carter                 [$3,500]                 N/A                   N/A               [$3,500]
Thomas F. Kice                  [$3,500]                 N/A                   N/A               [$3,500]
George Mileusnic                [$3,500]                 N/A                   N/A               [$3,500]
Peter L. Ochs                   [$3,500]                 N/A                   N/A               [$3,500]
John J. Pileggi                 [$3,500]                 N/A                   N/A               [$3,500]
---------------------------------------------------------------------------------------------------------------





RENEWAL OF THE INVESTMENT ADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES


         At a meeting held August 21, 2002, the Board of Trustees, including the Trustees who are not "interested persons" (as defined in the 1940 Act) of any party to the Agreements defined below, approved the continuation of the Master Investment Advisory Contract, the Investment Advisory Contract Supplements between the Trust and INTRUST Bank, the Assumption Agreement between INTRUST Bank and INTRUST (collectively, the "Agreements"). [INTRUST PROPOSED THAT THE FUNDS DISENGAGE FROM THE MASTER-FEEDER STRUCTURE WITH THE MASTER PORTFOLIO AND ENTER INTO A "FUND-OF-FUNDS" STRUCTURE IN WHICH INTRUST WOULD MANAGE DIRECTLY THE INVESTMENT OF THE FUNDS' ASSETS IN VARIOUS INDEX MUTUAL FUNDS AND EXCHANGE TRADED FUNDS WITHOUT ANY CHANGE IN THE FUNDS' OBJECTIVE AND OVERALL TIME HORIZON INVESTMENT STRATEGY. THE BOARD CONSIDERED INTRUST'S REASONS FOR TERMINATING THE MASTER-FEEDER ARRANGEMENT AND DETERMINED TO APPROVE THE CHANGE SUBJECT TO THE APPROVAL OF THE FUNDS' SHAREHOLDERS.] As part of its review of the Agreements, the [BOARD CONSIDERED THE SCOPE AND QUALITY OF THE SERVICES PROVIDED BY INTRUST, PARTICULARLY IN VIEW OF INTRUST'S ASSESSMENT OF THE FUNDS' PERFORMANCE AND ECONOMIC VIABILITY

OF THE MASTER-FEEDER ARRANGEMENT. THE BOARD ALSO REVIEWED FINANCIAL DATA ON INTRUST AND FOCUSED ON INTRUST'S LONG-STANDING RELATIONSHIP WITH THE TRUST. THE BOARD OF TRUSTEES, INCLUDING ALL OF THE INDEPENDENT TRUSTEES, CONCLUDED THAT THE FEES PAYABLE UNDER THE AGREEMENTS ARE FAIR AND REASONABLE WITH RESPECT TO THE SERVICES THAT INTRUST PROVIDES] which include the selection and monitoring of the specialized, complex investment program involving target retirement horizons, and INTRUST's evaluation of each Fund's investment performance relative to other comparable funds and relevant indexes; (2) the analysis of the costs and any net profits to INTRUST of performing services for the Funds in the past year, including the fact that INTRUST waived a portion of its fee for the previous year and will continue to waive [A PORTION OF] its fee for the current year in order to maintain the Funds' expense ratios and (3) the comparison of data by Lipper Analytical Services showing the advisory fees and other expenses of each Fund and those of other comparable funds, with and without the effects of any voluntary limits on Fund expenses and fees.

         In determining to approve the investment advisory contracts, the Board of Trustees did not identify any single factor as being more important than others, but considered all factors together. The Trustees judged the terms and the conditions of the Agreements including the advisory fee, in light of all surrounding circumstances.

         As of the date of this SAI, Officers and Trustees of the Trust, as a group, own less than 1% of the outstanding shares of the funds of the Trust.

CODE OF ETHICS

         The Trust, the Distributor, INTRUST and the Sub-Adviser (each a "17j-1 organization") have each adopted Codes of Ethics designed to prevent affiliated persons of such 17j-1 organization from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds, which also may be held by the person subject to the Code.

INVESTMENT ADVISER TO THE FUNDS

                  INTRUST Financial Services, Inc. ("INTRUST") and[, PRIOR TO MARCH 1, 2000,] its parent INTRUST Bank, N.A. ("INTRUST Bank") have provided investment advisory services to the Funds since inception pursuant to an Advisory Agreement with the Trust (the "Advisory Agreement"). Subject to such policies as the Trust's Board of Trustees may determine, INTRUST makes investment decisions for the Funds. The Advisory Agreement provides that, as compensation for services thereunder, INTRUST is entitled to receive from each Fund a monthly fee at an annual rate average daily net assets of the Fund. For the periods since inception, INTRUST was entitled to advisory fees in the following amounts:


                              [FYE 10/31/02*]                       FYE 2/28/02                    FYE 2/28/01
                           EARNED          WAIVED               [EARNED          EARNED       ]EARNED          WAIVED

NestEgg Capital
Preservation Fund             [$5,501          $6,688           ]$8,002            $0            $6,351          $6,351

NestEgg 2010 Fund             [$15,311         $8,232          ]$23,415           $86            $18,521         $9,219

NestEgg 2020Fund              [$22,669         $16,520         ]$35,810            $0            $28,723             $0

NestEgg 2030 Fund             [$11,039         $4,932          ]$16,580          $7,155          $13,050        $13,050
                              [$9,817          $4,720          ]$15,744          $9,229          $13,318        $13,095
NestEgg 2040 Fund



         * THE FUNDS CHANGED THEIR FISCAL YEAR END FROM FEBRUARY 28 TO OCTOBER
31. ALL REFERENCES TO THE FISCAL YEAR ENDED OCTOBER 31, 2002 HEREINAFTER REFER TO THE PERIOD MARCH 1, 2002 THROUGH OCTOBER 31, 2002.]

     Prior to March 1, 2000, INTRUST Bank served as investment adviser to the Funds. To accommodate pending changes to the regulatory requirements applicable to banks which serve as investment advisers to registered investment companies contained in the Investment Advisers Act of 1940 as amended, the responsibilities of INTRUST Bank as adviser to the Funds were assumed on March 1, 2000 by INTRUST Brokerage, Inc. (then named INTRUST Financial Services, Inc.), a wholly owned subsidiary of INTRUST Bank, N.A. In connection with a restructuring of INTRUST Bank and its subsidiaries, the Funds' Board of Trustees approved on August 21, 2001 a new Assumption Agreement between INTRUST and INTRUST Financial Services, Inc., a newly formed, wholly owned subsidiary of INTRUST Bank. Under the terms of the new Assumption Agreement, INTRUST assumed all responsibilities of INTRUST Bank pursuant to a Master Advisory Contract with each Fund.


     INTRUST is a wholly-owned subsidiary of INTRUST Bank which in turn is a majority-owned subsidiary of INTRUST Financial Corporation, a bank holding company. INTRUST Bank is a national banking association which provides a full range of banking and trust services to clients. As of December 31, 2002, total assets of INTRUST Bank were approximately [$2.5] billion. The principal place of business address of the Adviser is 105 North Main Street, Box One, Wichita, Kansas 67201.


         Under the terms of an Investment Advisory Agreement for the Funds between the Trust and the Adviser ("Agreement"), the investment advisory services of the Adviser to the Funds are not exclusive. The Adviser is free to, and does, render investment advisory services to others.

         The Investment Advisory Agreements for the Funds will continue in effect for a period beyond two years from the date of their execution only as long as such continuance is approved annually (I) by the holders of a majority of the outstanding voting securities of the Funds or by the Board of Trustees and (ii) by a majority of the Trustees who are not parties to such Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Contracts may be terminated without penalty by vote of the Trustees or the shareholders of the Funds, or by the Adviser, on 60 days' written notice by either party to the Contract and will terminate automatically if assigned.

SUBADVISER

            La Jolla Economics serves as sub-investment adviser (the "Sub-Adviser") for the Funds. The Sub-Adviser, a newly registered investment adviser, was established in 1997 and is a wholly owned by Victor Canto and Ana Rosa Canto. The address of the sub-Adviser is 7608 La Jolla Boulevard, La Jolla CA, 92037. The Sub-adviser provides economic, political and industry research, as well as administrative and asset management consulting services {.} to institutional and corporate investors, such as pension funds, mutual funds and money managers. The Sub-Adviser provides INTRUST with research and analysis across various industries and markets representing most asset classes such as international, money market, bonds and stocks (and their sub-categories, i.e., large capitalization, small cap, mid cap, value, growth, etc.) This information is used by INTRUST to re-allocate regularly the Funds' assets among the underlying mutual funds available to that particular Fund. The principals of La Jolla are set forth in the table below:

NAME                                        POSITION AND OFFICE
Victor A. Canto                     Chairman of the Board and President
Ana Rosa Canto                      Corporate Secretary

         The Sub-adviser has entered into a Sub-Advisory Contract dated October 28, 2002 which will continue in effect for a period beyond two years from such date only as long as such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Funds or by the Board of Trustees and (ii) by a majority of the Trustees who are not parties to such Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Contract may be terminated without penalty by vote of the Trustees or the shareholders of the Funds, or by the Adviser, or the Sub-Adviser, on 60 days' written notice by either party to the Contract and will terminate automatically if assigned.

DISTRIBUTION OF FUND SHARES

         The Trust has retained BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), 3435 Stelzer Road, Columbus OH 43219, to serve as principal underwriter for the shares of the Funds pursuant to a Distribution Contract. The Distribution Contract provides that the Distributor will use its best efforts to maintain a broad distribution of the Funds' shares among bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Each of the classes of shares of the Trust's Funds is sold on a continuous basis by the Trust's distributor, BISYS Fund Services, LP (the "Distributor"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. The Funds offer one or more of the following classes of shares: Service Class Shares, Premium Class Shares. The Prospectus contains a general description of how investors may buy shares of the Funds and states whether the funds offer more than one class of shares. This SAI contains additional information which may be of interest to investors.

PREMIUM CLASS SHARES

         As stated in the Prospectus, the public offering price of Premium Class Shares of each of the Funds is their net asset value per share next computed after the sale plus a sales charge of 1.50%. The public offering price of such Premium Class Shares of each Fund is calculated by dividing net asset value by the difference (expressed as a decimal) between 100% and the sales charge percentage of offering price applicable to the purchase.

         The offering price is required to two decimal places each time a computation is made. One hundred per cent of the sales charge is reallowed to dealers. To the extent dealers receive 100% of the sales charge as commissions, they may be deemed to be "underwriters" of the Funds' Premium Class as that term is defined under applicable securities laws.

PREMIUM CLASS SHARES SALES CHARGE WAIVERS. The following classes of investors may purchase Premium Class Shares of the Funds with no sales charge in the manner described below (which may be changed or eliminated at any time by the Distributor):

     Existing shareholders of a Fund upon the reinvestment of dividend and capital gain distributions.


- Officers, trustees and employees of the Funds; officers, directors, advisory board members, employees and retired employees of INTRUST Bank and its affiliates; and officers, directors and employees of any firm providing the Funds with legal, administrative, distribution, marketing, investment advisory or other services (and spouses, children and parents of each of the foregoing);

- Investors for whom INTRUST Bank or its affiliates, an INTRUST correspondent bank, any sub-adviser or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity;

- Fund shares purchased with the proceeds from a distribution from an account for which INTRUST Bank or its affiliates acts in a fiduciary, advisory, custodial, agency, or similar capacity (this waiver applies only to the initial purchase of a Fund subject to a sales load);

- Investors who purchase Shares of a Fund through a payroll deduction plan, a 401(k) plan, a 403(b) plan, or other defined contribution plans, which by its terms permits the purchases of Shares;

- Shares purchased in connection with "wrap" type investment programs, non-transaction fee investment programs and programs offered by fee-based financial planners, and other types of financial institutions (including omnibus service providers).


The Distributor may also periodically waive the sales charge for all investors with respect to a Fund.

DISTRIBUTION PLAN


         The Distributor has contractually limited distribution fees for the Premium Shares to 0.55% of the Fund's net assets. Premium Shares had not yet been operational as of October 31, 2002.



         For the fiscal year ended October 31, 2002, no 12b-1distribution fees for the NestEgg Funds were paid. BISYS was entitled to and waived 12b-1 distribution fees [WITH RESPECT TO THE SERVICE CLASS] in the following amounts:



                                                          FYE 10/31/02
                                                    EARNED             WAIVED
NestEgg Capital Preservation Fund                    [$9,168           $9,168]

NestEgg 2010 Fund                                   [$25,518          $25,518]

NestEgg 2020 Fund                                   [$37,782          $37,782]

NestEgg 2030 Fund                                   [$18,398          $18,398]

NestEgg 2040 Fund                                   [$16,361          $16,361]




(a)  Commenced operations on January 4, 1999.


ADMINISTRATION AND FUND ACCOUNTING SERVICES

         BISYS provides management and administrative services necessary for the operation of the Funds, including, among other things: (i) preparation of shareholder reports and communications; (ii) regulatory compliance, such as reports to and filings with the SEC and state securities commissions; and
(iii) general supervision of the operation of the Funds, including coordination of the services performed by the Adviser, the Distributor, transfer agent, custodians, independent accountants, legal counsel and others. In addition, BISYS furnishes office space and facilities required for conducting the business of the Funds and pays the compensation of the Trust's officers affiliated with BISYS. For these services, BISYS receives from each Fund a fee, payable monthly, at the annual rate of 0.20% of each NestEgg Fund's average daily net assets so long as the Funds are invested in MIP.

         The Administration Agreement is for a one-year term and is renewed automatically each year, unless terminated, for successive one year terms. The Administration Agreement will terminate automatically in the event of its assignment.


         ADMINISTRATION FEES For the fiscal year ended [OCTOBER 31, 2002 AND
THE FISCAL YEARS ENDED] February 28, 2002 [AND] February 28, 2001 BISYS was entitled to administration fees from the NestEgg Funds in the following amounts:



                                   [FYE 10/31/02]                  FYE 2/28/02                   FYE 2/28/01
                                 EARNED         WAIVED         [WAIVED        WAIVED        ]EARNED        WAIVED
NestEgg
Capital Preservation Fund        [$7.334          $0          ]$10,483          $0           $8,467          $0

NestEgg 2010 Fund[               $20,414          $0]          $31,220          $0          $24,695          $0

NestEgg 2020 Fund               [$30,226          $0          ]$47,747          $0          $38,297          $0


NestEgg 2030 Fund               [$14,719          $0          ]$22,107          $0          $17,400          $0

NestEgg 2040 Fund               [$13,089          $0          ]$20,991          $0          $17,753          $0


(a)  Commenced operations on January 4, 1999.


         Effective November 1, 2002, BISYS [SERVED] as the Fund Accounting Agent for the Funds. Prior to November 1, 2002, Investors Bank & Trust ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02117, served as the Fund Accounting Agent to the NestEgg Funds pursuant to a Fund Accounting Agreement.



         For [THE FISCAL YEAR ENDED OCTOBER 31, 2002 AND] the fiscal years ended February 28, 2002 [AND] February 28, 2001, fund accounting fees paid by the NestEgg Funds to IBT were:



                                                                               ]
                                                                [FYE          FYE          FYE
                                                              10/31/02      2/28/02     [2/28/01]


NestEgg Capital Preservation Fund                             [$9,880       ]$12,282     $14,766

NestEgg 2010 Fund                                             [$10,932      ]$12,584     $13,850

NestEgg 2020 Fund                                             [$13,123      ]$13,925     $14,140

NestEgg 2030 Fund                                             [$10,338      ]$12,887     $13,810

NestEgg 2040 Fund                                             [$10,072      ]$14,955     $13,817


CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

          BISYS Fund Services, Inc. ("BFSI") acts as transfer agent for the Funds. BFSI and BISYS have offices located at 3435 Stelzer Road, Columbus, Ohio 43219. The Trust compensates BFSI for providing personnel and facilities to perform transfer agency related services for the Trust at a rate intended to represent the cost of providing such services. Effective November 1, 2002, INTRUST Bank NA serves as Custodian to the Funds. Prior November 1, 2002, the NestEgg Funds paid no custodian fees at the Fund level as long as all of their assets are invested in another mutual fund, but they incurred their pro-rata portion of the custody fees of Investors Bank & Trust Company as the Master Portfolios' Custodian.

INDEPENDENT AUDITORS


         KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings. KPMG LLP is located at 99 High Street, Boston, MA 02110. [THE MIPS'] financial statements for [PERIODS PRIOR TO THE PERIOD] ended [OCTOBER 31], 2002 were audited by [OTHER ACCOUNTING FIRMS].

NON-AFFILIATED SERVICE ORGANIZATIONS

         The Trust contracts with banks (including the Adviser), trust companies, broker-dealers (other than BISYS) or other financial organizations ("Service Organizations") to provide certain administrative services for the Funds. Services provided by Service Organizations may include among other things: providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with shareholders orders to purchase or redeem shares; verifying and guaranteeing client signatures in connection with redemption orders, transfers among and changes in shareholders designating accounts; providing periodic statements showing a shareholder's account balance and, to the extent practicable, integrating such information with other client transactions; furnishing periodic and annual statements and confirmations of all purchases and redemptions of shares in a shareholder's account; transmitting proxy statements, annual reports, and updating prospectuses and other communications from the Funds to shareholders; and providing such other services as the Funds or a shareholder reasonably may request, to the extent permitted by applicable statute, rule or regulation. The Distributor will not be a Service Organization or receive fees for servicing. Service Organizations for shareholders may also provide record keeping, communication with and education of shareholders, fiduciary services (exclusive of investment management) and asset allocation services.

         For the fiscal year ended [OCTOBER 31, 2002 AND FISCAL YEARS ENDED] February 28, 2002 and 2001, fees entitled to be paid [BY THE SERVICE CLASS] to service organizations were as follows:




                             FYE [10/31/02                FYE] 2/28/02
FYE 2/28/01[
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
]                  [EARNED          WAIVED           EARNED          WAIVED]          EARNED           WAIVED
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
NestEgg
Capital
Preservation Fund      [$9,168          $6,278         ]$ 13,104       $ 3,338          $   10,584       $    9,334
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
NestEgg 2010 Fund     [$25,518           $727          ]$ 39,025       $         0      $   30,868       $        0
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
NestEgg 2020 Fund     [$37,782          $4,545         ]$ 59,683       $         0      $   47,872       $        0
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
NestEgg 2030 Fund     [$18,398          $6,039         ]$ 27,634       $    107         $   21,749       $    1,462
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
NestEgg 2040 Fund     [$16,361          $6,815         ]$ 26,239       $  1,631         $   22,192       $        0
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------


         Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum initial or subsequent investments specified by the Funds or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

                                    EXPENSES

         Each Fund bears all costs of its operations, other than expenses specifically assumed by the Distributor and the Adviser. The costs borne by the Funds include legal and accounting expenses, Trustees' fees and expenses, insurance premiums, custodian and transfer agent fees and expenses, expenses incurred in acquiring or disposing of the Funds' portfolio securities, expenses of registering and qualifying the Funds' shares for sale with the SEC and with various state securities commissions, expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares, expenses of maintaining the Funds' legal existence and of shareholders' meetings, and expenses of preparing and distributing to existing shareholders reports, proxies and prospectuses.

                        DETERMINATION OF NET ASSET VALUE


         Shares of the Funds are sold on a continuous basis at the applicable offering price (net asset value per share) next determined after an order in proper form is received by the Transfer Agent. Net asset value ("NAV") per share is determined as of the close of regular trading on the NYSE (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open for trading ( a "Business Day")

         The NAV per share of each class of shares of each Fund is computed by dividing the net assets (i.e., the value of the assets less the liabilities) attributable to such class of shares by the total number of the outstanding shares of each class. The value of the net assets of each class of shares is determined daily by adjusting the net assets at the beginning of the day by the value of shareholder activity, net investment income and net realized and unrealized gains or losses for that day. Net investment income is calculated each day as daily income less expenses. The NAV of each class of shares of each Fund is expected to fluctuate daily and is expected to differ.

         The securities of the Fund, including covered call options written by a Fund, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the most recent bid prices. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and market values of such investments are reflected as unrealized appreciation or depreciation. Securities for which market quotations are not readily available are valued at fair market value by the investment adviser (or the sub-advisor) in accordance with guidelines approved by the Trust's Board of Trustees. Securities may be valued by independent pricing services, approved by the Trust's Board of Trustees, which use prices provided by market makers or estimates of market value obtained yield data relating to instruments or securities with similar characteristics.

         Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of each Fund's shares.

                             PORTFOLIO TRANSACTIONS

     Investment decisions for the Funds and for the other series of the Trust are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the Adviser, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

     The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, the Adviser, as appropriate, is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best results taking into account the broker-dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of securities of Underlying Funds will often be principal transactions in the case of debt securities and equity securities traded otherwise than on an exchange. The purchase or sale of ETFs will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of a Fund. Generally, shares of underlying index funds are purchased and sold without sales charges and therefore do not involve brokerage commissions.

     The Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities.

     Some of these services are of value to the Adviser in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fees paid by the Funds are not reduced because the Adviser or its affiliates receive such services.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "Act"), the Adviser may cause the Funds to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Adviser an amount of disclosed commission for effecting a securities transaction for the Funds in excess of the commission which another broker-dealer would have charged for effecting that transaction.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds[.]

                               PORTFOLIO TURNOVER

         Changes may be made in the portfolio consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less.

                                    TAXATION

         The NestEgg Funds have qualified and intends to qualify and elect annually to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must (a) distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses); (b) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; and (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). By meeting these requirements, the Funds generally will not be subject to Federal income tax on their investment company taxable income and net capital gains which are distributed to shareholders. If the Funds do not meet all of these Code requirements, they will be taxed as ordinary corporations and their distributions will be taxed to shareholders as ordinary income.


         Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gains net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. For Federal income tax purposes the following Funds had capital loss carry forwards as of October 31, 2002, which are available to offset future capital gains if any:

                      FUND                                    AMOUNT[                           EXPIRES]
          NestEgg Capital Preservation                      [$274,719                             2010]
                  NestEgg 2010                                $35,785                             2008
                  NESTEGG 2010                             $1,876,554                             2010
                  NESTEGG 2020                               $416,418                             2008
                  NESTEGG 2020                             $5,951,082                             2010
                  NESTEGG 2030                             $2,870,105                             2010
                  NESTEGG 2040                               $488,302                             2008
                  NESTEGG 2040                             $3,379,336                             2010
                                                         ]


A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of a calendar year if it is declared by a Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.


         An underlying fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC under the Code if at least one-half of its assets constitutes investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Underlying Fund held the PFIC stock. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.


         An Underlying Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, an Underlying Fund, generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC stock held by a Fund. Each Underlying Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

         Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject an Underlying Fund to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock. Investors should consult their own tax advisors in this regard.

         Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions from certain of the Funds may be eligible for the dividends-received deduction available to corporations. To the extent dividends received by a Fund are attributable to foreign corporations, a corporation that owns shares will not be entitled to the dividends-received deduction with respect to its pro rata portion of such dividends, since the dividends-received deduction is generally available only with respect to dividends paid by domestic corporations. Proposed legislation, if enacted, would reduce the dividends received deduction from 70 to 50 percent.

         Distributions of net long term capital gains, if any, designated by the Funds as long term capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the Funds' shares have been held by a shareholder. All distributions are taxable to the shareholder in the same manner whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

         Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Funds. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless generally be taxable to them.

         Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholders hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. A loss realized on the redemption, sale or exchange of Fund shares will be disallowed to the extent an exempt-interest dividend was received with respect to those shares if the shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

         The taxation of equity options is governed by Code Section 1234. Pursuant to Code Section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Certain of the options, futures contracts, and forward foreign currency exchange contracts that several of the Funds may invest in are so-called "section 1256 contracts." With certain exceptions, gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss. Investors should contact their own tax advisors in this regard.

         Generally, the hedging transactions undertaken by a Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on a position that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to stockholders.

         A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Fund that did not engage in such hedging transactions. Investors should contact their own tax advisors in this regard.

         Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options, futures, and forward contracts.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest, dividends or other receivables, or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase, decrease, or eliminate the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income. Investors should contact their own tax advisors in this regard.

         Income received by a Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign governments and corporations, the Fund will be eligible and intends to elect to "pass-through" to its shareholders the amount of such foreign taxes paid by the Fund. Pursuant to this election, a shareholder would be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid (or deemed paid) by a Fund, and would be entitled either to deduct his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by a Fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion of the dividend which represents income derived from foreign sources.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. Gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income as defined for purposes of the foreign tax credit) including foreign source passive income of a Fund. The foreign tax credit may offset only 90% of the alternative minimum tax imposed on corporations and individuals, and foreign taxes generally may not be deducted in computing alternative minimum taxable income.

         The Funds are required to report to the IRS all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Funds with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Funds or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholders U.S. Federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

         The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Distributions of a Fund which are derived from interest on obligations of the U.S.

Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

                                OTHER INFORMATION

FUND HISTORY

         The Trust is a Delaware business trust established under a Declaration of Trust dated January 26, 1996 and currently consists of eleven separately managed diversified portfolios. Prior to October 28, 2002, the Funds operated as "feeder funds" in a "master-feeder" structure with MIP. MIP is an open-end, series investment company consisting of twelve series including the Master Portfolios. Barclays Global Fund Advisors ("BGFA") serves as investment adviser to the Master Portfolios. Each NestEgg Fund invested all of its assets in the corresponding Master Portfolio of MIP (as shown below), which has the same investment objective as the related Fund.


                     FUND                                     CORRESPONDING MASTER PORTFOLIO

               NestEgg Capital Preservation Fund              LifePath Income Master Portfolio
               NestEgg 2010 Fund                              LifePath 2010 Master Portfolio
               NestEgg 2020 Fund                              LifePath 2020 Master Portfolio
               NestEgg 2030 Fund                              LifePath 2030 Master Portfolio
               NestEgg 2040 Fund                               LifePath 2040 Master Portfolio



CAPITALIZATION

         The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Funds (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Funds will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.




VOTING RIGHTS

         Under the Declaration of Trust, the Trust is not required to hold annual meetings of each Fund's shareholders to elect Trustees or for other purposes. When certain matters affect only one class of shares but not another, the shareholders would vote as a class regarding such matters. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

         The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

         As of [JANUARY 14, {2002} [2003], no person owned of record, or to the knowledge of management beneficially owned five percent or more of the outstanding shares of the respective NestEgg Funds or classes except as set forth below.


NestEgg Capital Preservation Fund
Service Shares                          Shares Owned        % Owned
--------------                          ------------        -------

Transco & Company                           [575,278               99.6%*

105 N. MAIN
WICHITA, KS 67201

NESTEGG CAPITAL PRESERVATION FUND
PREMIUM SHARES                          SHARES OWNED        % OWNED
--------------                          ------------        -------
BISYS FUND SERVICES INC.                         107              100%*
3435 STELZER ROAD
COLUMBUS OH 43219

NESTEGG 2010 FUND
SERVICE SHARES                          SHARES OWNED        % OWNED
--------------                          ------------        -------

TRANSCO & COMPANY                       1,619,616           99.2%]*

105 N. Main
Wichita, KS 67201

NestEgg 2010 Fund
[PREMIUM SHARES                         SHARES OWNED        % OWNED
---------------                         ------------        -------
BISYS FUND SERVICES INC.                  113                     100%*
3435 STELZER ROAD
COLUMBUS OH 43219

NESTEGG 2020 FUND]
Service Shares                          Shares Owned        % Owned
--------------                          ------------        -------

Transco & Company                       [2,678,314          99.6%]*

105 N. Main
Wichita, KS 67201

NestEgg 2020 Fund
[PREMIUM SHARES                         SHARES OWNED        % OWNED
---------------                         ------------        -------
BISYS FUND SERVICES INC.                  122                     100%*
3435 STELZER ROAD
COLUMBUS OH 43219

NESTEGG 2030 FUND]
Service Shares                          Shares Owned        % Owned
--------------                          ------------        -------

Transco & Company                       [1,393,946          99.0%]*

105 N. Main
Wichita, KS 67201

NestEgg 2030 Fund
[PREMIUM SHARES                         SHARES OWNED        % OWNED
---------------                         ------------        -------
BISYS FUND SERVICES INC.                  128                     100%*
3435 STELZER ROAD
COLUMBUS OH 43219

NESTEGG 2040 FUND]
Service Shares                          Shares Owned        % Owned
--------------                          ------------        -------

Transco & Company                       [1,287,023          99.37%]*

105 N. Main
Wichita, KS 67201


NestEgg 2040 Fund



Premium Shares                          Shares Owned        % Owned
--------------                          ------------        -------
[BISYS FUND SERVICES INC.                 136               100%*]
[3435 STELZER ROAD ]



[COLUMBUS OH 43219]


        The Funds do not know the extent to which other holders of record were beneficial owners of shares indicated. To the extent such shareholders may be beneficial owners of 25% or more of a Fund's outstanding Shares, they may be deemed to have voting "control" as defined in the 1940 Act.

YIELD AND PERFORMANCE INFORMATION

         A Fund may, from time to time, include its yield and total return in advertisements or reports to shareholders or prospective investors. The methods used to calculate the yield and total return of the Funds are mandated by the SEC. Quotations of "yield" for the NestEgg Funds will be based on the investment income per share during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period.

         Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

         Total return is calculated by subtracting the amount of the net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

         Performance information for the Funds may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, or other unmanaged indices so that investors may compare the Funds' results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

         Investors who purchase and redeem shares of the Funds through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor, with respect to the customer services provided by the Service
Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield and average annual total return of the Funds for those investors. Investors who maintain accounts with the Trust as transfer agent will not pay these fees.


         The [CHARTS] below shows the average annual returns for the NestEgg Funds. Performance shown below for the Service Class Shares is the actual performance of each NestEgg Fund's Service Class since January 4, 1999 (its inception). The performance of the NestEgg Funds' Premium Class is the performance of the Service Class which has been adjusted to reflect the fees and expenses (excluding fee waivers and/or expense reimbursements) which are estimated for the current fiscal year to apply to the applicable NestEgg Funds' Premium Class. Such performance without fee waiver and expense reimbursements would have been lower had current expenses been taken into account in calculating the performance. The one-year total returns represent performance of the NestEgg [FUNDS] for the fiscal year ended [OCTOBER 31], 2002. The since inception returns represent the performance of the NestEgg Funds' Service Class from January 4, 1999 through October 31, 2002. Returns for the Premium Class include effects of the maximum sales charge.


                         ANNUALIZED RATES OF RETURN FOR

                         PERIODS ENDING OCTOBER 31, 2002

--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      NestEgg Capital    NestEgg Capital     Lehman Brothers    MSCI                Lipper Flexible
                      2010               2010                Aggregate          EAFE                Portfolio
                      Service Shares     Premium Class       Index (1)          Index               Fund Index (4)
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
1 Year - [RETURN      -6.39%             -8.50%              5.89%              -13.21%             5.89%
BEFORE TAXES
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
1 YEAR - RETURN       -7.02%             -9.12%              N/A                N/A                 N/A
AFTER TAXES ON
DISTRIBUTIONS
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
1YEAR - RETURN        -3.90%             -5.19%              N/A                N/A                 N/A
AFTER TAXES ON
DISTRIBUTIONS AND
SALE OF SHARES
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
SINCE INCEPTION -     -0.51%             -1.64%              7.26%              -7.90%              7.26%
BEFORE TAXES
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
SINCE INCEPTION -     -1.38%             -2.50%              N/A                N/A                 N/A
AFTER TAXES ON
DISTRIBUTIONS
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
SINCE INCEPTION -     -0.77%             -1.66%              N/A                N/A                 N/A
AFTER TAXES ON
DISTRIBUTIONS AND
SALE OF SHARES
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------


                                                 ANNUALIZED RATES OF RETURN FOR

                                                 PERIODS ENDING OCTOBER 31, 2002




--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      NestEgg Capital    NestEgg Capital     Wilshire 5000      MSCI                Lipper Flexible
                      2020               2020                Equity             EAFE                Portfolio
                      Service Shares     Premium Class       Index (2)          Index               Fund Index (4)
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
1 Year -              -8.93%             -10.98%             -13.41%            -13.21%             5.89%
[RETURN BEFORE TAXES
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
1 YEAR - RETURN       -9.36%             -11.39%             N/A                N/A                 N/A
AFTER TAXES ON
DISTRIBUTIONS
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
1YEAR - RETURN        -5.46%             -6.71%              N/A                N/A                 N/A
AFTER TAXES ON
DISTRIBUTIONS AND
SALE OF SHARES
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
SINCE INCEPTION -     -3.34%             -4.43%              -5.13%             -5.19%              7.26%
BEFORE TAXES
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
SINCE INCEPTION -     -3.90%             -4.99%              N/A                N/A                 N/A
AFTER TAXES ON
DISTRIBUTIONS
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
SINCE INCEPTION -     -2.83%             -3.68%              N/A                N/A                 N/A
AFTER TAXES ON
DISTRIBUTIONS AND
SALE OF SHARES
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
]

                                                 ANNUALIZED RATES OF RETURN FOR

                                                 PERIODS ENDING OCTOBER 31, 2002




--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      NestEgg Capital    NestEgg Capital     Wilshire 5000      MSCI                Lipper Flexible
                      2030               2030                Equity             EAFE                Portfolio
                      Service Shares     Premium Class       Index (2)          Index               Fund Index (4)
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
1 Year -              -11.24%            -13.26%             -13.41%            -13.21%             5.89%
[RETURN BEFORE TAXES
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
1 YEAR - RETURN       -11.61%            -13.63%             N/A                N/A                 N/A
AFTER TAXES ON
DISTRIBUTIONS
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
1YEAR - RETURN        -6.78%             -8.03%              N/A                N/A                 N/A
AFTER TAXES ON
DISTRIBUTIONS AND
SALE OF SHARES
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
SINCE INCEPTION -     -5.18%             -6.25%              -5.13%             -7.90%              7.26%
BEFORE TAXES
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
SINCE INCEPTION -     -5.51%             -6.58%              N/A                N/A                 N/A
AFTER TAXES ON
DISTRIBUTIONS
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
SINCE INCEPTION -     -4.17%             -4.99%              N/A                N/A                 N/A
AFTER TAXES ON
DISTRIBUTIONS AND
SALE OF SHARES
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------

                                                 ANNUALIZED RATES OF RETURN FOR

                                                 PERIODS ENDING OCTOBER 31, 2002



--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      NestEgg Capital    NestEgg Capital     Wilshire 5000      MSCI                Lipper Flexible
                      2040               2040                Equity             EAFE                Portfolio
                      Service Shares     Premium Class       Index (2)          Index(3)            Fund Index (4)
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
1 Year -              -12.96%            -14.91%             -13.41%            -13.21%             5.89%
[RETURN BEFORE TAXES
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
1 YEAR - RETURN       -13.08%            -15.03%             N/A                N/A                 N/A
AFTER TAXES ON
DISTRIBUTIONS
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
1YEAR - RETURN        -7.95%             -9.14%              N/A                N/A                 N/A
AFTER TAXES ON
DISTRIBUTIONS AND
SALE OF SHARES
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
SINCE INCEPTION -     -7.17%             -8.23%              -5.13%             -7.90%              7.26%
BEFORE TAXES
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
SINCE INCEPTION -     -7.30%             -8.35%              N/A                N/A                 N/A
AFTER TAXES ON
DISTRIBUTIONS
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
SINCE INCEPTION -     -5.61%             -6.41%              N/A                N/A                 N/A
AFTER TAXES ON
DISTRIBUTIONS AND
SALE OF SHARES
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------



                                                 ANNUALIZED RATES OF RETURN FOR

                                                 PERIODS ENDING OCTOBER 31, 2002



--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
                      NESTEGG CAPITAL    NESTEGG CAPITAL     LEHMAN BROTHERS    MSCI                LIPPER FLEXIBLE
                      PRESERVATION       PRESERVATION        AGGREGATE          EAFE                PORTFOLIO
                      SERVICE SHARES     PREMIUM CLASS       BOND INDEX (1)     INDEX               FUND INDEX (4)
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
1 YEAR - RETURN       -2.51%             -4.67%              5.89%              -13.21%             5.89
BEFORE TAXES
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
1 YEAR - RETURN       -3.45%             -5.59%              N/A                N/A                 N/A
AFTER TAXES ON
DISTRIBUTIONS
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
1YEAR - RETURN        -1.49%             -2.82%              N/A                N/A                 N/A
AFTER TAXES ON
DISTRIBUTIONS AND
SALE OF SHARES
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
SINCE INCEPTION -     1.97%              0.82%               7.26%              -7.90%              7.26
BEFORE TAXES
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
SINCE INCEPTION -     0.73%              -0.41%              N/A                N/A                 N/A
AFTER TAXES ON
DISTRIBUTIONS
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
SINCE INCEPTION -     1.03%              0.11%               N/A                N/A                 N/A
AFTER TAXES ON
DISTRIBUTIONS AND
SALE OF SHARES
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
]

(1) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Government/Corporate Index and the Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities.

(2) The Wilshire 5000 Equity Index is composed of domestic equity securities of companies in addition to a very small number of limited partnerships and REITS.

(3) The MSCI EAFE (Europe, Australasia and Far East) is composed of foreign equity securities of issuers in certain countries of Europe, Australasia and Far East.

(4) The Lipper Flexible Portfolio Fund Index's returns represent an average of returns of certain mutual funds investing in domestic common stocks, bonds and money market instruments in an asset allocation strategy as tracked by Lipper Analytical Services.

FINANCIAL STATEMENTS

         The Reports of Independent Auditors and Financial Statements of the Trust for the period ended [OCTOBER 31], 2002 the NestEgg Funds are incorporated herein by reference to the Trust's Annual Reports, such Financial Statements having been audited by KPMG [LLP, independent auditors, and is so included and incorporated by reference in reliance upon the reports of said firm, which report is given upon their authority as experts in auditing and accounting. Copies of the Annual Reports are available without charge upon request by writing to American Independence Funds Trust, 3435 Stelzer Road, Columbus, OH 43219-8006 or telephoning 1-888- 266-8787.

PART C.                    OTHER INFORMATION
--------

Item 23.          Exhibits:

                           (a)         Trust Instrument.(3)

                           (b)         Bylaws of Registrant.(3)

                           (c)         None.

                           (d)(1) Form of Master Investment Advisory Agreement and Supplements between Registrant and Adviser relating to Money Market Fund, Short-Term Bond Fund, Intermediate Bond Fund, Stock Fund, International Multi-Manager Stock Fund and the Kansas Tax-Exempt Bond Fund.(2)

                           (d)(2)(i) Form of Master Investment Advisory Agreement and Supplements between Registrant and Adviser relating to the NestEgg Funds.(6)

                           (d)(2)(ii) Form of Assumption Agreement dated August 21, 2001 between the Registrant, INTRUST Bank and INTRUST Financial Services, Inc. -- (9)

                           (d)(3) Form of Sub-Advisory Agreements between Adviser and Sub-Advisers.(2)

                           (d)(3)(i) Sub-Advisory Agreement dated November 15, 2000 between AMR Investment Services
                                       (AMR) and Barrow Hanley Mewhinney &
                                       Strauss (Barrow) with respect to the
                                       Stock Fund.(8)

                           (d)(3)(ii) Interim Sub-Advisory Agreement dated September 25, 2000 between AMR and Barrow with respect to the Stock Fund.(8)

                           (d)(3)(iii) Sub-Advisory Agreement dated November 1,
                                       2000 between Galliard Capital Management
                                       (Galliard) and INTRUST Financial Services with respect to the Kansas Tax Exempt Bond Fund.(8)

                           (d)(3)(iv) Sub-Advisory Agreement dated November 25, 1996 as amended and restated November 1, 2000 between Galliard Capital Management and INTRUST Financial Services with respect to the Short-Term Bond Fund and the Intermediate Bond Fund.(8)


                           (d)(3)(v) Sub-Advisory Agreement dated October 28, 2002 between INTRUST Financial Services and LaJolla Economics -- (1)


                           (d)(4) Form of Master Administration Agreement and Supplements between Registrants and Administrator.(2)

                           (d)(5) Agreement among AMR Investment Services Trust, AMR Investment Services, Inc., INTRUST Funds Trust and BISYS Fund Services, dated January 17, 1997.(6)

                           (e) Form of Master Distribution Contract and Supplements between Registrant and Distributor.(2)

                           (f)         None.

                           (g)(1) Form of Custodian Contract between Registrant and Custodian.(2)


                           (g)(2) Amendment to Custody Agreement with INTRUST Bank with respect to the NestEgg Funds.(1)


                           (h)(1)(i) Form of Transfer Agency and Service Agreement between Registrant and Transfer Agent.(2)


                           (h)(1)(ii)  Amendment to Transfer Agency
                                       Agreement with respect to the NestEgg
                                       Funds.(1)


                           (h)(2)      Form of Service Organization
                                       Agreement.(2)

                           (h)(3) Form of Fund Accounting Agreement between Registrant and Investors Bank & Trust Company with respect to NestEgg
                                       Funds.(1)


                           (i)(1) Consent of Paul, Weiss, Rifkind, Wharton & Garrison, counsel to Registrant.(1)


                           (i)(2) Opinion of Counsel to Registrant. (Opinion is now combined with consent in Item 23(i)(1).


                           (j)(1)      Consent of KPMG LLP.(1)





                           (k)         None.

                           (l)         Subscription Agreement.(2)

                           (m) Amended Form of Rule 12b-1 Distribution Plan and Agreement between Registrant and Distributor--(6)

                           (n)         Not Applicable.

                           (p)(1)      Form of Code of Ethics of the
                                       Registrant.(8)

                           (p)(2) Form of Code of Ethics of INTRUST Financial Services as amended August 21, 2001.(10)

                           (p)(3) Form of Code of Ethics of Galliard Capital Management.(8)

                           (p)(4) Form of Code of Ethics of AMR Investment Services.(8)

                           (p)(5)      Form of Code of Ethics of Barrow
                                       Hanley.(8)




                           (p)(7) Form of Code of Ethics of BISYS Fund Services.(8)

                           (o)     Rule 18f-3 Plan, amended February 26,
                                   2002.(11)

                  Other Exhibits:

                           (A)      Power of Attorney.(2)

                           (B)      Power of Attorney dated February 9, 1998.(5)

                           (C) Powers of Attorney dated August 11, 1998 for Master Investment Portfolio(6)

                           (D)      Powers of Attorney dated December 20,
                                    2000.(8)

                           (E)      Powers of Attorney dated December 27,
                                    2001.(11)

(1)      Filed herewith.

(2) Previously filed on December 23, 1996 as part of Pre-Effective Amendment No. 3 and incorporated by reference herein.

(3) Previously filed with Post-Effective Amendment No. 1 on June 27, 1997, and incorporated by reference herein.

(4) Previously filed with Post-Effective Amendment No. 2 on December 22, 1997, and incorporated by reference herein.

(5) Previously filed with Post-Effective Amendment No. 3 on February 27, 1998, and incorporated by reference herein.

(6) Previously filed with Post-Effective Amendment No. 7 on November 30, 1998, and incorporated by reference herein.

(7) Previously filed with Post-Effective Amendment No. 17 on June 30, 2000 and incorporated by reference herein.

(8) Previously filed with Post-Effective Amendment No. 18 on December 20, 2000 and incorporated herein by reference.
(9) Previously filed with Post-Effective Amendment No. 22 on January 30, 2002 and incorporated by reference herein.

(10) Previously filed with Post-Effective Amendment No. 23 on April 30, 2002 and incorporated by reference herein.

(11) Previously filed with Post-Effective Amendment No. 24 on June 28, 2002 and incorporated by reference herein.


(12) Previously filed with Post-Effective Amendment No.25 on November 25, 2002 and incorporated by reference herein.


Item 24.          Persons Controlled by or under Common Control with Registrant.

                  None.

Item 25.          Indemnification.

                  As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act") and pursuant to Article X of the Registrant's Trust Instrument (Exhibit 1 to the Registration Statement), Section 4 of the Master

Investment Advisory Contract between Registrant and the Adviser (Exhibit 5(a) to this Registration Statement), and Section 14 of the Master Distribution Contract between Registrant and the Distributor (Exhibit 6 to this Registration Statement) officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the option of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

                  The Registrant will purchase an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

                  Section 4 of the Master Investment Advisory Contract between Registrant and the Adviser and Section 9 of the Master Distribution Contract between Registrant and the Distributor limit the liability of the Adviser, and the distributor to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

                  The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, By-Laws, Investment Advisory Contracts and Distribution Contract in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 26.          Business and Other Connections of INTRUST Financial Services,
                  Inc.

                  INTRUST Financial Services, Inc. ("INTRUST") is a wholly owned subsidiary of INTRUST Financial Corporation (formerly First Bancorp of Kansas), a bank holding company. INTRUST Bank, N.A. is a majority-owned subsidiary of INTRUST Financial Corporation. The business and other connections of INTRUST are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of INTRUST as currently filed with the SEC which is incorporated by reference herein.

Business and Other Connections of LaJolla Economics

         The NestEgg Funds are sub-advised by LaJolla Economics.

         The business and other connections of LaJolla Economics are set forth in the Uniform Application for Investment Advisor Registration ("Form ADV") of LaJolla as currently filed with the SEC which is incorporated by reference herein.

Item 27.          Principal Underwriter

                  (a) BISYS Fund Series Limited Partnership ("BISYS" or the "Distributor") acts as principal underwriter for the following investment companies:



                           BISYS FUND SERVICES LIMITED PARTNERSHIP
                           ---------------------------------------
                                Ambassador Funds
                                American Independence Funds Trust
                                American Performance Funds
                                AmSouth Mutual Funds
                                BB&T Funds
                                The Coventry Group
                                The Eureka Funds
                                The Hirtle Callaghan Trust
                                HSBC Advisor Funds Trust
                                HSBC Funds Trust
                                HSBC Investor Funds
                                HSBC Mutual Funds Trust
                                The Infinity Mutual Funds, Inc.
                                Leader Funds

                               MMA Praxis Mutual Funds
                               Mercantile Funds, Inc.
                               Old Westburg Funds
                               Pacific Capital Funds
                               USAllianz Funds Variable Insurance Products Trust Variable Insurance Funds
                               The Victory Portfolios
                               The Victory Variable Insurance Funds
                               The Williamette Funds
                               Vintage Mutual Funds, Inc.



                               BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS is located at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of the BISYS Group, Inc.





                  (b) Information about Directors and Officers of BISYS is as follows:



Name and Principal                 Position
Business Address                   with Underwriter          Positions Fund
----------------                   ----------------          ------------------
BISYS Fund Services, Inc.*         Sole General Partner      None
3435 Stelzer Road
Columbus, Ohio 43219
WC Subsidiary Corporation          Sole Limited Partner      None
150 Clove Road
Little Falls, New Jersey 07424



                  * Jocelyn E Fullmer - Executive Representative William Tomko - Supervising Principal


                  (c)      Not applicable.

Item 28.          Location of Accounts and Records

         (a) All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of BISYS (as administrator, transfer agent, fund accountant and distributor) located at 3435 Stelzer Road, Columbus, Ohio 43219 and INTRUST Financial Services and INTRUST Bank, N.A. (as adviser and custodian respectively) at 105 North Main Street, Box One, Wichita, Kansas 63201 and AMR Investment Services, Inc., at 4333 Amon Carter Boulevard, MD, 5645, Fort Worth, Texas 76155.


Item 29.          Management Services.

                  Not applicable.

Item 30.          Undertakings.

                  (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the removal of a trustee if requested to do so by the holders of at least 10% of the Registrant's outstanding shares.

                  (b) Registrant undertakes to provide the support to shareholders specified in Section 16(c) of the 1940 Act as though that section applied to the Registrant.

                  (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on the day of January 30, 2003.



                                              AMERICAN INDEPENDENCE FUNDS TRUST


                                              By:  /s/ George Stevens
                                                   ----------------------------
                                                   George Stevens, President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



Signature                                     Title                             Date
/s/  Terry L. Carter*                         Trustee                     January 30, 2003
----------------------------
     Terry L. Carter

/s/  Thomas F. Kice*                          Trustee                     January 30, 2003
----------------------------
     Thomas F. Kice

/s/  George Mileusnic*                        Trustee                     January 30, 2003
----------------------------
     George Mileusnic

/s/  John J. Pileggi*                         Trustee                     January 30, 2003
----------------------------
     John J. Pileggi

/s/  Phillip J. Owings*                       Trustee                     January 30, 2003
----------------------------
     Phillip J. Owings

/s/  Ronald Baldwin*                          Trustee                     January 30, 2003
----------------------------
     Ronald Baldwin

/s/  Troy Jordan*                             Trustee                     January 30, 2003
----------------------------
     Troy Jordan

/s/  Peter L. Ochs*                           Trustee                     January 30, 2003
----------------------------
     Peter L. Ochs

/s/  Rodney D. Pitts*                         Trustee                     January 30, 2003
----------------------------
     Rodney D. Pitts

/s/  George Stevens                           President                   January 30, 2003
----------------------------
     George Stevens

Signature                                     Title                              Date
/s/  Trent Statzcar                          Treasurer                     January 30, 2003
----------------------------            (Principal Financial
     Trent Statzcar                    and Accounting Officer)


*By: /s/ David Bunstine                                                    January 30, 2003
----------------------------
     David Bunstine
     Attorney-in-Fact


                                                                             16